Securities and Exchange Commission
450 5 Street, N.W.
Washington, DC  20549


RE:  Midland National Life Separate Account C
     File Number 33-64016


Commissioners:

Enclosed for filing is a copy, including exhibits of Post-Effective Amendment Number 10 to the above referenced Form N-4 Registration Statement.

This amendment is being filed pursuant to paragraph (b) Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill and Brennan at 202-383-0126.

Sincerely,



Paul M. Phalen, CLU, FLMI
Assistant Vice-President
Variable Services

VA2CVR.TXT

Registration No. 33-64016

                                  FORM N-4
                                  --------
                           SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                                                           ___
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         ___

                   Pre-Effective Amendment No. ___
                   Post-Effective Amendment No. _10_

                                 and

            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         Amendment No. _10_

              MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
              (Exact Name of Registrant)

               MIDLAND NATIONAL LIFE INSURANCE COMPANY
               (Name of Depositor)
                 One Midland Plaza
                 Sioux Falls, SD 57193
               (Address of Depositor's Principal Executive Office)
                605-335-5700
              (Depositor's Telephone Number, including Area Code:

                       _________________________
               Jack L. Briggs, Vice President, Secretary and General Counsel
               Midland National Life Insurance Company
                          One Midland Plaza
                        Sioux Falls, SD 57193
                (Name and Address of Agent for Service)

                     Copy to:
                     Frederick R. Bellamy
                     Sutherland Asbill & Brennan, L L P
                     1275 Pennsylvania Avenue, N.W.
                     Washington, D.C. 20004-2404

It is proposed that this filing will become effective (check appropriate line):
        ___  immediately upon filing pursuant to paragraph (b) of Rule 485
        _X_  on April 28, 2000 pursuant to paragraph (b) of Rule 485
        ___  60 days after filing pursuant to paragraph (a) (i) of Rule 485
        ___  on ___(date)________ pursuant to paragraph (a) (ii) of Rule 485

    If appropriate, check the following line:
        ___ the Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

    Titles of Securities Being Registered: __Variable_Annuity_Contracts__
                                             Variable_Annuity_II Contracts__


N4VA2

Variable Annuity II
Prospectus
May 1,    1999  2000

Please read this prospectus for details on the contract being offered to you and keep it for future reference.
This prospectus sets forth the information that a prospective investor should know before investing.
A Statement of Additional Information ("SAI") about the contract and Separate Account C is available by checking the appropriate box on the application form or by writing to Midland at:

Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD  57193
(605) 335-5700

The SAI, dated May 1,    1999 2000    , has been filed
with the U.S. Securities and Exchange Commission
("SEC") and is incorporated herein by reference. The table of contents of the SAI is included at the end of this prospectus.

The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The contracts involve investment risk, including possible loss of principal. The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the federal deposit insurance corporation or any other agency.

This prospectus is valid only when accompanied by the Funds' current prospectuses.

   You may allocate your premiums to our General
Account and/or to up to 10 mutual fund Portfolios.

Flexible Premium Deferred Variable Annuity
Contract (Variable Annuity II)
issued by
Midland National Life Insurance Company
through
Midland National Life Separate Account C

The prospectuses for the following Funds:
 Fidelity's Variable Insurance Products Funds
   Initial Class    ,
 American Century's Variable Portfolio Inc.,
 MFS(r) Variable Insurance Trusts, and
 Lord Abbett's Series Funds, Inc.,
describe the investment objectives, policies, and risks
of the Funds' portfolios that are available under the
contracts:
    1   VIP Money Market Portfolio
 2   VIP High Income Portfolio
 3   VIP Equity-Income Portfolio
 4   VIP Growth Portfolio
 5   VIP Overseas Portfolio
 6   VIP II Asset Manager Portfolio
 7   VIP II Investment Grade Bond Portfolio
 8   VIP II Contrafund Portfolio
 9   VIP II Asset Manager: Growth Portfolio
 10   VIP II Index 500 Portfolio
 11   VIP III Growth & Income Portfolio
 12   VIP III Balanced Portfolio
 13   VIP III Growth Opportunities Portfolio
 14   American Century VP Capital Appreciation
Portfolio
 15   American Century VP Value Portfolio
 16   American Century VP Balanced Portfolio
 17   American Century VP International Portfolio
 18   American Century VP Income & Growth
Portfolio
 19   MFS VIT Emerging Growth Portfolio Series
 20   MFS VIT Research Portfolio Series
 21   MFS VIT Growth with Income Portfolio
Series
 22   MFS VIT New Discovery Portfolio Series
 23   Lord Abbett VC Series Fund, Inc. Growth and
Income Portfolio (hereinafter referred to as Lord
Abbett VC Growth and Income Portfolio)
 Lord Abbett Series Fund Inc. Mid-Cap Value
Portfolio (hereinafter referred to as Lord Abbett
VC Mid-Cap Value Portfolio)
 Lord Abbett Series Fund Inc. International
Portfolio (hereinafter referred to as Lord Abbett
VC International Portfolio)



Table of Contents



Definitions	3
SUMMARY	4
Features of Variable Annuity II	4
Investment Choices	4
Withdrawals	5
Charges Under the Contracts	6
Fee Table	8
Additional Information About Variable Annuity II	13
SEPARATE ACCOUNT C AND THE FUNDS	13
Our Separate Account And Its Investment Divisions	13
The Funds	13
Investment Policies Of The Funds' Portfolios	14
We Own The Assets Of Our Separate Account	16
Our Right To Change How We Operate Our Separate
Account	16
DETAILED INFORMATION ABOUT THE
CONTRACT	17
Requirements for Issuance of a Contract	17
Free Look	18
Allocation of Premiums	18
Changing Your Premium Allocation Percentages	18
Transfers of Contract Value	18
Dollar Cost Averaging	18
Portfolio Rebalancing	19
Systematic Withdrawals	19
Withdrawals	20
Loans	20
Death Benefit	20
Your Contract Value	24
Amounts In Our Separate Account	24
The General Account	22
CHARGES, FEES AND DEDUCTIONS	23
Sales Charges on Withdrawals	23
Free Withdrawal Amount	26
Administrative Charge	24
Mortality and Expense Risk Charge	24
Contract Maintenance Charge	24
   Premium Taxes	24
Transfer Charge	24
Charges In The Funds	27
FEDERAL TAX STATUS	27
Introduction	27
Diversification	27
Taxation of Annuities in General	26
Our Income Taxes	32
Withholding	29
MATURITY DATE	29
SELECTING AN ANNUITY OPTION	32
Fixed Options	32
Variable Options	31
Transfers after the Maturity Date	31
ADDITIONAL INFORMATION	32
Midland National Life Insurance Company	32
Your Voting Rights As an Owner	32
Our Reports to Owners	36
Contract Periods, Anniversaries	33
Dividends	33
Performance	33
Your Beneficiary	34
Assigning Your Contract	34
When We Pay Proceeds From This Contract	34
Sales Agreements	34
Regulation	34
   Year 2000 Compliance Issues	35
Discount for    Midland     Employees of Sammons
Enterprises, Inc.	38
Legal Matters	39
   Experts Financials    	39
Statement of Additional Information	39
   Condensed Financial Statements	41


Definitions

Accumulation Unit means the units credited to each investment division in the Separate Account before the maturity date.

Annuitant means the person, designated by the owner, upon whose life annuity payments are intended to be based on the maturity date.

Annuity Unit means the units in the Separate
Account, after the maturity date that are used to determine the amount of the annuity payment.

Attained Age means the issue age plus the number of complete Contract Years since the Contract Date.

Beneficiary means the person or persons to whom the contract's death benefit is paid when the annuitant dies before the maturity date.

Business Day means any day we are open and the
New York Stock Exchange is open for trading.  The
holidays which we are closed, but the New York
Stock Exchange is open are the day after
Thanksgiving    the day before Christmas Eve Day and
New Year's Eve Day and December 26, 2000.      These
days along with the days the New York Stock
Exchange is not open for trading will not be counted as business days.

Cash Surrender Value means the Contract Value on the date of surrender minus the contract maintenance charge and any contingent deferred sales charge.
Contract Anniversary - The same month and day of the Contract Date in each year following the Contract
Date.

Contract Date means the date from which Contract
Anniversaries and Contract Years are determined.

Contract Value means the total amount of monies in our Separate Account C attributable to your in force contract. It also includes monies in our General
Account for your contract.

Contract Month means a month that starts on a Monthly Anniversary and ends on the following
Monthly Anniversary.

Contract Year means a year that starts on the Contract Date or on each anniversary thereafter.

Death Benefit means the amount payable under your contract if the annuitant dies before the maturity date.

Funds mean the investment companies, more commonly called mutual funds, available for investment by Separate Account C on the Contract
Date or as later changed by us.

   Home Executive     Office means where you write to us
to pay premiums or take other action, such as transfers between investment divisions. The address is:
Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD 57193

In Force means the Annuitant's life remains insured under the terms of the contract.

Investment Division means a division of Separate
Account C which invests exclusively in the shares of a specified portfolio of the Funds.

Issue Age means the age of the annuitant on his/her birthday that is nearest to the Contract Date.

Maturity Date means the date, specified in the contract, when annuity payments are to begin.

   Net Premium means your premium payment minus any premium tax charge.

Owner means the person who purchases an
Individual Variable Annuity Contract and makes the premium payments. The owner has all rights in the contract before the maturity date, including the rights to make withdrawals or surrender the contract, to designate and change the beneficiaries who will receive the proceeds at the annuitant's death before the maturity date, to transfer funds among the investment divisions, and to designate a mode of settlement for the annuitant on the maturity date.

Payee means the person who is entitled to receive annuity payments after an annuity is effected. On or after the maturity date, the annuitant will be the payee. Before the maturity date, you will be the payee.

Separate Account means our Separate Account C which receives and invests your premiums under the contract.

SUMMARY

In this prospectus "We", "Our", and "Us" mean
Midland National Life Insurance Company. "You"
and "Your" mean the owner of the contract.  We refer
to the person who is covered by the contract as the
"annuitant", because the annuitant and the owner    may
might     not be the same.

The detailed information appearing later in this prospectus further explains the following summary.
This summary must be read along with that detailed information. Unless otherwise indicated, the description of the contract in this prospectus assumes that the contract is in force.

Features of Variable Annuity II

The individual flexible premium deferred variable annuity contracts described in this prospectus provide for accumulation of the contract value and payment of annuity payments on a fixed or variable basis.
Variable payment options are not available in certain states. The contracts are designed to aid individuals in long term planning for retirement or other long term purposes.

The contracts are available for retirement plans    which
that     do not qualify for the special federal tax
advantages available under the Internal Revenue
Code (Non-Qualified Plans) and for retirement plans which do qualify for those tax advantages (Qualified
Plans).

This prospectus generally describes only the variable portion of the contract, except where the General
Account is specifically mentioned.

The Variable Annuity II pays a death benefit when the annuitant dies before the maturity date if the contract is still in force. The death benefit is equal to the greater of (a) the contract value, (b) premiums paid less withdrawals, or (c) the guaranteed minimum death benefit.

Your Contract Value

Your contract value depends on:
 the amount and frequency of premium payments, the selected portfolio's investment experience, interest earned on amounts allocated to the General
Account,
 withdrawals, and
 charges and deductions.

You bear the investment risk under the Variable
Annuity II    (except for amounts in the General
Account)    .  There is no minimum guaranteed cash
value with respect to any amounts allocated to the Separate Account. (See "Your Contract Value" on page 24.)

Flexible Premium Payments

You may pay premiums whenever you want and in whatever amount you want, within certain limits. We require an initial minimum premium of at least
$2,000; other premium payments must be at least
$50. (Currently, we waive the initial minimum premium requirement for certain qualified contracts enrolled in a bank draft investment program or payroll deduction plan.)

You will choose a planned periodic premium. You need not pay premiums according to the planned schedule.

Investment Choices

You may allocate your contract value to up to ten of the investment divisions of our Separate Account.
You may also allocate your contract value to our General Account, which pays interest at a declared rate.

Each of the Separate Account investment divisions invests in shares of a corresponding portfolio of one of the following "series" type mutual funds:
(1) Fidelity's Variable Insurance Products Fund
(VIP), (2) Fidelity's Variable Insurance Products
Fund II (VIP II), (3) Fidelity's Variable Insurance
Products Fund III (VIP III), (4) American Century's
Variable Portfolios, Inc., (5) MFS(r) Variable
Insurance Trusts, and (6) Lord Abbett's Series Fund,
Inc. The portfolios have different investment policies and objectives.

For a full description of the portfolios, see the Funds' prospectuses, which accompany this prospectus. (See
The Funds on page 13.)

The investment divisions that invest in portfolios of Fidelity's Variable Insurance Products Fund are:
 VIP Money Market Portfolio
 VIP High Income Portfolio
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
 VIP Overseas Portfolio

The investment divisions that invest in portfolios of Fidelity's Variable Insurance Products Fund II are:
 VIP II Asset Manager Portfolio
 VIP II Investment Grade Bond Portfolio
 VIP II Contrafund Portfolio
 VIP II Asset Manager: Growth Portfolio
 VIP II Index 500 Portfolio

The investment divisions that invest in portfolios of Fidelity's Variable Insurance Products Fund III are:
 VIP III Growth & Income Portfolio
 VIP III Balanced Portfolio
 VIP III Growth Opportunities Portfolio

The investment divisions that invest in portfolios of the American Century Variable Portfolios, Inc. are:
 VP Capital Appreciation Portfolio
 VP Value Portfolio
 VP Balanced Portfolio
 VP International Portfolio
 VP Income & Growth Portfolio

The investment divisions that invest in portfolios of
the MFS(r) Variable Insurance Trusts are:
 VIT Emerging Growth    Portfolio Series
 VIT Research    Series
 VIT Growth with Income    Series
 VIT New Discovery    Series

The investment divisions that invests in a portfolio of
the Lord Abbett Series Fund, Inc.    is are    :
 VC Growth    and &     Income    Portfolio
 VC Mid-Cap Value Portfolio
 VC International Portfolio

Each portfolio pays a different investment
management or advisory fee and different operating
expenses.  The fees and expenses for the year ending
December 31,    1998 1999     are shown under the table
of Portfolio Annual Expenses.

See "Investment Policies Of The Funds' Portfolios" on page 14, and "Charges In The Funds" on page 27.

Withdrawals

You may generally withdraw all or part of your cash
surrender value at any time, before annuity payments
begin.  You may also elect a systematic withdrawal
option (See "Systematic Withdrawals" on page 19.)
(Your retirement plan may restrict withdrawals.)     A
We may impose     a contingent deferred sales charge
   may be imposed     on any withdrawal    (including
withdrawals to begin annuity payments)    , and upon
full withdrawal    we may also deduct     a contract
maintenance charge    may also be imposed    .  The
amount you request plus any deferred sales charge will be deducted from your contract value. You may take a withdrawal in a lump sum or use it to purchase an annuity that will continue as long as you live or for some other period you select. A withdrawal may have negative tax consequences, including a 10% tax penalty on certain withdrawals prior to age 59 1/2.
Three years after the contract date, the contingent deferred sales charge will be waived upon the withdrawal of funds to effect a life annuity. (See
"Sales Charges on Withdrawals" on page 25,
"FEDERAL TAX STATUS" on page 27, and
"SELECTING AN ANNUITY" on page 32.)

Withdrawals from contracts used in connection with tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.

Charges Under the Contracts

Sales Charge

Sales expenses are not deducted from premium payments. However, a contingent deferred sales charge may be assessed against contract values when they are withdrawn, including withdrawals to effect an annuity and systematic withdrawals. (See "Sales
Charges on Withdrawals" on page 25.)

The length of time between the receipt of each
premium payment and the withdrawal determines the
contingent deferred sales charge.  For this purpose,
premium payments will be deemed to be withdrawn
in the order in which they are received and all
withdrawals will be made first from premium
payments and then from other contract values.  The
charge is a percentage of the premiums and is as
follows:
	Length of Time	      Contingent
	From Premium Payment 	Deferred Sales
	(Number of Years)     	Charge
	0-1	                  8%
	1-2                     8%
	2-3	                  7%
	3-4                  	7%
	4-5                   	6%
	5-6                 	5%
	6-7               	4%
	7-8	                  2%
	8 or more          	0%

No contingent deferred sales charge will be assessed
upon:
(a) payment of death proceeds under the contract, or
(b) exercise of the free withdrawal privilege.
In addition, Midland will not assess a contingent
deferred sales charge on either a full or partial
   surrender withdrawal [(     subject to approval of the
state insurance authorities   ])     after the first contract
anniversary if:
(a) our    home executive     office receives written proof
that the owner is confined in a state licensed in-
patient nursing facility for a total of 90 days,
provided we receive your withdrawal request
   before or     within 90 days after discharge from
such facilities; or
(b) a licensed physician provides a written statement to us that the owner is expected to die within the next 12 months due to a non-correctable medical condition. The licensed physician cannot be the owner or part of the owner's immediate family.
We reserve the right to have a physician of our choice examine the owner.

Withdrawals may be subject to tax consequences.
(See "Withdrawals" on page 20 and "FEDERAL
TAX STATUS" on page 27.)

Free Withdrawal Amount

You may make a withdrawal from your contract value of up to 10% of the total premiums paid (as determined on the date of the requested withdrawal), minus any withdrawals made in the prior 12 months, without incurring a contingent deferred sales charge.
(See "Free Withdrawal Amount" on page 26.)

Mortality and Expense Risk Charge

Midland deducts a 1.25% per annum charge against all contract values held in the Separate Account for assuming the mortality and expense risks under the contract. (See "Mortality and Expense Risk Charge" on page 26.)

Administration and Maintenance Fee

An administration charge of 0.15% per annum is deducted from all contract values held in the Separate
Account. In addition, a maintenance charge of $35 is deducted annually from each contract. Currently, we waive the $35 annual maintenance charge for contracts with a value of $50,000 or more on the contract anniversary. (See "CHARGES, FEES AND
DEDUCTIONS" on page 25.)

Premium Taxes

   Currently, we do not deduct for premium taxes. We reserve the right to deduct for premium taxes for contracts sold in states that charge a premium tax.
Midland will deduct from all premium payments the amount of any premium taxes levied by a state or any government entity. (See Premium Taxes on page 24).
Because of the contingent deferred sales charge and other expenses, the contracts are not appropriate for short-term investment. The contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as IRAs and 401(k) plans. The tax-deferred feature of the contracts is most favorable to those in high tax brackets. The tax-deferred feature is not necessary for a tax-qualified plan. In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments, make the contract appropriate for their purposes


FEE TABLE

This information is intended to assist you in understanding the various costs and expenses that you will bear. It reflects expenses of the Separate Account as well as the portfolios.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of premium payments)
		                                    None
Transfer Fee (there is currently no charge for transfers.  We reserve the right to charge $25 for each transfer in excess of 12 in one
contract year.		                        None
Maximum Deferred Sales Load (as a percentage of premiums withdrawn)
                                                8.00%
Annual Contract Maintenance Charge(1)		$35.00
Separate Account Annual Expenses (as a percentage of average daily Contract
Value)
Mortality and Expense Risk		             1.25%
Administration Fees		                   0.15%
Total Separate Account Expenses		       1.40%

(1) The contract maintenance charge is an annual $35 charge
per contract.  It is deducted proportionally from the
investment divisions in use at the time of the charge.
The contract maintenance charge has been reflected in
the examples by a method intended to show the "average"
impact of the contract maintenance charge on an investment
in the Separate Account.  The contract maintenance charge
is deducted only when the accumulated value is less
than $50,000.  In the example, the contract maintenance
charge is approximated as a    0.12% 0.11%     annual asset
charge based on the experience of the contracts.

PORTFOLIO ANNUAL EXPENSES(1)

(as a percentage of Portfolio average net assets after fee waivers    and
after     expense reimbursement    but before
any reductions for custodian and transfer agent expenses    .)

                                     			      TOTAL
                              	MANAGEMENT	OTHER	      ANNUAL
                                 	FEES	      EXPENSES	EXPENSES(2)
VIP Money Market    Portfolio	      0.20% 0.18%	0.10% 0.09%	0.30% 0.27%
VIP High Income Portfolio	      0.58%	0.12% 0.11%	0.70% 0.69%
VIP Equity-Income(3) Portfolio	0.49% 0.48%	0.08% 0.09%	0.57%
VIP Growth(3) Portfolio	            0.59% 0.58%	0.07% 0.08%	0.66%
VIP Overseas(3) Portfolio	      0.74% 0.73%	0.15% 0.18%	0.89% 0.91%
VIP II Asset Manager(3) Portfolio	0.54% 0.53%	0.09% 0.10%	0.63% 0.63%
VIP II Investment Grade Bond Portfolio	0.43%	0.14% 0.11%	0.57% 0.54%
VIP II Contrafund(3) Portfolio	0.59% 0.58%	0.07% 0.09%	0.66% 0.67%
VIP II Asset Manager:  Growth(3) Portfolio0.59% 0.58%	0.13%	0.72% 0.71%
VIP II Index 500(3) (4) Portfolio	0.24%	0.04%	0.28%
VIP III Growth & Income(3) Portfolio0.49% 0.48%	0.11% 0.12%	0.60%
VIP III Balanced(3) Portfolio	      0.44% 0.43%	0.14%	0.58% 0.57%
VIP III Growth Opportunities(3) Portfolio	0.59% 0.58%	0.11%	0.70% 0.69%
American Century VP Capital Appreciation Portfolio1.00%0.00%	1.00%
American Century VP Value Portfolio	1.00%	0.00%	1.00%
American Century VP Balanced Portfolio1.00% 0.90%0.00%1.00% 0.90%
American Century VP International Portfolio1.47% 1.34%0.00%	1.47% 1.34%
American Century VP Income & Growth Portfolio    0.70%0.00%	0.70%


                                          			      TOTAL
                                     	MANAGEMENT	OTHER	      ANNUAL
                                      	FEES	      EXPENSES	EXPENSES(2)
MFS VIT Emerging Growth(4)    (5) Series	0.75%	      0.10% 0.09%	0.85% 0.84%
MFS VIT Research(4) (5) Series	      0.75%	      0.11%	      0.86%
MFS VIT Growth with Income(4) (5) Series	0.75%	      0.13%	      0.88%
MFS VIT New Discovery(4) (5) (6) Series	0.90%	      0.27% 0.17%	1.17% 1.07%
Lord Abbett VC Growth and & Income Portfolio0.50%	0.01% 0.37%	0.51% 0.87%
Lord Abbett VC Mid-Cap Value(7) Portfolio	0.75%	      0.35%	      1.10%
Lord Abbett VC International(7) Portfolio	1.00%	      0.35%	      1.35%

(1) The fund data was provided by the funds or their managers. Midland has not independently verified the accuracy of the Fund data.

(2) The annual expenses shown are based on actual expenses for    1998 1999.
The expenses shown for Fidelity's
VIP, VIP II and VIP III Portfolios are those applicable to the Initial
Class.

(3) A portion of the brokerage commissions the fund paid was used to reduce its expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce custodian and transfer agent
expenses.    Without Including     these
reductions, total operating expenses would have been as follows:

VIP Equity-Income    Portfolio	0.58% 0.56%
VIP Growth Portfolio	            0.68% 0.65%
VIP Overseas Portfolio	            0.91% 0.87%
VIP II Asset Manager Portfolio	0.64% 0.62%
VIP II Index 500	                        0.35%
VIP II Contrafund Portfolio	      0.70% 0.65%
VIP II Asset Manager: Growth Portfolio0.73% 0.70%
VIP III Balanced Portfolio	      0.59% 0.55%
VIP III Growth Opportunities Portfolio0.71% 0.68%
VIP III Growth & Income Portfolio	0.61% 0.59%

   (4) - Fidelity Management and Research agreed to reimburse a portion of the VIP II Index 500 expenses during 1999. Without this reimbursement, the VIP II Index 500 would have had total expenses of 0.34%.(4)
(5) Each of the MFS Series has an expense offset arrangement, which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.
   Including these reductions, the total expenses would have been as follows:

MFS VIT Emerging Growth Series	0.83%
MFS VIT Research Series	            0.85%
MFS VIT Growth With Income Series	0.87%
MFS VIT New Discovery Series	      1.05%

(5) (6)      MFS has agreed to bear expenses for this portfolio, such that the portfolio's other expenses shall not exceed
   0.25% 0.15%    .  Without this limitation, the other expenses and total
expenses would have been:
   4.32% 1.59%     and    5.22% 2.49%     for the MFS VIT New Discovery.

   (7) - Lord, Abbett & Co has agreed to reimburse a portion of the expenses for the VC Mid-Cap Value and VC
International Portfolios. Without this reimbursement, the total expense would have been 3.72% for the Mid-Cap
Value and 5.22% for the VC International Portfolios.


EXAMPLES
If you surrender or annuitize your contract at the end of the applicable time period, you would pay the following
expenses on a $1,000 investment, assuming a 5% annual return on assets:
                           	         ONE	 THREE	FIVE	      TEN
                              	   YEAR	 YEARS	YEARS	      YEARS
VIP Money Market    Portfolio	          98	  127 126	159156	214209
VIP High Income Portfolio	          103102    139	      179178	255253
VIP Equity-Income Portfolio	          101	  135       172	      242241
VIP Growth(3) Portfolio	                102	  138	      177176	251250
VIP Overseas(3) Portfolio	          104105    145	      189   	275276
VIP II Investment Grade Bond Portfolio  101	  135134	172170	242238
VIP II Asset Manager(3) Portfolio	    102	  137	      175	      248
VIP II Index 500(3) Portfolio	           98	  127 126	157	      212 211
VIP II Contrafund(3) Portfolio	    102	  138	      177	      251
VIP II Asset Manager:  Growth(3) Portfolio103     140 139	180 179	257 255
VIP III Balanced(3) Portfolio	          101	  136 135	173 172	243 241
VIP III Growth Opportunities(3) Portfolio103102   139	      179 178	255 253
VIP III Growth & Income(3) Portfolio    102101	  136	      174 173	245 244
American Century VP Capital Appreciation Portfolio106105148 194	      286 285
American Century VP Balanced Portfolio   106104   148145	194189	286 275
American Century VP Value Portfolio      106105	  148 	194	      286 285
American Century VP International Portfolio110 109 162159	217 211	331 319
American Century VP Income & Growth Portfolio103102 139	179178      255 254
MFS VIT Emerging Growth(4) Series	     104	144 143	187 186     271 269
MFS VIT Research(4) Series	           104	144         187	      272 271
MFS VIT Growth with Income(4) Series     104	145         188	      274 273
MFS VIT New Discovery(4) (5) Series	     107106 154 150	202 197     302 291
Lord Abbett VC Growth and Income Portfolio101104134 144 169 187	      236 272
Lord Abbett VC Mid-Cap Value Portfolio    106	151         199	      294
Lord Abbett VC International Portfolio    109	159         211	      319

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                	    ONE	THREE	    FIVE	TEN
                         	          YEAR	YEARS	    YEARS	YEARS
VIP Money Market    Portfolio	          18	57 56	    99 96	214 209
VIP High Income Portfolio	          23 22	69	    119 118	255 253
VIP Equity-Income Portfolio	          21	65	    112	242 241
VIP Growth(3) Portfolio	                22	68	    117 116	251 250
VIP Overseas(3) Portfolio	          24 25	75	    129	275 276
VIP II Investment Grade Bond Portfolio  21	65 64	    112 110	242 238
VIP II Asset Manager(3) Portfolio       22	67	    115	248
VIP II Index 500(3) Portfolio	          18	57 56	     97	212 211
VIP II Contrafund(3) Portfolio          22	68	    117	251
VIP II Asset Manager:  Growth(3) Portfolio23	70 69     120 119	257 255
VIP III Balanced(3) Portfolio           21	66 65	    113 112	243 241
VIP III Growth Opportunities(3) Portfolio	23 22	69	    119 118	255 253
VIP III Growth & Income(3) Portfolio    22 21	66	    114 113	245 244
American Century VP Capital Appreciation Portfolio26 2578 134	286 285
American Century VP Balanced Portfolio  26 24	78 75	    134 129	286 275
American Century VP Value Portfolio	    26 25	78	    134	286 285
American Century VP International Portfolio30 2992 89	    157 151	331 319
American Century VP Income & Growth Portfolio23 22 69	    119 118	255 254
MFS VIT Emerging Growth(4) Series	    24	74 73	    127 126	271 269
MFS VIT Research(4) Series	          24	74	    127	272 271
MFS VIT Growth with Income(4) Series    24	75	    128	274 273
MFS VIT New Discovery(4) (5) Series	    27 26	84 80	    142 137	302 291
Lord Abbett VC Growth and Income Portfolio21 24	64 74	    109 127	236 272
Lord Abbett VC Mid-Cap Value Portfolio  26	81	    139	294
Lord Abbett VC International Portfolio  29	89	    151	319


The examples are based on actual expenses for    1998 1999    .
Actual expenses reflected are    net of before     any fee
waivers    or but after     expense reimbursements.
The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical; past or future annual returns may be greater or lesser than the assumed amount.  These examples
reflect the $35    annual     contract maintenance charge as
an annual charge of    0.12% 0.11%     of assets based on an
average cash value of    $30,000 $33,000    .



Additional Information About
Variable Annuity II

Your "Free Look" Right

You have a right to examine the contract and return it to us. Your request must be postmarked no later than 10 days after you receive your contract. During the "free look" period your premium will be allocated to the VIP Money Market Investment Division. (See
"Free Look" on page 18 for more details.)

Transfers

You may transfer your contract value among the investment divisions and between the General
Account and the investment divisions. Transfers take effect on the date we receive your request. We require minimum amounts, usually $200, for each transfer. Transfers are not permitted before the end of the "free look" period or after annuity payments begin.

Currently, we do not charge for making transfers.
However, we reserve the right to assess a $25 administrative charge after the 12th transfer in a contract year.

For limitations on transfers to and from the General
Account, see "The General Account" on page 24.

Financial Information

Condensed financial information for the Separate
Account begins at page    37 41     of this prospectus.  Our
financial statements, and full financial statements for the Separate Account, are in the Statement of Additional Information.

Inquiries

If you have any questions about your contract or need to make changes, then contact your financial representative who sold you the contract, or contact us at:
Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, South Dakota 57193
(605) 335-5700

SEPARATE ACCOUNT C AND THE FUNDS

Our Separate Account And Its
Investment Divisions

The "Separate Account" is our Separate Account C,
established under the insurance laws of the State of
South Dakota in March, 1991. It is a unit investment
trust registered with the Securities and Exchange
Commission (SEC) under the Investment Company
Act of 1940.  This registration does not involve any
SEC supervision of its management or investment
policies.  The Separate Account has a number of
investment divisions, each of which invests in shares
of a corresponding portfolio of the Funds.  You may
allocate part or all of your net premiums to any 10 of
the    23 25     investment divisions of our Separate
Account.

The Funds

Each of the    23 25     portfolios available under the
contract is commonly called a mutual fund. Each one is a "series" of one of the following open-end diversified investment companies:
(a) Fidelity's Variable Insurance Products Fund
   Initial Class,
(b) Fidelity's Variable Insurance Products Fund II
   Initial Class,
(c) Fidelity's Variable Insurance Products Fund III
   Initial Class,
(d) American Century Variable Portfolios, Inc.,
(e) MFS(r)  Variable Insurance Trusts, and
(f) Lord Abbett's Series Fund, Inc.

Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales charge). More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus and in the Funds' Statements of Additional Information. You should read the Funds' prospectuses carefully before allocating or transferring money to any portfolio.

We may from time to time receive revenue from the
Funds and/or from their managers.  The amounts of
the revenue, if any, may    vary from portfolio to
portfolio and may     be based on the amount of our
investments in the Funds.

Investment Policies Of The Funds' Portfolios
Each portfolio tries to achieve a specified investment objective by following certain investment policies. A portfolio's objectives and policies affect its returns and risks. Each investment division's performance depends on the experience of the corresponding portfolio. The objectives of the portfolios are as follows:

Portfolio
Objective
VIP Market
Money    Portfolio
Seeks as high a level of current
income as is consistent with
preservation of capital and
liquidity by investing in U.S.
dollar-denominated money
market securities.

VIP High Income
   Portfolio
Seeks a high level of current
income by investing primarily
in income-producing debt
securities while also
considering growth of capital.
   Policy Contract     owners should
understand that the fund's unit
price may be volatile due to the
nature of the high yield bond
marketplace.

VIP Equity-
Income    Portfolio
Seeks reasonable income by
investing primarily in income-
producing equity securities. In
choosing these securities, the
Investment Manager will
consider the potential for capital
appreciation. The Portfolio's
goal is to achieve a yield which
exceeds the composite yield on
the securities comprising the
Standard & Poor's Composite
Index of 500 Stocks.

VIP Growth
   Portfolio
Seeks capital appreciation by
investing in common stocks.
The adviser invests the fund's
assets in companies the adviser
believes have above-average
growth potential.

VIP Overseas
   Portfolio
Seeks long-term growth of
capital, primarily through
investments in foreign
securities.

VIP II Asset
Manager    Portfolio
Seeks high total return with
reduced risk over the long term
by allocating its assets among
domestic and foreign stocks,
bonds and short-term
instruments.

VIP II Investment
Grade Bond
   Portfolio
Seeks    a as     high a level of
current income as is consistent
with the preservation of capital
by investing in U.S. dollar-
denominated investment-grade
bonds.

VIP II Contrafund
   Portfolio
Seeks to achieve capital
appreciation over the long term
by investing in common stocks
and securities of companies
whose value the manager
believes is not fully recognized
by the public.

VIP II Asset
Manager:
Growth
Seeks to maximize total return
by allocating its assets among
stocks, bonds, short-term
instruments, and other
investments.

VIP II Index 500
   Portfolio
Seeks to provide investment
results that correspond to the
total return of common stocks
publicly traded in the United
States by duplicating the
composition and total return of
the Standard & Poor's
Composite Index of 500 Stocks.

VIP III Growth &
Income    Portfolio
Seeks high total return,
combining current income and
capital appreciation.  Invests
mainly in stocks that pay
current dividends and show
potential for capital
appreciation.

VIP III Balanced
   Portfolio
Seeks both income and growth
of capital. When    FMR's the
Investment Manager's     outlook
is neutral, it will invest
approximately 60% of the
fund's assets in equity securities
and will always invest at least
25% of the fund's assets in
fixed-income senior securities.

VIP III Growth
Opportunities
   Portfolio
Seeks capital growth by
investing primarily in common
stocks. Although the fund
invests primarily in common
stocks, it has the ability to
purchase other securities,
including bonds, which may be
lower-quality debt securities.

American Century
VP Capital
Appreciation
   Portfolio
Seeks capital growth by
investing primarily in common
stocks that management
considers to have better-than-
average prospects for
appreciation.

American Century
VP Value
   Portfolio
Seeks long-term capital growth
with income as a secondary
objective.  Invests primarily in
equity securities of well-
established companies that
management believes to be
under-valued.

American Century
VP Balanced
   Portfolio
Seeks capital growth and
current income.  Invests
approximately 60 percent of its
assets in common stocks that
management considers to have
better than average potential for
appreciation and the rest in
fixed income securities.

American Century
VP International
   Portfolio
Seeks capital growth by
investing primarily in securities
of foreign companies that
management believes to have
potential for appreciation.

American Century
VP Income &
Growth    Portfolio
Seeks dividend growth, current
income and capital appreciation.
The Portfolio will seek to
achieve its investment objective
by investing in common stocks.

MFS VIT
Emerging Growth
   Series
Seeks to provide long-term
growth of capital.     Dividend and
interest income from portfolio
securities, if any, is incidental to
the Series' investment objective
of long-term growth capital.

MFS VIT
Research    Series
Seeks to provide long-term
growth of capital and future
income.

MFS VIT Growth
with Income
   Series
Seeks to provide reasonable
current income and long-term
growth of capital and income.

MFS VIT New
Discovery    Series
Seeks capital appreciation.

Lord Abbett VC
Growth and
Income    Portfolio
Seeks long-term growth of
capital and income without
excessive fluctuation in market
value.


   Lord Abbett VC
Mid-Cap Portfolio


Seeks Capital Appreciation
through investments primarily
in equity securities which are
believed to be undervalued in
the marketplace.

Lord Abbett VC
International
Seeks long-term capital
appreciation invests primarily in
equity securities of non-U.S.
issuers.

Fidelity Management & Research Company manages the VIP, VIP II and VIP III portfolios. American
Century Investment Management, Inc. manages the
American Century VP portfolios. MFS(r) Services
Company manages the MFS Variable Insurance
Trusts.  Lord Abbett & Co. manages the Lord Abbett
Series Fund, Inc.

The Funds sell their shares to separate accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans. We currently do not foresee any disadvantages to our contract owners arising from this use of the Funds for mixed and shared funding. The Funds will monitor for possible conflicts arising out of this practice. If any such conflict or disadvantage does arise, we and/or the applicable Fund may take appropriate action to protect your interests.

The Fund portfolios available under these contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of any of the Funds' portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

We Own The Assets Of Our Separate Account

We own the assets of our Separate Account and use them to support your contract and other variable annuity contracts. We may permit charges owed to us to stay in the Separate Account. Thus, we may also participate proportionately in the Separate
Account. These accumulated amounts belong to us and we may transfer them from the Separate Account to our General Account. The assets in the Separate
Account may not be charged with liabilities arising out of our other business. The obligations under the contracts are our obligations. The income, gains and losses (realized and unrealized) of the Separate
Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

Our Right To Change How We Operate Our
Separate Account

We have the right to modify how we operate Separate
Account C. In making any changes, we may not seek approval of contract owners (unless approval is required by law). We have the right to:

 add investment divisions to, or remove investment divisions from our Separate Account;
 combine two or more divisions within our Separate
Account;
 withdraw assets relating to our variable annuities from one investment division and put them into another;
 eliminate a portfolio's shares and substitute shares of another portfolio of the Funds or another open-end, registered investment company. This may happen if the portfolio's shares are no longer available for investment or, if in our judgment, further investment in the portfolio is inappropriate in view of Separate Account C's purposes;
 end the registration of our Separate Account under the Investment Company Act of 1940;
 operate our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of "interested persons" of Midland under the Investment Company Act of 1940);
 disregard instructions from contract owners regarding a change in the investment objectives of the portfolio or the approval or disapproval of an investment advisory contract. (We would do so only if required by state insurance regulatory authorities, or otherwise pursuant to insurance law or regulation); and
 operate our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows us to make direct investments. In addition, we may disapprove any change in investment advisers or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any investment division, then you will be notified. We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current portfolios.

You may want to transfer the amount in that investment division as a result of changes we have made.

If you wish to transfer the amount you have in that
investment division to another division of our
Separate Account, or to our General Account, then
you may do so, without charge, by writing to our
   home executive     office.  At the same time, you may
also change how your net premiums are allocated.

DETAILED INFORMATION ABOUT THE
CONTRACT

Requirements for Issuance of a Contract
To buy a contract, you must send us an application
form and an initial premium payment of at least
$2,000.  If you enroll in a bank draft investment
program or payroll deduction plan for a qualified
contract and the monthly premium is at least $100,
then the initial premium amount can be lower.  This
sale must take place through a representative who is
licensed and registered to sell the contract.  Once we
accept your application, you will be issued a contract
that sets forth precisely your rights and our
obligations.  Additional premium payments, of at
least $50, may then be made by check or money order
payable to Midland and mailed to the    home executive
office.

If your application is complete, then we will accept or reject it within two business days of receipt. If the application is incomplete, then we will attempt to complete it within five business days. If it is not complete at the end of this period, then we will inform you of the reason for the delay and the
premium payment will be returned immediately.
unless     Note that     you    let may specifically consent
to
us keep   ing     the premium payment until the application
is complete.  Your initial net premium payment will
be allocated to the VIP Money Market Investment
Division as of the business day we receive it or we
accept your application, whichever is later.  Each    net
premium received after the "Free Look" period will be allocated to our Separate Account or General
Account on the day of receipt.

Free Look

You have a 10-day Free Look period after you
receive your contract.  You may review it and decide
whether to keep it or cancel it.  If you want to cancel
the contract, then you must return it to the agent who
sold it to you or to our    home executive     office.  If you
cancel your contract, then we will return the greater of:
(1) the premium paid, or
(2) the contract value plus the sum of all charges deducted from the contract value.

The length of the Free Look period may vary in certain states in compliance with specific regulations and legal requirements.

Allocation of    Net     Premiums

We allocate your entire contract value to the VIP
Money Market Investment Division during the "Free
Look" period. You will specify your desired premium allocation on the contract's application form. Your instructions in your application will dictate how to allocate your contract value at the end of the Free Look period (which is administratively assumed to be 15 days after the contract date for reallocation purposes). Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in your application will apply to all other premiums you pay, unless you change subsequent premium allocations by providing us with written instructions. You may not allocate your contract value to more than 10 investment divisions of our Separate Account at any point in time. In certain states, allocations to and transfers to and from the General Account are not permitted.

Changing Your Premium Allocation Percentages
You may change the allocation percentages of your
premiums by writing to our    home executive     office
and telling us what changes you wish to make.  These
changes will affect transactions as of the date we
receive your request at our    home executive     office.
While the Dollar Cost Averaging program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless you specify otherwise. (See "Dollar Cost
Averaging" on page 18).

Transfers of Contract Value

You may transfer amounts among the investment
divisions and between the General Account and any
investment division.  Write to our    home executive
office to make a transfer of contract value. Currently, you may make an unlimited number of transfers of contract value in each contract year. But we reserve the right to assess a $25 charge after the 12th transfer in a contract year.

The transfer takes effect on the date we receive your request. The minimum transfer amount is $200. The minimum amount does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the transfer minimum. For limitations on transfers to and from the General Account, see "The
General Account" on page 24.

Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables you to make monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions. This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time. This plan of investing does not insure a profit or protect against a loss in declining markets. The minimum monthly amount to be transferred using DCA is $200.

You can elect the DCA program at any time.  You
must complete the proper request forms and there
must be a sufficient amount in the DCA source
account.  DCA is only available if the amount in the
DCA source account is at least $2,400 at the time
DCA is to begin.  You can get a sufficient amount by
paying a premium with the DCA request form,
allocating premiums, or transferring amounts to the
DCA source account.  Copies of the DCA request
form can be obtained by contacting us at our    home
executive     office.  The election will specify:
(a) The DCA source account from which transfers will be made,
(b) That any money received with the form is to be placed into the DCA source account,
(c) The total monthly amount to be transferred to the other investment divisions, and
(d) How that monthly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payment you intend to apply to DCA.
Once you elect DCA, additional premiums can be deposited into the DCA source account by sending them in with a DCA request form. All amounts in the DCA source account will be available for transfer under the DCA program.

Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless you specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

If it is requested when the contract is issued, then
DCA will start at the beginning of the second contract month. If it is requested after issue, then DCA will start at the beginning of the first contract month which occurs at least 30 days after the day the request is received.

DCA will last until the value in the DCA source account falls below the allowable limit or until we receive your written termination request. DCA automatically terminates on the maturity date.
We reserve the right to end the DCA program by sending you one month's notice.

Portfolio Rebalancing

The Portfolio Rebalancing Option allows contract
owners, who are not Dollar Cost Averaging, to reset
the percentage of contract value allocated to each
investment division to a pre-set level.  (For example,
an owner may specify 30% in the VIP Growth
Investment Division, 40% in the VIP High Income
Investment Division and 30% in the VIP II Overseas
Investment Division.)     Loaned monies in the General
Account are not available for Portfolio Rebalancing.
If you elect this option, then at each contract anniversary We will transfer the amounts needed to "rebalance" the contract value to your specified percentages. Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.

Even with the Portfolio Rebalancing option, the
contract value may only be allocated to up to 10
investment divisions.  We reserve the right to end the
Portfolio Rebalancing option by sending you one
month's notice. However, you can not change the
election allocated to the General Account by more
than 10% at any one time.  Contact us at our    home
executive     office to elect the Portfolio Rebalancing
option.

Systematic Withdrawals

The Systematic Withdrawal feature allows you to
have a portion of the contract value withdrawn
automatically.  Under this feature, you may elect to
receive preauthorized scheduled partial withdrawals.
These payments can be made only while the
annuitant is living, before the maturity date, and after
the Free Look period.  You may elect this option by
sending a properly completed Preauthorized
Systematic Withdrawal Request Form to our    home
executive     office.  You may designate the systematic
withdrawal amount or the period for systematic withdrawal payments. You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See your contract for details on systematic withdrawal options and when each begins.

Each systematic withdrawal is made at the end of the scheduled business day. If the New York Stock
Exchange is closed on the day when the withdrawal is to be made, then the withdrawal will be processed on the next business day. You should designate the investment(s) from which the withdrawals should be made. Otherwise, the deduction caused by the systematic withdrawal will be allocated proportionately to your contract value in the investment divisions and the General Account.
You can stop or modify the systematic withdrawals by sending us a written request, with at least 30 days notice. A proper written request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable. Systematic withdrawals over a fixed period or over the annuitant's life expectancy cannot be changed.
(Depending on the state your policy was issued in, you may be allowed to make the change.)

Each systematic withdrawal must be at least $100.
We reserve the right to change the required minimum systematic withdrawal amount. Upon payment, we reduce the contract value by an amount equal to the payment proceeds plus any applicable contingent deferred sales charge. (See "Sales Charges on Withdrawals" on page 25.) The contingent deferred sales charge applies to systematic withdrawals in the same manner as it applies to other withdrawals.
However, systematic withdrawals taken to satisfy IRS required minimum withdrawals and paid under a life expectancy option will not be subject to a contingent deferred sales charge. Any systematic withdrawal that equals or exceeds the cash surrender value will be treated as a complete withdrawal. In no event will payment of a systematic withdrawal exceed the cash surrender value. The contract will automatically terminate if a systematic withdrawal causes the contract's cash surrender value to equal zero.
Systematic withdrawals generally are included in the contract owner's gross income for tax purposes in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59-1/2.
(See "Taxation of Annuities in General" on page 29.)
Additional terms and conditions for the systematic withdrawal program are set forth in your contract and in the application for the program.

Withdrawals

You may withdraw all or part of your cash surrender value by sending us a written request. (Withdrawals may be restricted by a retirement arrangement under which you are covered.) Partial withdrawals from an investment division or the General Account, however, must be made in amounts of $500 or more
(except for Systematic withdrawals described above) and cannot reduce your contract value to less than $1,000. If a withdrawal results in less than $1,000 remaining, then the entire contract value must be withdrawn.

Any applicable contingent deferred sales charge and any required tax withholding will be deducted from the amount paid. In addition, upon full withdrawal a contract maintenance charge is also subtracted.
We will generally pay the withdrawal amount from the Separate Account within seven days after we receive a properly completed withdrawal request.
We may defer payment for a longer period only when:
 trading on the New York Stock Exchange is restricted as defined by the SEC;
 the New York Stock Exchange is closed (other than customary weekend and holiday closing);
 an emergency exists as defined by the SEC as a result of which disposal of the Separate Account's securities or determination of the net asset value of each investment division is not reasonably practicable; or
 for such other periods as the SEC may by order permit for the protection of owners.

We expect to pay the withdrawal amount from the General Account promptly, but we have the right to delay payment for up to six months.

Unless you specify otherwise, your withdrawal will be allocated among all investment divisions and the General Account in the same proportion as your contract value bears to each investment division and the General Account. This allocation is subject to minimum amount requirements. The contingent deferred sales charge will be determined without reference to the source of the withdrawal. The charge will be based on the length of time between premium payments and withdrawals. (See "CHARGES, FEES
AND DEDUCTIONS" on page 25.)

A withdrawal will generally have Federal income tax consequences that can include tax penalties and tax withholding. You should consult your tax advisor before making a withdrawal. (See "FEDERAL TAX
STATUS" on page 27.)

Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married participant, a withdrawal request must include the consent of the participant's spouse.
This consent must contain the participant's signature and the notarized or properly witnessed signature of the participant's spouse. These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals and the Section 403(b) annuities that are considered employee pension benefit plans under the Employee Retirement Income
Security Act of 1974 (ERISA). You should check the terms of your retirement plan and consult with a tax advisor before making a withdrawal.

Participants in the Texas Optional Retirement
Program may not make a withdrawal from a contract
(including withdrawals to establish an annuity) prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death, or total disability. Such proceeds may, however, be used to fund another eligible vehicle.

Withdrawals from Section 403(b) plans are also severely restricted. (See "FEDERAL TAX STATUS" on page 27.)

Loans

Prior to the maturity date, owners of contracts issued in connection with Section 403(b) or Section 401 (k) qualified plans may request a loan using the contract as security for the loan. Loans are subject to provisions of the Internal Revenue Code and the terms of the retirement program. You should consult a tax advisor before requesting a loan.

Only one loan can be made within a 12 month period.
The loan amount must be at least $2,000 and must not
exceed    the contract value minus any applicable
contingent deferred sales charge minus any outstanding prior loans minus loan interest to the end of the next contract year.
(1) The contract value, minus
(2) Any applicable contingent deferred sales charge, minus
(3) Any outstanding prior loans, minus
(4) Loan interest to the end of the next contract year.

The portion of the contract value that is equal to the loan amount will be held in the General Account and will earn interest at a rate of 3% per year. When a loan is requested, you should tell us how much of the loan you want taken from your unloaned amount in the General Account or from the Separate Account investment divisions. If you do not tell us how to allocate your loan, then it will be allocated among all investment divisions and the General Account in the same proportion as the value of your interest in each division bears to your total contract value. We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division.

We charge interest on loans at the rate of 5% per year. Loan interest is due on each contract anniversary. Unpaid interest will be added to the loan and accrue interest. If the total loan plus loan interest equals or exceeds the contract value minus any applicable contingent deferred sales charge and withholding taxes, then the contract will terminate with no further value. In such case, we will give you at least 31 days written notice.

The total loan plus loan interest will be deducted from any amount applied under a payment option or otherwise payable under the contract.

The loan agreement will describe the amount, duration, and restrictions on the loan. In general, loans must be repaid in monthly or quarterly installments within 5 years. You are allowed a 30-day grace period from the installment due date. If a quarterly installment is not received within the grace period, then a deemed distribution of the entire amount of the outstanding loan principal, interest due, and any applicable charges under this contract, including any withdrawal charge, will be made. This deemed distribution may be subject to income and penalty tax under the Internal Revenue Code and may adversely affect the treatment of the contract under Internal Revenue Code section 403(b).

If the amount or duration of the loan violates Internal
Revenue Code requirements, then you may be subject
to income tax or a penalty.  IRS authorities and the
Department of Labor suggest that in certain
circumstances a loan may result in adverse tax and
ERISA consequences for Section 403(b) or Section
401 (k) programs.     You should consult a tax advisor
before taking a loan.

A loan has a permanent effect on the contract value because the investment experience of the investment divisions will apply only to the unborrowed portion of the contract value. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the net investment results are greater than 3% while the loan is outstanding, then the contract value will not increase as rapidly as it would have if no debt were outstanding. If net investment results are below 3%, then the contract value will be higher than it would have been had no loan been outstanding.

Death Benefit

If the annuitant is an owner and dies before the
maturity date, then the death benefit must be paid
within 5 years of the annuitant's death (other than
amounts payable to, or for the benefits of, the
surviving spouse of the annuitant as the contingent
owner).  The value of the death benefit, as described
below, will be determined on the business day    that
following the date     our    home executive     office
receives:
(a) due proof of death and
(b) an election form of how the death benefit is to be paid.

Unless a payment option is selected within 90 days after we receive due proof of death, the death benefit will be paid as a lump sum.

If the annuitant is not an owner and an owner dies before the maturity date, the contingent owner will become the owner. If no contingent owner has been named or is living, ownership will pass to the owner's estate. If the spouse is named as the contingent owner, then the contract will continue with the spouse now being the owner. If the surviving spouse has not been named as the contingent owner, then the contract ends and the contract value (not the death benefit) must be paid out within 5 years of the owner's death.

If an owner dies on or after the maturity date, then any remaining amounts, other than amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at the same rate as the benefits were being paid at the time of the owner's death. Other rules relating to distributions at death apply to qualified contracts.

Death Benefit on the Annuitant's Death Prior to the Maturity Date

The death benefit is only paid on the annuitant's
death prior to the maturity date (not on the death of
the owner unless the owner is also the annuitant).
Any loan amount and loan accrued interest
outstanding will reduce the death benefit proceeds.
(See "Loans" on page 21.)  The death benefit paid to
the beneficiary will be the greater of:
(a)	The current contract value.  For this purpose, the
current contract value is the value on the business
day    following the date     we receive at our    home
executive     office the latest of:
	(1) due proof of death and
	(2) An election form of how the death proceeds
are to be paid (or 90 days after we receive due
proof of death, if no election form is received), or
(b) 100% of the total premium payments made to
	your contract, reduced by any prior withdrawals,
	   (including any deferred sales load)     or
(c)	The guaranteed minimum death benefit as
	defined below.

Guaranteed Minimum Death Benefit (GMDB)
In general, the guaranteed minimum death benefit is the highest contract value on any contract anniversary prior to death and prior to age 81, adjusted for any withdrawals (see the following example for how withdrawals impact the guaranteed minimum death benefit).

The guaranteed minimum death benefit is zero upon
issuance of the contract.  The guaranteed minimum
death benefit is recalculated on the first contract
anniversary and every year thereafter, until the
contract anniversary immediately preceding the
earlier of the annuitant's date of death or the
annuitant's 81st birthday.  The purpose of the
recalculation is to give you the benefit of any positive
investment experience under your contract.  Your
contract's investment experience can cause the
guaranteed minimum death benefit to increase on the
recalculation date, but cannot cause it to decrease.
The guaranteed minimum death benefit determined
on a recalculation date is the larger of:
(a) The guaranteed minimum death benefit that
applied to your contract immediately prior to the
recalculation date, or
   (b)     The contract value on the    recalculation date


   of
the recalculation.

The new guaranteed minimum death benefit applies to your contract until the next contract anniversary, or until you make a premium payment or withdrawal.
Any subsequent premium payments will immediately increase your guaranteed minimum death benefit by the amount of the net premium payment. Any partial withdrawal will immediately decrease your guaranteed minimum death benefit by the percentage of the contract value being withdrawn. (The decrease in GMDB could be more or less than the dollar amount withdrawn.)

Example: Assume that a contract is issued with a $10,000 premium on 5/1/1998 to an owner at attained age 55. No further premiums are made and no withdrawals are made during the first year. Assume that on the contract anniversary on 5/1/1999 the contract value is $12,000. The guaranteed minimum death benefit is reset on 5/1/1999 to $12,000.
Assume that the contract value increases to $15,000 on 5/1/2000 and decreases to $13,000 on 5/1/2001.
The guaranteed minimum death benefit on 5/1/2001 is $15,000.

Assume that by 7/1/2001, the contract value increases to $14,000 and you request a partial withdrawal of $2,800 or 20% of your contract value on that date.
The guaranteed minimum death benefit immediately following the partial withdrawal is $12,000 =
[$15,000 - .20($15,000)].  (In this example, the
contingent deferred sales charge would be taken out of the $2,800 withdrawn.)

Assume that on 9/1/2001 the contract value decreases to $8,000. The guaranteed minimum death benefit remains at $12,000 and the death proceeds payable on 9/1/2001 are $12,000.

Your Contract Value

Your contract value is the sum of your amounts in the various investment divisions and in the General
Account (including any amount in our General
Account securing a contract loan). Your contract value reflects various charges. Transaction and sales charges are made on the effective date of the transaction. Charges against our Separate Account are reflected daily.

We guarantee amounts allocated to the General
Account. There is no guaranteed minimum contract value for amounts allocated to the investment divisions of our Separate Account. You bear the investment risk. An investment division's performance will cause your contract value to go up or down.

Amounts In Our Separate Account

The amount you have in each division is represented
by the value of the accumulation units credited to
your contract value for that division. The value you
have in an investment division is the accumulation
unit value times the number of accumulation units
credited to you.  Amounts allocated, transferred or
added to the investment divisions are used to
purchase accumulation units.  Accumulation units of
an investment division are purchased when you
allocate    net     premiums, or transfer amounts to that
division. Accumulation units are sold or redeemed when you make withdrawals or transfer amounts from an investment division, and to pay the death benefit when the annuitant dies. We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the transaction by the division's accumulation unit value at the end of that day. The number of accumulation units credited to you will not vary because of changes in accumulation unit values.

The accumulation units of each investment division
have different accumulation unit values.  We
determine accumulation unit values for the
investment divisions at the end of each business day.
   If the New York Stock Exchange is not open that day,
then the transaction will be processed on the next
business day.      The accumulation unit value for each
investment division is initially set at $10.00.

Accumulation unit values fluctuate with the
investment performance of the corresponding
portfolios of the Funds.  They reflect investment
income, the portfolios' realized and unrealized capital
gains and losses, and the Funds' expenses.  The
accumulation unit values also reflect the daily asset
charge we    make to deduct from     our Separate Account
at an effective annual rate of 1.40%. Additional information on the accumulation unit values is contained in the Statement of Additional Information.

The General Account

You may allocate some or all of your contract value to the General Account, subject to certain limitations described below. The General Account pays interest at a declared rate. We guarantee the principal after deductions. The General Account supports our insurance and annuity obligations. Certain states do not permit allocations and transfers to and from the General Account. Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General
Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act.
We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus which relate to the General
Account.

You may accumulate amounts in the General
Account by:
 allocating    net     premiums,
 transferring amounts from the investment
divisions, or
 earning interest on amounts you already have in
the General Account.

Transfers, withdrawals and allocated deductions reduce this amount. $250,000 is the maximum amount that, over the contract's life, you can allocate to the General Account through allocating net premiums and net transfers (amounts transferred in minus amounts transferred out).

We pay interest on all your amounts in the General
Account. The annual interest rate has a minimum guarantee of 3.0%. We may, at our sole discretion, credit interest in excess of 3.0%. You assume the risk that interest credited may not exceed 3.0%.
Currently, we intend to guarantee the interest rate for one year periods, starting at the beginning of each calendar year. Interest is compounded daily at an effective annual rate that equals the annual rate we declare.

You may transfer amounts among the investment
divisions and between the General Account and any
investment divisions.  However, only 2 transfers are
allowed    from out of     the General Account per contract
year.  The total amount transferred    from out of     the
General Account in any contract year is limited to the
larger of:
(a)    the 25% of the unloaned     amount in the General
Account at the beginning of the contract year, or
   (b) $25,000 $25,000 (We reserve the right to lower this to $1,000).

These limits do no apply to transfers made in a Dollar
Cost Averaging or portfolio rebalancing program that occurs over a time period of 12 or more months.
   The General Account may not be available in all states. Your state of issue will determine if the General Account is available on your contract.
Please check your policy form to see if the General
Account is available on your contract.

CHARGES, FEES AND DEDUCTIONS

Sales Charges on Withdrawals

   A We may deduct a     contingent deferred sales charge
   may be imposed on a from any     withdrawal of
premiums (including a withdrawal to effect an
annuity and on Systematic Withdrawals).  This
charge partially reimburses us for the selling and
distributing costs of this contract.  These include
commissions and the costs of preparing sales
literature and printing prospectuses.   If the
contingent deferred sales charge is insufficient to
cover all distribution expenses, then the deficiency
will be met from our surplus that may be, in part,
derived from    the charges for the assumption of
mortality and expense risk   s charges     (described
below). For the purpose of determining the contingent deferred sales charge, any amount that you withdraw will be treated as being from premiums first, and then from investment income. There is no sales charge on the investment income withdrawn.
The length of time between each premium payment and withdrawal determines the amount of the contingent deferred sales charge. Premium payments are considered withdrawn in the order that they were received.

The charge is a percentage of the    gross (premiums
before deduction for premium tax)     premiums
withdrawn and equals:


	Length of Time from	Contingent
	Premium Payment	      Deferred Sales
	(Number of Years) 	Charge
	0-1	                  8%
	1-2                    	8%
	2-3                	7%
	3-4               	7%
	4-5	                  6%
	5-6	                  5%
	6-7	                  4%
	7-8	                  2%
	8+	                  0%

We will waive the contingent deferred sales charge on either a full or partial surrender after the first contract anniversary, if:

(1) written proof is given to us at our    home
executive     office that the owner is confined in
a state licensed inpatient  nursing facility for a
total of 90 days, provided we receive your
withdrawal request within 90 days after
discharge from such facilities; or
(2) A licensed physician provides    a an acceptable
written statement to us that the owner is expected to die within the next 12 months due to a non-correctable medical condition. The licensed physician cannot be the owner or part of the owner's immediate family.

This waiver is subject to approval of state insurance authorities.

If you make a full surrender after the contract has been in force for 3 years, and use the proceeds to purchase a life income annuity option from us, then we will waive the contingent deferred sales charge.
Amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a contingent deferred sales charge. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the Free
Withdrawal Amount.

Free Withdrawal Amount

You may withdraw 10% of the total    net (premiums
after deduction for premium tax)     premiums paid
without incurring a contingent deferred sales charge.
The value of 10% of the total premiums paid is determined on the date of the requested withdrawal.
The full 10% is available only if no other withdrawals have been taken in the prior 12 month period. Any withdrawal taken within the last 12 months will reduce the amount that can be taken without incurring a contingent deferred sales charge. No more than 10% of premiums paid will be available in any 12 month period without incurring a contingent deferred sales charge.

Administrative Charge

We charge for our administrative expenses in operating the Separate Account at an effective annual rate of 0.15% of the value of the assets in the Separate Account. The investment divisions' accumulation unit values reflect this charge. We cannot increase this charge.

Mortality and Expense Risk Charge

We charge for mortality and expense risks at an
effective annual rate of 1.25% of the value of the
assets in the Separate Account.  The investment
divisions' accumulation unit values reflect this
charge.  We cannot increase this charge.  We expect
to profit from this charge.     We may use the profit for
any purpose including paying distribution expenses.

Contract Maintenance Charge

We deduct a contract maintenance charge of $35 on each contract anniversary on or before the maturity date. We waive this charge if your contract value is $50,000 or more on the contract anniversary. This charge is for our record keeping and other expenses incurred in maintaining the contracts. We deduct this charge from each investment division and the General
Account in the same proportion as the value of your interest in each has to the total contract value. If the contract is surrendered during a contract year and the contract value is less than $50,000, then we will deduct the full contract maintenance charge for the current contract year at that time.

We may reduce the contract maintenance charge for contracts issued in a manner that results in a savings of administrative expenses. The amount of reductions will be considered on a case-by-case basis and reflect our expected reductions in administrative expenses.

   Premium Taxes

Midland will deduct from all premium payments a charge for any premium taxes levied by a state or any other governmental entity. Premium taxes currently levied by certain jurisdictions vary from 0% to 2.0%.
This range is subject to change. The company currently deducts such charges from contracts issued in the states of South Dakota, Wyoming, Maine, West
Virginia and the territory of Puerto Rico. These states and jurisdictions are subject to change.

Transfer Charge

Currently, we do not charge you for making transfers of contract value among investment divisions. We reserve the right to assess a $25 charge after the 12th transfer in a contract year.

If we charge you for making a transfer, then we will allocate the charge to the investment divisions from which the transfer is being made. For example, if the transfer is made from two investment divisions, then a $12.50 transfer charge will be allocated to each of the investment divisions. All transfers included in one transfer request count as only one transfer for purposes of any fee.



The Funds charge their portfolios for managing investments and providing services. The portfolios may also pay operating expenses. Each portfolios' charges and expenses vary.

See the Funds' prospectuses for more information.
Also see the "FEE TABLE" on page 8.

FEDERAL TAX STATUS

Introduction

   The following discussion is general and is not intended as tax advice.

This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a contract. Any person concerned about these tax implications should consult a competent tax advisor before making a premium payment. This discussion is based upon Midland's understanding of the present Federal income tax laws as they are currently interpreted by the Internal
Revenue Service. No representation is made as to the likelihood of the continuation of the present Federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The qualified contracts are designed for use by
individuals in connection with retirement plans which
are intended to qualify for special income tax
treatment under Sections 401, 403(a), 403(b)   , or     408
   or 408A     of the Internal Revenue Code (the "Code").
The ultimate effect of Federal income taxes on the contributions, contract value, on annuity payments and on the economic benefit to the owner, the annuitant or the beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified contract in connection with a tax qualified plan in order to receive favorable tax treatment. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan and/or to the participant may result if this contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the contract. With respect to qualified contracts an endorsement of the contract and/or limitations or penalties imposed by the Internal
Revenue Code may impose limits on premiums, withdrawals, distributions or benefits, or on other provisions of the contracts. Some retirement plans are subject to distribution and other requirements that are not incorporated into our contract administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. Therefore, purchasers of qualified contracts should seek competent legal and tax advice regarding the suitability of the contract for their situation, the applicable requirements and the tax treatment of the rights and benefits of a contract. The following discussion assumes the qualified contracts are purchased in connection with retirement plans that qualify for special Federal income tax treatment described above.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United
States Treasury Department (Treasury Department), adequately diversified. Disqualification of the contract as an annuity contract would result in imposition of Federal income tax to the contract owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract.

We intend that all Funds underlying the contracts will be managed in such a manner as to comply with these diversification requirements.
In certain circumstances, owners of variable contracts may be considered the owners, for Federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the Separate
Account assets would be included in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury
Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations, "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account."
This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policy-owners may direct their investments to particular sub-accounts without being treated as owners of the underlying assets."
The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of Separate Account assets. For example, the owner has additional flexibility in allocating premium payments and contract values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue.
We therefore reserve the right to modify the contract as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Taxation of Annuities in General
Nonqualified Policies.

The following discussion assumes that the contract will qualify as an annuity contract for Federal income tax purposes. "Investment in the Contract" refers to premiums paid minus any prior withdrawals of premiums where prior withdrawals are treated as being earnings first.

Section 72 of the Code governs taxation of annuities in general. We believe that the owner generally is not taxed on increases in contract value until distribution occurs either in the form of a lump sum received by withdrawing all or part of the contract value (i.e., "withdrawals") or as annuity payments under the annuity income option elected. The exception to this rule is the treatment afforded to owners that are not natural persons. Generally, an owner of a contract who is not a natural person must include in income any increase in the excess of the owner's contract value over the owner's Investment in the Contract during the taxable year, even if no distribution occurs. There are, however, exceptions to this rule that you may wish to discuss with your tax counsel.
The following discussion applies to contracts owned by natural persons.

The taxable portion of a distribution (in the form of an annuity or lump sum payment) is taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution.

Generally, in the case of a withdrawal under a nonqualified contract, amounts received are first treated as taxable income to the extent that the contract value immediately before the withdrawal exceeds the Investment in the Contract at that time.
Any additional amount is not taxable.

Although the tax consequences may vary depending
on the annuity income option elected under the in
general, only the portion of the annuity payment that
represents the amount by which the contract value
exceeds the Investment in the Contract will be taxed.
   For fixed annuity payments,     in general, there is no tax
on the amount of each payment which represents the
same ratio that the Investment in the Contract bears
to the total expected value of the annuity payment for
the term of the payment; however, the remainder of
each annuity payment is taxable   .  For variable
annuity payments,     in general, a specific dollar
amount of each payment is not taxed. The dollar amount is determined by dividing the Investment in the Contract by the total number of expected periodic payments. The remainder of each annuity payment is taxable.

Any distribution (as either fixed or variable payments) received after you have recovered the investment in the contract will be fully taxable.
Amounts may be distributed from a contract because of the death of the owner or an annuitant. Generally, such amounts are included in the income of the recipient as follows:

(a) if distributed in a lump sum, they are taxed in the same manner as a withdrawal from the contract;
or
(b) if distributed under a payment option, they are taxed in the same way as annuity payments.
For these purposes, the Investment in the Contract is not affected by an owner's or annuitant's death. That is, the Investment in the Contract remains the amount of any premiums paid which were not excluded from gross income.

In the case of a distribution pursuant to a nonqualified contract, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:
(1) made on or after the date on which the owner is actual age 59-1/2,
(2) made as a result of death or disability of the owner, or
(3) received in substantially equal payments as a life annuity (subject to special "recapture" rules if the series of payments is subsequently modified).
Other tax penalties may apply to certain distributions under a Qualified Contract.

Possible Changes in Taxation.  In past years,
legislation has been proposed from time to time that
would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by
legislation or other means (such as IRS regulations,
revenue rulings, judicial decisions, etc.).  Moreover,
it is also possible that any change could be retroactive (that is, effective prior to the date of the change.) Transfers, Assignments or Exchanges of a
Contract. A transfer of a contract's ownership, the designation of an annuitant, payee or other
beneficiary who is not also the owner,    the change of
an annuitant,     the selection of certain maturity dates or
the exchange of a contract may result in certain tax consequences to the owner that are not discussed herein.  An owner contemplating any such transfer,
assignment   , selection     or exchange of a contract
should contact a competent tax advisor with respect to the potential tax effects of such transaction.

Multiple Contracts

All nonqualified deferred annuity contracts entered
into after October 12, 1988 that are issued by the
same insurance company (or its affiliates) to the same
owner during any calendar year are treated as one
annuity contract for purposes of determining the
amount included in gross income under Code Section
72   (a) (c).      This rule could affect the time when
income is taxable and the amount that might be
subject to the 10% penalty tax described above.  In
addition, the Treasury Department has specific
authority to issue regulations that prevent the
avoidance of Section 72(e) through the serial
purchase of annuity contracts or otherwise.  There
may also be other situations in which the Treasury
may conclude that it would be appropriate to
aggregate two or more annuity contracts purchased
by the same owner.  Accordingly, a contract owner
should consult a    competent     tax advisor before
purchasing more than one annuity contract.

Qualified Policies

The rules governing the tax treatment of distributions
under qualified plans vary according to the type of
plan and the terms and conditions of the plan itself. Generally, in the case of a distribution to a participant or beneficiary under a contract purchased in
connection with these plans, only the portion of the
payment in excess of the Investment in the Contract allocated to that payment is subject to tax. The
Investment in the Contract equals the portion of
premiums invested in the contract that were not
excluded from your gross income, and may be zero.
In general, for allowed withdrawals, a ratable portion
of the amount received is taxable, based on the ratio
of the Investment in the Contract to the total contract value. The amount excluded from a taxpayer's income will be limited to an aggregate cap equal to
the Investment in the Contract.  The taxable portion
of annuity payments is generally determined under
the same rules applicable to nonqualified contracts. However, special favorable tax treatment may be available for certain distributions (including lump
sum distributions).  Adverse tax consequences may
result from distributions prior to age 59-1/2 (subject
to certain exceptions), distributions that do not
conform to specified commencement and minimum
distribution rules, and in certain other circumstances.
For qualified plans under Section 401(a), 403(a),    and
403(b),    and     457, the Code requires that distributions
generally must commence no later than the later of
April 1 of the calendar year following the calendar
year in which you (or the plan participant) (i) reach
age 70 1/2 or (ii) retire, and must be made in a
specified form or manner.  If the plan participant is a
"5 percent owner" (as defined in the Code),
distributions generally must begin no later than April
1 of the calendar year following the calendar year in
which you (or the plan participant) reach age 70 1/2.
For IRAs described in Section 408, distributions
generally must commence no later than the later of
April 1 of the calendar year following the calendar
year in which you (or the plan participant) reach age
70 1/2.     Roth IRAs under Section 408A do not
require distributions at any time prior to your death.
Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A Qualified Contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

(1) elective contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and
(3) earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, or hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Code sections 219 and 408 permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement
Annuity" or "IRA." Individual Retirement Annuities are subject to limitations on the amount that may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of retirement plans may be placed into an Individual Retirement
Annuity on a tax deferred basis. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees.

   Roth IRAs, as described in Code section 408A, permit certain elegible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth
IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.
Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.
Code section 401(a) allows employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish retirement plans for themselves and their employees.
These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant, or to both may result if this contract is assigned or transferred to any individual as a means to provide benefit payments.

Our Income Taxes

The operations of our Separate Account are included in our Federal income tax return and we pay no tax on investment income and capital gains reflected in variable annuity contract reserves. However, the 1990 Tax Act requires a negative reserve, based on premiums, to be established. This reserve will cause our taxable income to increase. We reserve the right to charge the Separate Account for this and any other such taxes in the future if the tax law changes and We incur additional Federal income taxes which are attributable to our Separate Account. This charge will be set aside as a provision for taxes which we will keep in the investment divisions rather than in our General Account. We anticipate that owners would benefit from any investment earnings that are not needed to maintain this provision.

We may have to pay state and local taxes (in addition to applicable taxes based on premiums) in several states. At present, these taxes are not substantial. If they increase, however, then charges may be made for such taxes when they are attributable to our Separate Account.

Withholding

Distributions from contracts generally are subject to withholding for your Federal income tax liability.
The withholding rate varies according to the type of distribution and your tax status. You will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a)
plans   , 403(a) annuities     and 403(b) tax-sheltered
annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. If you choose a "direct rollover" from the plan to another tax-qualified plan or IRA, then the 20% withholding does not apply.
The Interest and Dividend Tax Compliance Act of
1983 requires recipients, including those who have elected out of withholding, to supply their Taxpayer
Identification Number (Social Security Number) to payers of distributions for tax reporting purposes.
Failure to furnish this number when required may result in the imposition of a tax penalty and will subject the distribution to the withholding requirements of the law described above.

MATURITY DATE

The maturity date is the contract anniversary nearest
the annuitant's attained age 90 (unless restricted by
the laws of the state in which this contract is
delivered)).  You may elect a different maturity date
   in the application or     by sending a written request to
us at least 31 days before the requested new maturity date. The requested maturity date must be a contract anniversary. The requested maturity date cannot be later than the annuitant's attained age 90 and cannot be earlier than the 10th contract anniversary. For qualified contracts the requested maturity date cannot be earlier than the annuitant attained age 59-1/2.
If you have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date you may:

1. take the cash surrender value (in some states, the contract value) in one lump sum, or
2. convert the contract value into an annuity payable to the annuitant under one or more of the payment options described below.

SELECTING AN ANNUITY OPTION

You may apply the proceeds of a withdrawal to effect an annuity. Unless you choose otherwise, the amount of the proceeds from the General Account will be applied to a 10 year certain and life fixed payout and the amount of the proceeds from the Separate
Account will be applied to a 10 year certain and life variable payout. The first monthly annuity payment will be made within one month after the maturity date. Variable payment options are not available in certain states.

Currently, the payment options are only available if the proceeds applied are $1,000 or more and the first periodic payment will be at least $20.
The payee's actual age will affect each payment amount for annuity income options involving life income. The amount of each annuity payment to older payees will be greater than for younger payees because payments to older payees are expected to be fewer in number. For annuity income options that do not involve life income, the length of the payment period will affect the amount of each payment. With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.
The payee or any other person who is entitled to receive payment may name a successor to receive any amount that we would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the successor at any time.


Payment options will be subject to our rules at the time of selection. We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee. Also, the details of all arrangements will be subject to our rules at the time the arrangements take effect. This includes rules on the minimum amount we will pay under
an option,
 minimum amounts for installment payments,
withdrawal or commutation rights (your rights to
receive payments over time, for which we may
offer you a lump sum payment),
 the naming of people who are entitled to receive
payment and their successors, and
 the ways of proving age and survival.
You choose a payment option when you apply for a
contract and may change it by writing to our    home
executive     office.

Fixed Options

Payments under the fixed options are not affected by the investment experience of any investment division.
The value as of the maturity date will be applied to the fixed option selected. Thereafter, interest or payments are fixed according to the options chosen.
The following fixed options are available:

1.	Deposit Option: The money will stay on deposit
with us for a period that we agree upon.  You will
receive interest on the money at a declared interest
rate.
2.	Installment Options: There are two ways that we
pay installments:

(a)	Fixed Period: We will pay the amount
applied in equal installments plus applicable
interest, for a specified time, up to 30 years.
(b)	Fixed Amount: We will pay the sum in
installments in an amount that we agree upon.
We will continue to pay the installments until we pay the original amount, together with any interest you have earned.

3.	Monthly Life Income Option: We will pay the
money as monthly income for life.  You may
choose from 1 of 3 ways to receive the income.
We will guarantee payments for:
(a)	at least 10 years (called "10 Years Certain
and Life");
(b)	at least 20 years (called "20 Years Certain
and Life"); or
(c)	payment only for life.  With a life only
payment option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, then only one payment will be made.

4.	Other: You may ask us to apply the money under
any option that we make available at the time the benefit is paid.

We guarantee interest under the fixed options at a
rate of 2.75% a year.  We may also credit interest
under the fixed deposit options at a rate that is above
the 2.75% guaranteed rate    (this is at our complete
discretion)    .

Variable Options

Payments under the variable options will vary in amount depending on the investment experience of the investment divisions. Variable payment options are not available in certain states.

The annuity tables contained in the contract are based on a 5% (five percent) assumed investment rate. This is a fulcrum rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate. If the actual investment experience exceeds the assumed investment rate, then the payment will increase. Conversely, if the actual investment experience is less than the assumed investment rate, then payments will decrease.

We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the payout options selected using the payee's age and sex (where permissible). The amount of the first payment will then be used to determine the number of annuity units for each investment division. The number of annuity units is used to determine the amount of subsequent variable payments.

The annuity unit value for each investment division will be set at $10 on the first day there are contract transactions in our Separate Account. Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the daily asset charge we make at an effective annual rate of 1.40%. The annuity unit value will increase if the net investment experience (investment experience minus the asset charge) is greater than the 5% assumed investment rate. The annuity unit value will decrease if the net investment experience is less than the 5% assumed investment rate.

The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity units by the annuity unit value.

Additional information on the variable annuity
payments is contained in the Statement of Additional
Information that can be obtained by writing to our
   home executive     office.

The following variable options are available:
1.	Monthly Life Income Option: We will pay the
money as monthly income for life.  You may
choose from 1 of 3 ways to receive the income.
We will guarantee payments for:
(a)	at least 10 years (called "10 Years Certain
and Life");
(b)	at least 20 years (called "20 Years Certain
and Life"); or
(c)	payment only for life.  With a life only
payment option, payments will only be made
as long as the    annuitant payee     is alive.
Therefore, if the payee dies after the first payment, only one payment will be made.

2.	Other:  You may ask us to apply the money under
any option that we make available at the time the benefit is paid.

Transfers after the Maturity Date

After the maturity date, one transfer per contract year may be made among the investment divisions. The transfer will take effect as of the date we receive your request. The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply.
Transfers after the annuity payments have started will be based on the annuity unit values. There will be no transfer charge for this transfer. No transfers are allowed from a fixed annuity option to a variable annuity option or vice versa.

ADDITIONAL INFORMATION

Midland National Life Insurance Company

We are Midland National Life Insurance Company, a
stock life insurance company.  Midland was
organized in 1906, in South Dakota, as a mutual life
insurance company at that time named "The Dakota
Mutual Life Insurance Company."  We were
reincorporated as a stock life insurance company, in
1909.  Our name "Midland" was adopted in 1925.
   We were redomesticated to Iowa in 1999.      We are
licensed to do business in 49 states, the District of Columbia, and Puerto Rico. Our address is:
Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD 57193
(605) 335-5700

Midland is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Your Voting Rights As an Owner

Fund Voting Rights

We invest the assets of our Separate Account divisions in shares of the Funds' portfolios. Midland is the legal owner of the shares and has the right to vote on certain matters. Among other things, we may vote:
 to elect the Funds' Board of Directors,
 to ratify the selection of independent auditors for the Funds, on any other matters described in the Funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and to change the investment objectives and policies.
Even though we own the shares, we give you the opportunity to tell us how to vote the number of shares that are allocated to your contract. We will vote at shareholders meetings according to your instructions.

The Funds will determine how often shareholder meetings are held. As we receive notice of these meetings, we will ask for your voting instructions.
The Funds are not required to hold a meeting in any given year.

If we do not receive instructions in time from all contract owners, then we will vote those shares in the same proportion as we vote shares for which we have received instructions in that portfolio. We will also vote any Fund shares that we alone are entitled to vote in the same proportions that contract owners vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Fund in our own right or to restrict owner voting, then we may do so.

How We Determine Your Voting Shares

You may participate in voting only on matters concerning the Fund portfolios in which your contract value has been invested. We determine your voting shares in each division by dividing the amount of your contract value allocated to that division by the net asset value of one share of the corresponding
Fund portfolio. This is determined as of the record date set by the Fund's Board for the shareholders meeting. We count fractional shares.

If you have a voting interest, then we will send you proxy material and a form for giving us voting instructions. In certain cases, we may disregard instructions relating to changes in the Fund's adviser or the investment policies of its portfolios. We will advise you if we do.

Voting Privileges Of Participants In Other
Companies

Other insurance companies own shares in the Funds to support their variable life insurance and variable annuity products. We do not foresee any disadvantage to this. Nevertheless, the Funds' Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If we disagree with any Fund action, then we will see that appropriate action is taken to protect our contract owners. If we ever believe that any of the Funds' portfolios are so large as to materiality impair its investment performance, then we will examine other investment options.

Our Reports to Owners

Shortly after the end of each contract year, we will send you a report that shows your contract value, and
 any transactions involving your contract value that occurred during the year. Transactions include your premium allocations, transfers and withdrawals made in that year.

We will also send you semi-annual reports with
financial information on the Funds, including a list of
the investments held by each portfolio.
Confirmation notices will be sent to you for
   premiums,     transfers of amounts between investment
divisions and certain other contract transactions.

Contract Periods, Anniversaries

We measure contract years, contract months and contract anniversaries from the contract date shown on your contract's information page. Each contract month begins on the same day in each contract month. The calendar days of 29, 30, and 31 are not used.

Dividends

We do not pay any dividends on the contract described in this prospectus.

Performance

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners. The performance information is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges (including any contingent deferred sales charges that would apply if you surrendered the contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as the contingent deferred sales charge. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time. If the performance had been constant over the entire period, then an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return. Because average annual total returns tend to smooth out variations in an investment division's returns, you should recognize that they are not the same as actual year-by-year results.

Some investment divisions may also advertise yield.
These measures reflect the income generated by an investment in the investment divisions over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales charge. The standard quotations of yield reflect the contract maintenance charge.
The VIP Money Market investment division may advertise its current and effective yield. Current yield reflects the income generated by an investment in the investment division over a 7 day period.
Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The VIP II Investment Grade Bond and the VIP High Income investment divisions may advertise a 30 day yield which reflects the income generated by an investment in the investment division over a 30 day period.

Midland may also advertise performance figures for the investment divisions based on the performance of a portfolio prior to the time the Separate Account commenced operations.

Your Beneficiary

You name your beneficiary in your contract
application.  The beneficiary is entitled to the
insurance benefits of the contract.  You may change
the beneficiary during the annuitant's lifetime by
writing to our    home executive     office.  If no
beneficiary is living when the annuitant dies, then we will pay the death benefit to the annuitant's estate.

Assigning Your Contract

You may assign your rights in this contract.  You
must send a copy of the assignment to our    home
executive     office.  We are not responsible for the
validity of the assignment or for any payment we make or any action we take before we receive notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.

When We Pay Proceeds From This Contract

We will generally pay any death benefits,
withdrawals, or loans within seven days after
receiving the required form(s) at our    home executive
office.  Death benefits are determined as of the date
we receive due proof of death and the election of how
the death benefit is to be paid.
We may delay payment for one or more of the
following reasons:
1)	We cannot determine the amount of the payment
because:
a)	the New York Stock Exchange is closed,
b)	trading in securities has been restricted by the
SEC, or
c)	the SEC has declared that an emergency exists,
2)	the SEC by order permits us to delay payment to
protect our owners, or
3)	your premium checks have not cleared your bank.

We may defer payment of any withdrawal or surrender from the General Account, for up to 6 months after we receive your request.

Sales Agreements

The contract will be sold by individuals who, in addition to being licensed as life insurance agents for Midland National Life, are registered representatives of Walnut Street Securities (WSS), or broker-dealers who have entered into written sales agreements with WSS. WSS, the principal underwriter of the contracts, is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities
Dealers, Inc.

The mailing address for WSS is:
670 Mason Ridge Center
Suite 300
St. Louis, Missouri 63141-8557
We will pay agents a commission of up to    6.5%
7.75%     of premiums paid.  We may sell our contracts
through broker-dealers registered with the SEC under
the Securities Exchange Act of 1934 that enter into
selling agreements with us.     The commission for
broker-dealers will be no more than that described above, except in the first year when we may pay 6.7% of premiums.

Regulation

We are regulated and supervised by the    South Dakota
Iowa     Insurance Department.  We are subject to the
insurance laws and regulations in every jurisdiction where we sell contracts. This contract has been filed with and approved by insurance officials in those states. The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on our operations and finances to insurance officials in all the jurisdictions where we sell contracts. The officials are responsible for reviewing our reports to be sure that we are financially sound and are complying with the applicable laws and regulations. We are also subject to various federal securities laws and regulations.

   Year 2000 Compliance Issues

The Year 2000 issue (Y2K) relates to the ability of computer systems to properly recognize a four-digit year code. Many computer systems only allowed for a two-digit year code and thus years such as 1998 were simply recognized as 98. Using a two-digit year code for the years 2000 and beyond could result in errors and miscalculations.

Midland National Life relies extensively on computer systems in its daily operations. Several years ago, we began implementing a Plan to modify all of our computer systems to properly recognize the year
2000. Our Y2K Plan focused on assuring compliance in the following areas: Information Technology
("IT") and non-information ("non-IT") hardware, operating systems, software applications and custom applications. We are in the process of the remediation and testing of other systems, including telephone, heating and cooling, mechanical and other equipment having embedded, date sensitive technology for Year
2000 compliance, In addition, we are reviewing the Year 2000 compliance status of our mission critical customers, vendors and service providers.

We have upgraded our mainframe computer
hardware, systems software and applications software to address Y2K issues and we expect to complete compliance testing by June 30, 1999. Most of our systems run on the IBM mainframe computer platform, where future dated systems testing has been performed through December 31, 2000. We are in the process of updating and testing hardware and software running on personal computer (PC) platforms and expect to have any Y2K issues resolved by June 30, 1999.

Y2K issues have been handled primarily by our internal staff. We spent approximately $800,000 on the Year 2000 project through the end of 1998 and estimate additional expenditures of $250,000 for the balance of the project. Due to our early start in addressing Y2K issues, the number of other IT projects delayed due to Y2K has been very limited.
We are currently in the process of developing a Y2K
Contingency Plan and will involve representatives from our IT and non-IT business units in the planning process. The Y2K Contingency Plan may include potential Y2K issues generated within our own
Company and potential Y2K issues generated by third parties that have a mission critical business relationship with us.

While we cannot guarantee that our computer systems nor those of the parties with which we conduct business will properly function once the year
2000 is reached, Midland National Life is committed to maintaining reliable computer systems which properly recognize the year 2000.

Discount for    Midland     Employees    of Sammons
Enterprises, Inc.

   Midland     Employees    of Sammons Enterprises, Inc.,
may receive a    premium     contribution to the contract of
65% of the first year commission that would
normally have been paid on the employee's first year
premiums.     Midland will pay this contribution.
Midland is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Midland National Life will be paid into the employee's policy during the first year.

Legal Matters

The law firm of Sutherland Asbill & Brennan LLP,
Washington, DC, has provided advice regarding certain matters relating to federal securities laws. We are not involved in any material legal proceedings.

   Experts Financials

The financial statements of Midland National Life
Separate Account C and Midland National Life
Insurance Company, included in the registration statement, have been audited by
PricewaterhouseCoopers LLP, independent auditors, for the periods indicated in their report which appears in the registration statement. The address for PricewaterhouseCoopers LLP is:
IBM Park Building
Suite 1300
650 Third Avenue South
Minneapolis, MN 55402-4333

The financial statements audited by
PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

Statement of Additional Information

A Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus. This Statement of Additional Information can be acquired by checking the appropriate box on the application form, by
writing our    home executive     office, or by calling the
Statement of Additional Information Toll Free number at 1 800-272-1642. The following is the Table of Contents for the Statement of Additional
Information:


TABLE OF CONTENTS
	Page
THE CONTRACT
Non-Participation	3
Misstatement of Age or Sex	3
Proof of Existence and Age	3
Assignment	3
Annuity Data	3
Incontestability	3
Ownership	3
Entire Contract	3
Changes in the Contract	3
Protection of Benefits	3
Accumulation Unit Value	3
Annuity Payments	4
CALCULATION OF YIELDS AND TOTAL RETURNS
VIP Money Market Investment Division Yield Calculation	4
Other Investment Division Yield Calculations	5
Standard Total Return Calculations Assuming Surrender	5
Other Performance Data	6
Adjusted Historical Performance Data	7
FEDERAL TAX MATTERS
Tax Free Exchanges (1035) 	10
Required Distributions	10
DISTRIBUTION OF THE CONTRACT	10
SAFEKEEPING OF ACCOUNT ASSETS	10
STATE REGULATION	11
RECORDS AND REPORTS	11
LEGAL PROCEEDINGS	11
LEGAL MATTERS	11
EXPERTS	11
OTHER INFORMATION	11
FINANCIAL STATEMENTS	11

CONDENSED FINANCIAL INFORMATION


	Accumulation		Number of
	Unit Value at	Accumulation	Accumulation
Investment	Beginning of	Unit Value at	Units at End of
Division	Period	End of Period	Period

VIP Money Market
1993(1)	10.00	10.02	3,675
1994	      10.02	10.31	207,115
1995	      10.31	10.76	320,841
1996   	10.76	11.18	450,641
1997	      11.18	11.63	534,936
1998	      11.63	12.08	1,031,930
   1999	12.08	12.52	1,259,530

VIP High Income
1993(1)	10.00	10.22	    268
1994	      10.2	29.93	70,977
1995	       9.93	11.83	139,335
1996	      11.83	13.26	221,760
1997	      13.26	13.58	221,760
1998	      13.58	14.51	443,482
   1999	14.51	15.48	457,402

VIP Equity-Income
1993(1)	10.00	10.16	2,861
1994	      10.16	10.71	163,874
1995	      10.71	14.35	385,807
1996	      14.35	16.09	696,083
1997	      16.09	20.33	929,862
1998	      20.33	22.37	1,212,515
   1999	22.37	23.46	1,292,017

VIP Growth
1993	      10.00	10.09	    2,539
1994	      10.09  9.80	  160,540
1995	       9.80	13.32	  347,738
1996	      13.32	15.01	  700,985
1997	      15.01	18.28	  917,650
1998	      18.28	25.14	1,102,018
   1999	25.14	34.07	1,444,405

VIP Overseas
1993(1)	10.00	10.40	  1,706
1994	      10.40	10.37	147,456
1995    	10.37	11.36	217,322
1996   	11.36	12.59	282,107
1997	      12.59	13.85	336,988
1998	      13.85	15.39	300,975
   1999	15.39	21.65	293,703

VIP II Asset Manager
1993(1)	10.00	10.48  11,474
1994	      10.48	 9.67	280,056
1995	       9.67	11.22	362,467
1996	      11.22	12.65	447,842
1997	      12.65	15.05	534,109
1998	      15.05	17.06	585,516
   1999	17.06	18.70	603,487

VIP II Investment Grade Bond
1993(1)	10.00	10.06	   124
1994	      10.06	 9.52	 31,444
1995	       9.52	11.03	 52,431
1996	      11.03	11.22	 97,711
1997	      11.22	12.06	136,067
1998	      12.06	12.94	343,788
   1999	12.94	12.63	426,095

VIP II Contrafund
1995(2)	10.00	11.84	 35,906
1996	      11.84	14.17	187,702
1997	      14.17	17.34	397,591
1998	      17.34	22.22	582,354
   1999	22.22	27.23	809,424




	Accumulation		Number of
	Unit Value at	Accumulation	Accumulation
Investment	Beginning of	Unit Value at	Units at End of
Division	Period	End of Period	Period

VIP II Asset Manager: Growth
1995(2)	10.00	11.48	 13,682
1996   	11.48	13.56  71,781
1997  	13.56	16.72	176,790
1998  	16.72	19.38	255,206
   1999	19.38	22.03	308,652

VIP II Index 500
1993(1)	10.00	10.15	    22
1994	      10.15	10.11  32,675
1995	      10.11	13.79  71,305
1996	      13.79	16.57	256,789
1997	      16.57	21.67	497,7741
1998	      21.67	27.42	870,732
   1999	27.42	32.59	1,332,497

VIP III Growth & Income
1997  	10.00	12.36	54,877
1998  	12.36	15.79	301,273
   1999	15.79	17.00	533,307

VIP III Balanced
1997(3)	10.00	11.45	39,701
1998	      11.45	13.28	146,152
   1999	13.28	13.70	266,510

VIP III Growth Opportunities
1997(3)	10.00	12.28	75,926
1998	      12.28	15.08	320,588
   1999	15.08	15.51	499,339

American Century VP Capital Appreciation
1997(3)	10.00	11.35	13,870
1998	      11.35	10.94	43,157
   1999	10.94	17.76	56,765

American Century VP Value
1997(3)	10.00	12.26	44,666
1998	      12.26	12.66	141,481
   1999	12.66	12.39	140,385

American Century VP Balanced
1997(3)	10.00	11.40	13,519
1998	      11.40	13.01	45,229
   1999	13.01	14.12	60,982

American Century VP International
1997(3)	10.00	10.93	34,973
1998	      10.93	12.79	91,430
   1999	12.79	20.70	137,562

American Century VP Income & Growth
1998(4)	10.00	11.92	12,172
   1999	11.92	13.88	84,497

MFS VIT Emerging Growth
1998(4)	10.00	12.56	10,106
   1999	12.56	21.89	168,739

MFS VIT Research
1998(4)	10.00	11.78	9,782
   1999	11.78	14.41	106,941

MFS VIT Growth with Income
1998(4)	10.00	11.54	2,539
   1999	11.54	12.14	55,568

MFS VIT New Discovery
1998(4)	10.00	12.89	84
   1999	12.89	22.06	22,846

Lord Abbett VC Growth and Income
1998(4)	10.00	10.72	14,051
   1999	10.72	13.19	81,150

Lord Abbett VC Mid-Cap Value(5)
1999	10.00	10.28	2,846

Lord Abbett VC International(5)
1999	10.00	12.87	818


(1)	  Period from 10/24/93 to 12/31/93
(2)	  Period from 5/1/95 to 12/31/95
(3)	  Period from 5/1/97 to 12/31/97
(4)     Period from 10/1/98 to 12/31/98
(5)     Period from 9/15/99 to 12/31/99


VA200.txt

STATEMENT OF ADDITIONAL INFORMATION FOR THE
FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY II
CONTRACT

Offered by

MIDLAND NATIONAL LIFE INSURANCE COMPANY
Through Midland National Life Separate Account C
This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Flexible Premium Deferred Variable Annuity
II Contract ("Contract") offered by Midland National
Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 1999, by writing to Midland
National Life Insurance Company, One Midland Plaza,
Sioux Falls, SD 57193. Terms used in the current
Prospectus for the Contract are incorporated in this Statement.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A
PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION
WITH THE PROSPECTUS FOR THE    POLICY CONTRACT<1R>.
Dated May 1,

   1999 2000<1R>

TABLE OF CONTENTS
	Page
THE CONTRACT
Non-Participation	3
Misstatement of Age or Sex	3
Proof of Existence and Age	3
Assignment	3
Annuity Data	3
Incontestability	3
Ownership	3
Entire Contract	3
Changes in the Contract	3
Protection of Benefits	3
Accumulation Unit Value	3
Annuity Payments	4
CALCULATION OF YIELDS AND TOTAL RETURNS
VIP Money Market Investment Division Yield
Calculation	4
Other Investment Division Yield Calculations	5
Standard Total Return Calculations Assuming
Surrender	5
Other Performance Data	7
Adjusted HistoricalPerformance Data	8
FEDERAL TAX MATTERS
Tax Free Exchanges (1035) 	11
Required Distributions	11
DISTRIBUTION OF THE CONTRACT	11
SAFEKEEPING OF ACCOUNT ASSETS	12
STATE REGULATION	12
RECORDS AND REPORTS	12
LEGAL PROCEEDINGS	12
LEGAL MATTERS	12
EXPERTS	12
OTHER INFORMATION	12
FINANCIAL STATEMENTS	13

THE CONTRACT

Non-Participation

The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of Midland.

Misstatement of Age or Sex

If the age or sex of the Annuitant or any other payee has been misstated in the application, the Annuity payable under the Contract will be whatever the Contract Value of the Contract would purchase on the basis of the correct age or sex of the Annuitant and/or other payee, if any, on the date Annuity
Payments begin. Any overpayment or underpayments by Midland as a result of any such misstatement will be corrected using an interest rate of 6% per year.

Proof of Existence and Age

Before making any payment under the Contract, we may require proof of the existence and/or proof of the age of the Owner or Annuitant.

Assignment

No assignment of a Contract will be binding on Midland unless made in writing and sent to us at our


   Home Executive<1R> Office. Midland is not responsible for the adequacy of any assignment. The
Owner's rights and the interest of any Beneficiary not designated irrevocably will be subject to the rights of any assignee of record.

Annuity Data

We will not be liable for obligations which depend on receiving information from a payee until such information is received in a satisfactory form.
Incontestability

The Contract is incontestable after it has been in force, during the Annuitant's lifetime, for two years.

Ownership

Before the Annuitant's death, only the Owner will be entitled to the rights granted by the Contract or allowed by Midland under the Contract, except that the right to choose a Payment Option will belong to the Payee, unless otherwise specified. If the Owner is an individual and dies before the Annuitant, the rights of the Owner belong to the estate of the Owner unless this Contract has been endorsed to provide otherwise.

Entire Contract

We have issued the Contract in consideration of the application and payment of the first premium. A copy of the application is attached to and is a part of the Contract. The Policy Form with the application and any riders make the entire Contract. All statements made by or for the Annuitant are considered representations and not warranties.
Midland will not use any statement in defense of a claim unless it is made in the application and a copy of the application is attached to the Contract when issued.

Changes in the Contract

Only Midland's President, a Vice President, the
Secretary or an Assistant Secretary of our Company have the authority to make any change in the Contract and then only in writing. We will not be bound by any promise or representation made by any other person.

Midland may not change or amend the Contract, except as expressly provided in the Contract, without the Owner's consent. However, we may change or amend the Contract if such change or amendment is necessary for the Contract to comply with any state or federal law, rule or regulation.

Protection of Benefits

To the extent permitted by law, no benefit under the Contract will be subject to any claim or process of law by any creditor.

Accumulation Unit Value

We determine Accumulation Unit Values for the
Investment Division of Our Separate Account at the end of each Business Day. The Accumulation Unit
Value for each Investment Division was set at $10.00 on the first day there were contract transactions in Our Separate Account. After that, the Accumulation
Unit Value for any Business Day is equal to the Accumulation Unit Value for the preceding Business
Day multiplied by the net investment factor for that division on that Business Day.

We determine the net investment factor for each Investment Division every Business Day as follows:
* First, We take the value of the shares belonging to the division (including any shares from reinvested dividends or capital gain distributions) in the corresponding Fund portfolio at the close of business that day (before giving effect to any contract transaction for that day, such as premium payments or surrenders). For this purpose, We use the share value reported to Us by the Fund.

  Then, We divide this amount by the value of the amounts in the Investment Division at the close of business on the preceding Business Day (after giving effect to any contract transactions on that day).
  Then, We subtract a daily asset charge for each calendar day between Business Days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The daily charge is .0038626% which is an effective annual rate of 1.40%. This charge is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account.
  Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that We would adjust unit values to reflect what happens to the Funds, and also for any charges.

Annuity Payments

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the Investment Divisions.

The amount of each variable annuity payment will be affected by the investment performance of the Investment Divisions. Variable payment options are not available in certain states.

The dollar amount of the first monthly variable annuity payment is computed for each Investment
Division by applying the value in the Investment
Division, as of a date not more than 10 business days prior to the Maturity Date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the Annuitant. The number of Annuity Units for each Investment Division is then calculated by dividing the first variable annuity payment for that Investment Division by the Investment Division's Annuity Unit Value as of the same date.

The dollar amount of each subsequent payment from an Investment Division is equal to the number of Annuity Units for that Investment Division times the Annuity Unit value for that Investment Division as of a uniformly applied date not more than ten business days before the annuity payment is due.
The payment made to the Annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each Investment Division.
The Annuity Unit Value for each Investment Division was set at $10 on the first day there were contract transactions in Our Separate Account. After that, the Annuity Unit Value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:
(1) = the Annuity Unit Value for the preceding business day:
(2) = the net investment factor (as described above) for that division on that business day.
(3) = the investment result adjustment factor
(.99986634 per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.

Transfers after the Maturity Date will only be allowed once per Contract Year and will be made using the Annuity Unit Value for the Investment
Divisions on the date the request for transfer is received. On the transfer date, the number of Annuity Units transferred from the Investment
Division is multiplied by the Annuity Unit Value for that Investment Division to determine the value being transferred. This value is then transferred into the indicated Investment Division(s) by converting this value into Annuity Units of the proper Investment Division(s). The Annuity Units are determined by dividing the value being transferred into an Investment Division by the Annuity Unit value of the Investment Division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.

CALCULATION OF YIELDS AND TOTAL RETURNS

VIP Money Market Investment Division Yield

Calculation

In accordance with regulations adopted by the Securities and Exchange Commission, Midland is required to compute the VIP Money Market Investment
Division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses or shares of the VIP Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the VIP Money Market
Investment Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis.
The net change in account value reflects the deductions for the contract maintenance charge, annual administrative expenses, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the VIP Money Market Investment Division of the Separate Account will be lower than the yield for the VIP Money Market Portfolio or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits
Midland to disclose the effective yield of the VIP
Money Market Investment Division for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the VIP Money Market
Investment Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return.
The VIP Money Market Investment Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the VIP Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the VIP Money Market Portfolio or substitute funding vehicle, and operating expenses.
In addition, the yield figures do not reflect the effect of any Contingent Deferred Sales Charge that may be applicable to a particular Contract. The annualized yield for the seven-day period ending


   12/31/98 12/31/99<1R> was

   3.60% 2.36%<1R>.

Other Investment Division Yield Calculations

Midland may from time to time disclose the current
annualized yield of one or more of the Investment
Divisions (except the Money Market Investment
Division) for 30-day periods. The annualized yield
of an Investment Division refers to income generated
by the Investment Division over a specified 30-day
period. Because the yield is annualized, the yield
generated by an Investment Division during the 30-
day period is assumed to be generated each 30-day
period. This yield is computed by dividing the net
investment income per accumulation unit earned
during the period by the price per unit on the last
day of the period, according to the following
formula:
YIELD = 2 [ (a - b + 1)6 - 1 ]
cd
Where:	a =	net investment income earned
during the period by the Fund (or substitute funding
vehicle) attributable to 		shares owned by
the Investment Division.
	b =	expenses accrued for the period (net of
reimbursements).
	c =	the average daily number of units
outstanding during the period.
	d =	the maximum offering price per unit on
the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Owner accounts. The yield calculations do not reflect the effect of any Contingent Deferred Sales
Charges that may be applicable to a particular
Contract. Contingent Deferred Sales Charges range from 8% to 0% of the amount of Premium withdrawn depending on the time elapsed between each premium payment and the withdrawal.

Because of the charges and deductions imposed by the Separate Account the yield of the Investment
Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Investment
Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund, and its operating expenses.

We currently do not advertise yields for any Investment Division.

Standard Total Return Calculations Assuming
Surrender

Midland may from time to time also disclose average
annual total returns for one or more of the
Investment Divisions for various periods of time.
Average annual total return quotations are computed
by finding the average annual compounded rates of
return over one, five and ten year periods that
would equate the initial amount invested to the
ending redeemable value, according to the following
formula:
P (1 + T)n = ERV
Where:	P =	an assumed initial payment of
$1,000
	T =	average annual total return
	n =	number of years
	ERV =	ending redeemable value of an assumed
$1,000 payment made at the beginning of the one,
five, or 		ten-year period, at the end of the
one, five, or ten-year period (or fractional portion thereof).
All recurring fees that are charged to all Owner accounts are recognized in the ending redeemable value. The standard average annual total return calculations which assume the Contract is surrendered will reflect the effect of Contingent
Deferred Sales Charges that may be applicable to a particular period.


The following is the average annual total return information for the Investment Divisions of Separate
Account C based on the assumption that the contract is surrendered at the end of the time period shown.
The returns reflect the impact of any applicable contingent deferred sales charge.

Investment Division	Inception of the	1-Year Period

   5-Year Period<1R>
with	                  Investment Division	Ended

   Ended<1R>
Inception Date	      to 12/31/

   98 99<1R>12/31/

   98 99<1R>   12/31/99<1R>
VIP Money Market(10/24/93)

   2.70% 3.12%	-4.60% -3.65%	      2.89%<1R>
VIP II Investment Grade Bond(10/24/93)

   4.12%3.25%-0.02% -9.78% 	4.77%<1R>
VIP High Income(10/24/93)

   6.54% 6.80%	-13.01% -0.71%	      8.39%<1R>
VIP II Asset Manager(10/24/93)

   10.04% 10.18%	6.09% 2.19%	      13.21%<1R>
VIP II Index 500(10/24/93)

   20.87% 20.70%	19.18% 11.48%	25.79%<1R>
VIP Equity-Income(10/24/93)

   16.12% 14.37%	2.72% -2.51%	16.22%<1R>
VIP Growth(10/24/93)

   18.82% 21.58%30.19% 28.17%	            27.37%<1R>
VIP Overseas(10/24/93)

   7.80% 12.87%3.82%33.28%	            14.97%<1R>
VIP II Contrafund(10/24/93)

   23.22% 23.28%	20.81% 15.17%	      N/A<1R>
VIP II Asset Manager: Growth(5/1/95)

   18.56%17.68%	8.58% 6.30% 	N/A<1R>
VIP III Balanced(5/1/97)

   14.55% 10.43%	8.65% -4.26% 	            N/A<1R>
VIP III Growth & Income(5/1/97)

   27.78% 20.18%	20.43% 0.29% 	      N/A<1R>
VIP III Growth Opportunities(5/1/97)

   24.12%15.94%	15.52% -4.53% 	N/A<1R>
American Century VP Balanced(5/1/97)

   13.05%11.77%	6.56% 1.17% 	N/A<1R>
AmericanCenturyVPCapitalAppreciation(5/1/97)

   1.24% 22.24%-10.88%54.88%N/A<1R>
American Century VP Value(5/1/97)

   11.13% 6.14%	-4.07% -9.59% 	N/A<1R>
American Century VP International(5/1/97)

   11.85% 29.71%9.60% 54.40% 	N/A<1R>
American Century VP Income & Growth(10/1/98)

   N/A 24.46%	N/A 9.02% 	N/A<1R>
MFS VIT Emerging Growth Series (10/1/98)

   N/A82.15%	N/A 66.90%  	N/A<1R>
MFS VIT Reserach Series (10/1/98)

   N/A 28.49%	N/A 14.96% 	            N/A<1R>
MFS VIT Growth with Income Series(10/1/98)

   N/A 11.12%	N/A -2.15% 	N/A<1R>
MFS VIT New Discovery Series(10/1/98)

   N/A 83.31%	N/A 63.64%   	N/A<1R>
Lord Abbett VC

   C<1R> Growth and Income(10/1/98)

   N/A 19.35%N/A 7.76%	N/A<1R>


   Lord Abbett VC Mid-Cap Value(10/1/99)N/A	N/A	                  N/A
Lord Abbett VC International (10/1/99)N/A	N/A	                        N/A<1R>

N/A - The return information for the funds are not reflected as the funds had not been included in Midland National Life Separate Account C for more
than 12 months at 12/31/1998 for the time period shown. No returns are shown for the Lord Abbett VC
Mid-Cap Value or Lord Abbett VC International since such funds had not been included in Midland National
Life Separate Account C for more than 12 months at 12/31/99.<1R>

Midland may from time to time also disclose average annual total returns in a format which assumes the Contract is kept in-force through the time period shown. Such returns will be identical to the format which assumes the Contract is surrendered except that the Contingent Deferred Sales Charge percentage will be assumed to be 0%. The returns which assume the Contract is kept in-force will only be shown in conjunction with returns which assume the Contract is surrendered.

The following is the average annual total return information for the Investment Division of Separate
Account C based on the assumption that the contract is kept in-force through the end of the time period shown. The contingent deferred sales charges are set to zero.

Investment Division	Inception of the	1-Year Period

   5-Year Period<1R>
with	                  Investment Division	Ended

   Ended<1R>
Inception Date	      to 12/31/

   98 99<1R>12/31/

   98 99<1R>   12/31/99<1R>

VIP Money Market (10/24/93)

   3.61%	2.61% 3.55%	3.84%<1R>
VIP II Investment Grade Bond (10/24/93)

   4.98%3.74%	7.18% -2.58%	5.65%<1R>
VIP High Income (10/24/93)

   7.33% 7.21%	-5.81% 6.49%	9.16%<1R>
VIP II Asset Manager (10/24/93)

   10.73% 10.53%	13.29% 9.39%	13.86%<1R>
VIP II Index 500 (10/24/93)

   21.34% 20.92%	26.38% 18.68%	26.22%<1R>
VIP Equity-Income (10/24/93)

   16.67% 14.66%	9.91% 4.69%  	16.80%<1R>
VIP Growth (10/24/93)

   19.32% 21.79%	37.39%35.37%	      27.77%<1R>
VIP Overseas (10/24/93)

   8.55% 13.18%	11.02%40.48%	      15.58%<1R>
VIP II Contrafund (10/24/93)

   24.19% 23.81%	28.01% 22.37%	      N/A<1R>
VIP II Asset Manager: Growth (5/1/95)

   19.64%18.31%	15.78% 13.50% 	N/A<1R>
VIP III Balanced (5/1/97)

   18.44% 12.40%	15.85% 2.94% 	      N/A<1R>
VIP III Growth & Income (5/1/97)

   31.41% 21.90%	27.63% 7.49% 	N/A<1R>
VIP III Growth Opportunities (5/1/97)

   27.82%17.76%	22.72% 2.67% 	N/A<1R>
American Century VP Balanced (5/1/97)

   16.98%13.70%	13.76% 8.37% 	N/A<1R>
AmericanCenturyVPCapitalAppreciation(5/1/97)

   5.46% 23.91%-3.68% 62.08%N/A<1R>
American Century VP Value (5/1/97)

   15.11% 8.24%	3.14% -2.38% 	N/A<1R>
American Century VP International (5/1/97)

   15.81% 31.23%16.80% 61.60%	N/A<1R>
American Century VP Income & Growth (10/1/98)

   N/A 29.89%	N/A 16.22% 	N/A<1R>
MFS VIT Emerging Growth Series (10/1/98)

   N/A87.10%	N/A 74.10% 	N/A<1R>
MFS VIT Research Series (10/1/98)

   N/A 33.88%	N/A 22.16% 	      N/A<1R>
MFS VIT Growth with Income Series (10/1/98)

   N/A 16.70%	N/A 5.05% 	N/A<1R>
MFS VIT New Discovery Series (10/1/98)

   N/A88.25%	N/A 70.84% 	N/A
Lord Abbett VC

   C<1R> Growth and Income(10/1/98)

   N/A 24.83%N/A 14.96%N/A


   Lord Abbett VC Mid-Cap Value (10/1/99)	N/A 	N/A 	                  N/A
Lord Abbett VC International (10/1/99) 	N/A 	                        N/A
	N/A<1R>

N/A - The return information for these Investment
Divisions is not reflected as the funds had not been included in Midland National Life Separate Account C for more than 12 months at 12/31/1998 for the time period shown. No returns are shown for the Lord Abbett VC Mid-Cap Value or Lord Abbett VC
International since such funds had not been included in Midland National Life Separate Account C for more than 12 months at 12/31/99.<1R>

Other Performance Data

Midland may from time to time also disclose
cumulative total returns in conjunction with the
annual returns described above. The cumulative
returns will be calculated using the following
formula. The cumulative returns which assume the
Contract is kept in-force assume that the Contingent
Deferred Sales Charge percentage will be zero.
CTR = [ERV/P] - 1
Where:	CTR =	the cumulative total return net of
Investment Division recurring charges for the
period.
	ERV =	ending redeemable value of an assumed
$1,000 payment at the beginning of the one, five, or
		ten year period at the end of the one,
five, or ten-year period (or fractional portion
thereof).
	P      =	an assumed initial payment of
$1,000
The returns which assume the Contract is kept in-force will only be shown in conjunction with returns which assume the Contract is surrendered.
Midland may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

The following is the cumulative total return information for the Investment Division of Separate
Account C. The returns are based on the assumption that the contract is surrendered at the end of the time period shown and the returns reflect the impact of any applicable Contingent Deferred Sales Charge.

Investment Division	Inception of the	1-Year Period

   5-Year Period<1R>
with	                  Investment Division	Ended

   Ended<1R>
Inception Date	      to 12/31/

   98 99<1R>12/31/

   98 99<1R>   12/31/99<1R>


Investment Grade Bond (10/24/93)

   23.28% 21.91%-0.02% -9.78%	26.24%<1R>
VIP High Income (10/24/93)

   38.95% 50.26%	-13.01% -0.71%	49.60%<1R>
VIP II Asset Manager (10/24/93)

   64.30% 82.22%	6.09% 2.19%	      85.96%<1R>
VIP II Index 500 (10/24/93)

   167.44% 220.43%	19.18% 11.48%	214.94%<1R>
VIP Equity-Income (10/24/93)

   117.16% 129.59%	2.72% -2.51%	112.03%<1R>
VIP Growth (10/24/93)

   144.67% 235.13%	30.19% 28.17%	235.22%<1R>
VIP Overseas (10/24/93)

   47.67% 111.57%	3.82% 33.28%	      100.87%<1R>
VIP II Contrafund (10/24/93)

   115.22% 165.80%20.81% 15.17%	     N/A<1R>
VIP II Asset Manager: Growth (5/1/95)

   86.85% 113.93%8.58% 6.30%      N/A<1R>
VIP III Balanced (5/1/97)

   25.43% 30.31%	8.65% -4.26% 	     N/A<1R>
VIP III Growth & Income (5/1/97)

   50.54% 63.33%	20.43% 0.29%     N/A<1R>
VIP III Growth Opportunities (5/1/97)

   43.41% 48.39%	15.52% -4.53%    N/A<1R>
American Century VP Balanced (5/1/97)

   22.71% 34.56%	6.56% 1.17%      N/A<1R>
AmericanCenturyVPCapital Appreciation(5/1/97)

   2.08%70.90%-10.88% 54.88%N/A<1R>
American Century VP Value (5/1/97)

   19.26% 17.23%	-4.07% -9.59% 	N/A<1R>
American Century VP International (5/1/97)

   20.55% 100.22%	9.60% 54.40%N/A<1R>
American Century VP Income & Growth (10/1/98)

   N/A 31.44%	N/A 9.02% 	N/A<1R>
MFS VIT Emerging Growth Series (10/1/98)

   N/A 111.53%	N/A 66.90% 	N/A<1R>
MFS VIT Research Series (10/1/98

   N/A 36.78%N/A 14.96% 	      N/A<1R>
MFS VIT Growth with Income Series (10/1/98)

   N/A 14.08%	N/A -2.15% 	N/A<1R>
MFS VIT New Discovery Series (10/1/98)

   N/A113.21%	N/A 63.64% 	N/A<1R>
Lord Abbett VC

   C<1R> Growth and Income (10/1/98)

   N/A 24.73%N/A 7.76%N/A
Lord Abbett VC Mid-Cap Value (10/1/99) 	N/A 	N/A                  	N/A
Lord Abbett VC International (10/1/99) 	N/A 	N/A 	                  N/A<1R>

N/A - The return information for these Investment
Divisions is not reflected as the funds had not been included in Midland National Life Separate Account C for more than 12 months at 12/31/1998 for the time period shown. No returns are shown for the Lord Abbett VC Mid-Cap Value or Lord Abbett VC
International since such funds had not been included in Midland National Life Separate Account C for more than 12 months at 12/31/99.<1R>

The following is the cumulative total return information for the Investment Division of Separate
Account C. The returns are based on the assumption that the contract is kept in-force through the end of the time period shown and the contingent deferred sales charges are set to zero.

Investment Division	Inception of the	1-Year Period

   5-Year Period<1R>
with	                  Investment Division	Ended

   Ended<1R>
Inception Date	      to 12/31/

   98 99<1R>12/31/

   98 99<1R>   12/31/99<1R>

VIP Money Market (10/24/93)

   20.20% 24.54%	2.61% 3.55%	        20.73%<1R>
VIP II Investment Grade Bond (10/24/93)

   28.68%25.51%7.18% -2.58%  31.63%<1R>
VIP High Income (10/24/93)

   44.35% 53.86%	-5.81% 6.49%	  54.99%<1R>
VIP II Asset Manager (10/24/93)

   69.70% 85.82%	13.29% 9.39%	  91.36%<1R>
VIP II Index 500 (10/24/93)

   172.84% 224.03%	26.38% 18.68%	  220.36%<1R>
VIP Equity-Income (10/24/93)

   122.56% 133.19%	9.91% 4.69%	        117.38%<1R>
VIP Growth (10/24/93)

   150.07% 238.73%	37.39% 35.37%	  240.52%<1R>
VIP Overseas (10/24/93)

   53.07% 115.17%	11.02%40.48%      	  106.26%<1R>
VIP II Contrafund (10/24/93)

   121.52% 171.20%28.01% 22.37%	  N/A<1R>
VIP II Asset Manager: Growth (5/1/95)

   93.15%119.33%	15.78% 13.50% N/A<1R>
VIP III Balanced (5/1/97)

   32.63% 36.61%	15.85% 2.94% 	  N/A<1R>
VIP III Growth & Income (5/1/97)

   57.74% 69.63%	27.63% 7.94%  N/A<1R>
VIP III Growth Opportunities (5/1/97)

   50.61%54.69%	22.72% 2.67%  N/A<1R>
American Century VP Balanced (5/1/97)

   29.91%40.86%	13.76% 8.37%  N/A<1R>
AmericanCenturyVPCapitalAppreciation 5/1/97)

   9.28%77.20%-3.68%62.08% 	N/A<1R>
American Century VP Value (5/1/97)

   26.46% 23.53%	3.14% -2.38% 	N/A<1R>
American Century VP International (5/1/97)

   27.75%106.52%16.80%61.60% 	N/A<1R>
American Century VP Income & Growtn (10/1/98)

   N/A 38.64%N/A 16.22% 	N/A<1R>
MFS VIT Emerging Growth Series (10/1/98)

   N/A118.73%	N/A 74.10%   	N/A<1R>
MFS VIT Research Series (10/1/98)

   N/A 43.98%	N/A 22.16%   	N/A<1R>
MFS VIT Growth with Income Series (10/1/98)

   N/A 21.28%	N/A 5.05% 	N/A<1R>
MFS VIT New Discovery Series (10/1/98)

   N/A120.41%	N/A 70.84% 	N/A<1R>
Lord Abbett VC

   C<1R> Growth and Income (10/1/98)

   N/A 31.93%N/A14.96%N/A
Lord Abbett VC Mid-Cap Value (9/15/99)	N/A 	N/A 	N/A
Lord Abbett VC International (9/15/99) 	N/A 	N/A 	N/A<1R>

N/A - The return information for the funds are not reflected as the funds had not been included in Midland National Life Separate Account C for more
than 12 months at 12/31/1998 for the time period shown. No returns are shown for the Lord Abbett VC
Mid-Cap Value or Lord Abbett VC International since such funds had not been included in Midland National
Life Separate Account C for more than 12 months at 12/31/99.<1R>

Adjusted Historical Performance Data
Midland may also disclose adjusted historical performance data for an Investment Division for periods before the Investment Division commenced operations, based on the assumption that the Investment Division was in existence before it actually was, and that the Investment Division had been invested in a particular portfolio that was in existence prior to the Investment Division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the Investment Division will invest in.

Adjusted historical performance data of this type will be calculated as follows. First, the value of a hypothetical $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a "Contract Charges" factor to reflect the charges imposed under the Contract. This Contract Charges factor is calculated by adding the daily charge for mortality and expense risks (1.25% annually) to the daily Administrative Charge (0.15% annually), and then adding an additional amount that adjusts for the annual $35 Contract Maintenance Charge. This additional amount is based on an average Contract
Value of

   $30,000 $33,000<1R>, so it is calculated
as $35

   /$30,000 $33,000<1R>, or

   0.12% 0.11%<1R>
annually. The total of these three amounts is then divided by 12 to get the monthly Contract Charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the Investment
Division. The Contract Charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value ("ERV") of an assumed $1,000 initial payment in the Investment
Division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the Contract is not surrendered (i.e., with no deduction for the Contingent Deferred Sales
Charge) and assuming that the Contract is surrendered at the end of the applicable period
(i.e., reflecting a deduction for any applicable
Contingent Deferred Sales Charge).

The following is the average annual total return information based on the assumption that the Contract is surrendered at the end of the time period shown. The impact of any applicable
Contingent Deferred Sales Charges are reflected in the returns. The returns assume that each of the Investment Divisions had been available to Separate
Account C since the Portfolio Inception date.

Investment Division	Inception of the	1-Year Period

   5-Year Period<1R>
with	                  Investment Division	Ended

   Ended<1R>
Inception Date	      to 12/31/

   98 99<1R>12/31/

   98 99<1R>   12/31/99<1R>


VIP Money Market (4/1/82)

   5.08% 5.06%	3.92% 3.66%	2.46%   2.89%<1R>
VIP II Investment Grade Bond (12/5/88)

   6.67%5.80%6.69% 5.54%4.16% 4.77%<1R>
VIP High Income (9/19/85)

   9.37% 9.17%9.38% 10.71%	6.29%   8.39%<1R>
VIP II Asset Manager (9/6/89)

   11.23% 11.05%	N/A 11.41%	9.35%  13.21%<1R>
VIP II Index 500 (8/27/92)

   19.05% 19.11%	N/A	21.35%       25.79%<1R>
VIP Equity-Income (10/9/86)

   12.64% 12.02%	13.86% 12.74%16.38%16.22%<1R>
VIP Growth (10/9/86)

   15.55% 16.94%	17.59%18.11%	19.36% 27.37%<1R>
VIP Overseas (1/28/87)

   6.90% 9.18%	8.39%9.72%	7.21%        14.97%<1R>
VIP II Contrafund (1/3/95)

   25.88% 25.36%	N/A	             N/A<1R>
VIP II Asset Manager: Growth (1/3/95)

   18.64%17.77%	N/A    N/A<1R>
VIP III Balanced (1/3/95)

   12.98% 11.04%	N/A	N/A          11.05%<1R>
VIP III Growth & Income (12/31/96)

   24.29% 18.76%	N/A	       N/A<1R>
VIP III Growth Opportunities (1/3/95)

   23.47%19.10%N/AN/A    19.11%<1R>
American Century VP Balanced (5/1/91)

   9.79%9.74%N/A	10.27% 12.51%<1R>
Amer Cent VPCapitalAppreciation(11/20/87)

   6.56%10.31%7.03%9.69%0.62%11.90%<1R>
American Century VP Value (5/1/96)

   12.13% 7.98%	N/A	        N/A<1R>
American Century VP International (5/1/94)

   9.64% 17.83%	N/A	N/A 21.92%<1R>
American Century VP Income & Growth (10/30/97)

   22.44% 20.34%	N/A	N/A<1R>
MFS VIT Emerging Growth Series (7/24/95)

   23.35%33.84%	N/A	N/A<1R>
MFS VIT Research Series (7/26/95)

   19.29% 20.27%	N/A	      N/A<1R>
MFS VIT Growth with Income Series (10/9/95)

   22.67% 18.49%	N/A	N/A<1R>
MFS VIT New Discovery Series (5/1/98)

   -9.12% 35.19%	N/A	N/A<1R>
Lord AbbetttVC

   C<1R>Grwth andInc(12/11/89)

   13.40%14.43%N/A14.47%13.37%18.17%
Lord Abbett VC Mid-Cap Value (10/1/99)	N/A	N/A	N/A
Lord Abbett VC International (10/1/99)	N/A	N/A	N/A

No returns are shown for the Lord Abbett VC Mid-Cap
Value or Lord Abbett VC International since funds had not been in existence for more than 12 months at 12/31/99.<1R>

The following is the average annual total return information based on the assumption that the Contract is kept in-force through the end of the time period shown. The Contingent Deferred Sales
Charges are assumed to be zero. The returns assume that each of the Investment Divisions had been available to Separate Account C since the Portfolio
Inception date.

Investment Division	Inception of the	1-Year Period

   5-Year Period<1R>
with	                  Investment Division	Ended

   Ended<1R>
Inception Date	      to 12/31/

   98 99<1R>12/31/

   98 99<1R>   12/31/99<1R>
VIP Money Market (4/1/82)

   5.08% 5.06%	3.92% 3.66%	3.42% 3.84%<1R>
VIP II Investment Grade Bond (12/5/88)

   6.67%5.80%6.69% 5.54%5.06%5.65%<1R>
VIP High Income (9/19/85)

   9.37% 9.17%9.38% 10.71%	7.13%      9.16%<1R>
VIP II Asset Manager (9/6/89)

   11.23% 11.05%	N/A11.41%	10.10%    13.86%<1R>
VIP II Index 500 (8/27/92)

   19.27% 19.19%	N/A	21.84%          26.22%<1R>
VIP Equity-Income (10/9/86)

   12.64% 12.02%	13.86% 12.74%16.96%   16.80%<1R>
VIP Growth (10/9/86)

   15.55% 16.94%	17.59%18.11%19.89%          27.77%<1R>
VIP Overseas (1/28/87)

   6.90% 9.18%	8.39%9.72%	8.02%           15.58%<1R>
VIP II Contrafund (1/3/95)

   26.67% 25.80%<1R>	N/A	          N/A
VIP II Asset Manager: Growth (1/3/95)

   19.57%18.33%<1R>N/A	    N/A
VIP III Balanced (1/3/95)

   14.06% 11.74%<1R>	N/A

   N/A    11.75%<1R>
VIP III Growth & Income (12/31/96)

   27.15%20.23%<1R>	N/A	    N/A
VIP III Growth Opportunities (1/3/95)

   24.30%19.63%<1R>N/A

   N/A    19.64%<1R>
American Century VP Balanced (5/1/91)

   9.79%9.74%<1R>N/A

   10.99% 13.18%<1R>
Amer Cen VP Cap Appreciation(11/20/87)

   6.56%10.31%7.03%9.69%1.66%12.58%<1R>
American Century VP Value (5/1/96)

   14.05%9.36%<1R>	N/A	N/A
American Century VP International5/1/94)

   10.46%18.19%<1R>N/A

   N/A22.41%<1R>
American Century VP Income & Growth (10/30/97)

   28.36% 22.65%<1R>N/A	N/A
MFS VIT Emerging Growth Series (7/24/95)

   24.43%34.29%<1R>	N/A	N/A
MFS VIT Research Series (7/26/95)

   20.47%20.91%<1R>	      N/A	N/A
MFS VIT Growth with Income Series (10/9/95)

   23.89% 19.22%<1R>	N/A	N/A
MFS VIT New Discovery Series (5/1/98)

   1.51% 36.68%<1R>	N/A	N/A
Lord AbbettVC

   C<1R>Grwth and Inc(12/11/89)

   13.40%14.43%N/A14.47%14.02%18.72%
Lord Abbett VC Mid-Cap Value (10/1/99)	N/A	N/A	N/A
Lord Abbett VC International (10/1/99)	N/A	N/A	N/A

No returns are shown for the Lord Abbett VC Mid-Cap
Value or Lord Abbett VC International since funds had not been in existence for more than 12 months at 12/31/99.<1R>

The following is the cumulative total return information based on the assumption that the Contract is surrendered at the end of the time period shown. The impact of any applicable
Contingent Deferred Sales Charges are reflected in the returns. The returns assume that each of the Investment Divisions had been available to Separate
Account C since the Portfolio Inception date.

Investment Division	Inception of the	1-Year Period

   5-Year Period<1R>
with	                  Investment Division	Ended

   Ended<1R>
Inception Date	      to 12/31/

   98 99<1R>12/31/

   98 99<1R>   12/31/99<1R>


VIP Money Market (4/1/82)

   129.47% 140.38%46.89% 43.26%	12.92% 15.31%<1R>
VIP II Investment Grade Bond(12/5/88)

   91.61%86.67%91.09%71.46%22.60%26.24%<1R>
VIP High Income (9/19/85)

   228.93% 250.29%145.12% 176.61%35.66% 49.60%<1R>
VIP II Asset Manager (9/6/89)

   169.84% 195.18%N/A 194.61%	56.35% 85.96%<1R>
VIP II Index 500 (8/27/92)

   202.52% 261.49%<1R>	N/A	214.94%
VIP Equity-Income (10/9/86)

   329.25% 349.40%266.19% 231.73%113.50% 112.03%<1R>
VIP Growth (10/9/86)

   485.89% 693.09%	405.48% 428.28%	142.27% 235.22%<1R>
VIP Overseas (1/28/87)

   121.71% 211.47%123.82% 152.85%	41.64% 100.87%<1R>
VIP II Contrafund (1/3/95)

   150.80% 209.21%<1R>	N/A	N/A
VIP II Asset Manager: Growth (1/3/95)

   97.93% 126.39%<1R>	N/A	N/A
VIP III Balanced (1/3/95)

   62.81% 68.68%<1R>	N/A

   N/A 68.89%<1R>
VIP III Growth & Income (12/31/96)

   54.47% 67.49%<1R>	N/A	N/A
VIP III Growth Opportunities (1/3/95)

   132.15% 139.40%<1R>	N/A

   N/A 39.74%<1R>
Amer Cent VP Balanced (5/1/91)

   104.78% 123.90%<1R>	N/A

   63.04% 0.28%<1R>
AmerCentVPCapitalApp(11/20/87)

   102.69%228.52%97.27%152.16%7.14%75.45%<1R>
American Century VP Value (5/1/96)

   35.73% 32.54%<1R>	N/A	N/A
American Century VP International (5/1/94)

   53.72% 153.54%<1R>	N/A	N/A
American Century VP Income & Growth (10/30/97)

   26.72% 49.43%<1R>N/A	N/A
MRS VIT Emerging Growth Series (7/24/98)

   105.88%264.93%<1R>	N/A	N/A
MFS VIT Research Series (7/26/95)

   83.31% 126.79%<1R>	N/A	N/A
MFS VIT Growth with Income Series (10/9/95)

   93.47% 104.95%<1R>	N/A	N/A
MFS VIT New Discovery Series (5/1/98)

   -6.19% 65.37%<1R>	N/A	N/A
LordAbbVC

   C<1R>GrwthandInc(12/11/89)

   212.54%288.15%N/A 286.29%87.28%130.43%
Lord Abbett VC Mid-Cap Value (10/1/99)	N/A	N/A 	N/A
Lord Abbett VC International (10/1/99)	N/A	N/A 	N/A

No returns are shown for the Lord Abbett VC Mid-Cap
Value or Lord Abbett VC International since funds had not been in existence for more than 12 months at 12/31/99.<1R>

The following is the cumulative total return information based on the assumption that the Contract is kept in-force through the end of the time period shown. The Contingent Deferred Sales
Charges are assumed to be zero. The returns assume that each of the Investment Divisions had been available to Separate Account C since the Portfolio
Inception date.

Investment Division	Inception of the	1-Year Period

   5-Year Period<1R>
with	                  Investment Division	Ended

   Ended<1R>
Inception Date	      to 12/31/

   98 99<1R>12/31/

   98 99<1R>   12/31/99<1R>


VIP Money Market (4/1/82)

   129.47% 140.38%46.89%% 43.26%	18.31% 20.73%<1R>
VIP II InvestmentGrade Bond(12/5/88)

   91.61% 86.67%91.09%71.46%27.99%11.63%<1R>
VIP High Income (9/19/85)

   228.93% 250.29%145.12%% 176.61%	41.11%14.99%<1R>
VIP II Asset Manager(9/6/89)

   169.84%195.18%<1R>N/A%

   194.61%61.78%91.36%<1R>
VIP II Index 500 (8/27/92)

   206.12% 263.29%<1R>N/A%

   168.50% 220.36%<1R>
VIP Equity-Income (10/9/86)

   329.25% 349.40%266.19%% 231.73%118.87%117.38%<1R>
VIP Growth (10/9/86)

   485.89% 693.09%405.48%% 428.28%	147.69% 240.52%<1R>
VIP Overseas (1/28/87)

   121.71% 211.47%123.82%% 152.85%	47.07% 106.26%<1R>
VIP II Contrafund (1/3/95)

   157.10% 214.61%<1R>	             N/A	N/A
VIP II Asset Manager: Growth (1/3/95)

   104.23%131.79%<1R>	 N/A	N/A
VIP III Balanced (1/3/95)

   69.11% 74.08%<1R>	N/A

   N/A % 74.28%<1R>
VIP III Growth & Income (12/31/96)

   61.67%73.79%<1R>	       N/A	N/A
VIP III Growth Opportunities (1/3/95)

   138.45% 144.80%<1R>	N/A

   N/A145.12%<1R>
American Century VP Balanced (5/1/91)

   104.78%123.90%<1R>N/A

   68.43%85.72%<1R>
Amer Cent VP Capital App(11/20/87)

   102.69%228.52%97.27% 152.16%8.58% 0.84%<1R>
American Century VP Value (5/1/96)

   42.03% 38.84%<1R>     	N/A	N/A
Amer Cent VP International (5/1/94)

   59.12% 158.04%<1R>N/A

   N/A174.84%<1R>
Amer Cent VP Income & Growth (10/30/97)

   33.92% 55.73%<1R>	N/A	N/A
MFS VIT Emerging Growth Series (7/24/95)

   112.18%270.33%<1R>	N/A	N/A
MFS VIT Research Series (7/26/95)

   89.61%132.19%<1R>      	N/A	N/A
MFS VIT Growth with Income Series (10/9/95)

   99.77% 110.35%<1R>	N/A	N/A
MFS VIT New Discovery Series 5/1/98)

   1.01% 72.57%<1R>	      N/A	N/A
LordAbbVC

   C<1R>Grwth and Inc(12/11/89)

   212.54%288.15%N/A286.29%92.71%135.84%
Lord Abbett VC Mid-Cap Value (10/1/99) 	N/A	N/A	N/A
Lord Abbett VC International (10/1/99) 	N/A	N/A	N/A

No returns are shown for the Lord Abbett VC Mid-Cap
Value or Lord Abbett VC International since funds had not been in existence for more than 12 months at 12/31/99.<1R>

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Midland accepts Premiums which are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue
Code. Except as required by federal law in calculating the basis of the Contract, the Company does not differentiate between Section 1035 Premiums and non-Section 1035 Premiums.

We also accept "rollovers" from Contracts qualifying as individual retirement annuities or accounts
(IRAs), or any other qualified contract which is eligible to "rollover" into an IRA (except 403(b) contracts). The Company differentiates between nonqualified Contracts and IRAs to the extent necessary to comply with federal tax laws.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any Nonqualified Contract to provide that (a) if any Owner dies on or after the Annuity
Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and
(b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed (1) within five years after the date of that Owner's death, or (2) as Annuity payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's
"Designated Beneficiary" or over a period not extending beyond the life expectancy of that Beneficiary. The Owner's "Designated Beneficiary" is the person to whom ownership of the Contract passes by reason of death and must be a natural person.
However, if the Owner's Designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new
Owner.

The Nonqualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

DISTRIBUTION OF THE CONTRACT

Walnut Street Securities (WSS), the principal underwriter of the Contract, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The address for WSS is as follows: Walnut Street Securities, 670 Mason Ridge
Center, Suite 300, St. Louis, MO 63141-8557.
The Contracts are offered to the public through brokers, licensed under the federal securities laws and state insurance laws, that have entered into agreements with WSS. The offering of the Contracts is continuous and WSS does not anticipate discontinuing the offering of the Contracts.

However, WSS does reserve the right to discontinue the offering of the Contracts

   . Beginning January
1, 1998<1R> Midland will pay an underwriting commission to WSS equal to

   0.1625% 0.09688%<1R>
of all Variable Annuity II premiums.



   Prior to June 1, 1996 Midland paid underwriting commissions to North American Management (NAM) since
NAM was the principal underwriter of Midland's
Variable Annuity contracts during this time.<1R> The following table shows the aggregate dollar amount of underwriting commissions paid to NAM during the last three years.

   Such underwriting commissions are
not paid to WSS.<1R>

	        	Underwriting
      	Year	Commissions


   1996	$9,593.61<1R>
         1997           0
         1998

   0 $2,857,416
1999 $4,074,697<1R>
2000
SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland. The assets are kept physically segregated and held separate and apart from our general account assets. Records are maintained of all Premiums and redemptions of Fund shares held by each of the Investment Divisions.

STATE REGULATION

Midland is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate
Account will be maintained by Midland. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to Owners semi-annually at their last known address of record.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate
Account is a party or to which the assets of the Separate Account are subject that are material to the Contracts. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate
Account.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the Contracts has been provided by Sutherland, Asbill & Brennan LLP, of Washington,
D.C.

EXPERTS

The financial statements of Midland National Life
Separate Account C and Midland National Life
Insurance Company included in this Statement of Additional Information and Registration Statement have been audited by PricewaterhouseCoopers LLP, independent auditors, for the periods indicated in their report thereon which appears elsewhere herein and in the Registration Statement. The financial statements and schedules audited by
PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:

PricewaterhouseCoopers LLP
IBM Park Building, Suite 1300
650 Third Avenue S.
Minneapolis, MN  55402-4333

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional
Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange
Commission.


FINANCIAL STATEMENTS

The financial statements of Midland National Life
Insurance Company should be considered only as bearing on the ability of Midland to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of Separate Account C.


VAIISAI00.txt

Report of Independent Accountants

The Board of Directors and Stockholder

Midland National Life Insurance Company:
In our opinion, the accompanying statement of assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Midland National Life Insurance Company Separate Account C (comprising, respectively, the portfolios of the Variable Insurance Products Fund, the Variable Insurance Products Fund II, the Variable Insurance Products Fund III, the American Century Variable Portfolios, Inc., the Massachusetts Financial Services, and the Lord, Abbett & Company) at December 31, 1999, and the related statements of operations and changes in net assets for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of Midland National Life Insurance Company's management;
our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.





March 31, 2000

Midland National Life Insurance Company
Separate Account C


Statement of Assets
at December 31, 1999
                                                              Value
                                                               Per
              ASSETS                              Shares      Share
Investments at net asset value:
 Variable Insurance Products Fund:
  Money Market Portfolio (cost $15,789,032)     15,789,032      1.00  $15,789,032
  High Income Portfolio (cost $7,361,713)          626,056     11.31       7,080,699
  Equity-Income Portfolio (cost $27,513,441)     1,178,923     25.71      30,310,122
  Growth Portfolio (cost $34,930,997)              895,947     54.93      49,214,344
  Overseas Portfolio (cost $4,488,362)             231,713     27.44       6,358,194

Variable Insurance Products Fund II:
  Asset Manager Portfolio (cost $10,112,350)       604,399     18.67      11,284,126
  Investment Grade Bond Portfolio (cost $5,501,125)442,692     12.16       5,383,130
  Index 500 Portfolio (cost $34,918,785)           259,376    167.41      43,422,060
  Contrafund Portfolio (cost $16,955,708)          756,195     29.15      22,043,087
  Asset Manager: Growth Portfolio (cost $5,873,758)369,997     18.38       6,800,541

Variable Insurance Products Fund III:
  Balanced Portfolio (cost $3,536,797)             228,132     16.00       3,650,118
  Growth & Income Portfolio (cost $8,176,504)      524,186     17.30       9,068,414
  Growth Opportunities Portfolio (cost $7,188,767) 334,511     23.15       7,743,927

American Century Variable Portfolios, Inc.:
  Balanced Portfolio (cost $847,585)               110,555      7.79         861,226
  Capital Appreciation Portfolio (cost $636,019)    67,935     14.84       1,008,162
  International Portfolio (cost $1,803,295)        227,803     12.50       2,847,535
  Value Portfolio (cost $1,864,455)                292,233      5.95       1,738,787
  Income & Growth Portfolio (cost $1,057,602)      146,601      8.00       1,172,804

Massachusetts Financial Services:

VIT Emerging Growth Series (cost $2,461,387)        97,355     37.94       3,693,666
VIT Growth with Income Series (cost $646,302)       31,666     21.31         674,806
VIT New Discovery Series (cost $388,858)            29,179     17.27         503,926
VIT Research Series (cost $1,317,527)               66,040     23.34       1,541,364

Lord, Abbett & Company:
  VC Growth & Income Portfolio (cost $1,080,958)    48,317     22.16       1,070,711
  VC Mid-Cap Value Portfolio ($28,190)               2,978      9.82          29,249
  VC International  Portfolio ($9,629)                 888     11.86          10,528

Total investments (cost $194,489,146)                                    233,300,558



Midland National Life Insurance Company
Separate Account C

Statement of Assets, Continued
at December 31, 1999


                                                               Value
                                                                Per
              NET ASSETS                          Units         Unit
Net assets represented by:
 Variable Insurance Products Fund:
  Money Market Portfolio                         1,259,530      12.54     $15,789,032
  High Income Portfolio                            457,402      15.48       7,080,699
  Equity-Income Portfolio                        1,292,017      23.46      30,310,122
  Growth Portfolio                               1,444,405      34.07      49,214,344
  Overseas Portfolio                               293,703      21.65       6,358,194

Variable Insurance Products Fund II:
  Asset Manager Portfolio                          603,487      18.70      11,284,126
  Investment Grade Bond Portfolio                  426,095      12.63       5,383,130
  Index 500 Portfolio                            1,332,497      32.59      43,422,060
  Contrafund Portfolio                             809,424      27.23      22,043,087
  Asset Manager: Growth Portfolio                  308,652      22.03       6,800,541

Variable Insurance Products Fund III:
  Balanced Portfolio                               266,510      13.70       3,650,118
  Growth & Income Portfolio                        533,307      17.00       9,068,414
  Growth Opportunities Portfolio                   499,339      15.51       7,743,927

American Century Variable Portfolios, Inc.:
  Balanced Portfolio                                60,982      14.12         861,226
  Capital Appreciation Portfolio                    56,765      17.76       1,008,162
  International Portfolio                          137,562      20.70       2,847,535
  Value Portfolio                                  140,385      12.39       1,738,787
  Income & Growth Portfolio                         84,497      13.88       1,172,804

Massachusetts Financial Services:
  VIT Emerging Growth Series                       168,739      21.89       3,693,666
  VIT Growth with Income Series                     55,568      12.14         674,806
  VIT New Discovery Series                          22,847      22.06         503,926
  VIT Research Series                              106,941      14.41       1,541,364

Lord, Abbett & Company:
  VC Growth & Income Portfolio                      81,150      13.19       1,070,711
  VC Mid-Cap Value Portfolio                         2,846      10.28          29,249
  VC International Portfolio                           818      12.87          10,528

Net assets                                                               $233,300,558




Midland National Life Insurance Company
Separate Account C


Statements of Operations and Changes in Net Assets
For the years ended December 31, 1999, 1998 and 1997

                                               Combined

                                              1999          1998               1997

Investment income:
  Dividend income                           $2,978,989   $1,855,034         $1,222,960
  Capital gains distributions                6,033,384    5,675,705          2,351,461

                                             9,012,373    7,530,739          3,574,421

Expenses:
  Administrative expense                       280,390      168,950             99,060
  Mortality and expense risk                 2,510,395    1,520,704            884,316

Net investment income                        6,221,588    5,841,085          2,591,045

Realized and unrealized gains (losses) on investments:
Net realized gains (losses) on investments   7,020,695    4,099,295          2,325,825
Net unrealized appreciation (depreciation) on
          Investments                       17,547,652    9,895,409          6,604,328

Net realized and unrealized gains (losses) on
          Investments                       24,568,347   13,994,704          8,930,153

Net increase (decrease) in net assets resulting
          from operations                  $30,789,935  $19,835,789        $11,521,198

Net assets at beginning of year           $150,730,459  $84,882,243        $47,905,622

Net increase (decrease) in net assets resulting from
          Operations                        30,789,935   19,835,789         11,521,198

Capital shares transactions:
Net premiums                                63,727,881   57,035,498         29,710,164
Transfers of policy loans                     (184,136)    (239,919)            64,214
Transfers of surrenders                     (8,871,246)  (9,129,836)        3,059,123)
Transfers of death benefits                   (401,144)    (153,431)          (69,204)
Transfers of other terminations             (3,461,010)  (1,499,885)        1,190,628)
Interfund and net transfers to general account 969,819        -                  -

Net increase in net assets from capital share
          Transactions                      51,780,164   46,012,427         25,455,423

Total increase in net assets                82,570,099   65,848,216         36,976,621

Net assets at end of year                 $233,300,558 $150,730,459        $84,882,243





Variable Insurance Products Fund
             Money Market Portfolio                      High Income Portfolio

     1999          1998            1997               1999          1998            1997

$    703,466     $436,463        $300,220           $613,686      $345,800        $222,895
                                                      22,941       219,727          27,549

     703,466      436,463         300,220            636,627       565,527         250,444

      20,870       12,375           8,443             10,492         8,514           5,683
     181,649      107,724          74,591             94,482        76,520          51,637

     500,947      316,364          217,186           531,653       480,493         193,124

                                                    (228,826)       32,833         120,453


                                                     128,297      (873,410)        238,019

                                                    (100,529)     (840,577)        358,472

     $500,947     $316,364        $217,186           $431,124    $(360,084)       $551,596

$  12,473,870   $6,219,257      $5,037,632         $6,437,316   $4,692,229      $2,941,240

     500,947       316,364         217,186            431,124     (360,084)        551,596

    8,660,228   11,300,710       4,354,516          1,391,786    2,769,358       1,505,730
     (62,973)        1,026           3,183              1,451       (1,161)          8,735
  (1,196,313)   (2,868,366)       (720,053)         (303,839)     (728,562)      (193,053)
     (19,647)                                        (34,218)                      (9,075)
    (583,055)     (187,199)      (192,221)          (145,565)      (91,242)       (54,516)
  (3,984,025)   (2,307,922)    (2,480,986)          (697,356)      156,778        (58,428)

   2,814,215     5,938,249        964,439            212,259     2,105,171       1,199,393

   3,315,162     6,254,613      1,181,625            643,383     1,745,087       1,750,989

$15,789,032    $12,473,870     $6,219,257         $7,080,699    $6,437,316      $4,692,229




Midland National Life Insurance Company
Separate Account C


Statements of Operations and Changes in Net Assets, Continued
For the years ended December 31, 1999, 1998 and 1997




                                               Variable Insurance Products Fund
                                                    Equity-Income Portfolio
                                             1999             1998                1997
Investment income:
  Dividend income                                 $407,328    $272,867            $205,546
  Capital gains distributions                      900,409     971,085           1,033,441

                                                 1,307,737    1,243,952          1,238,987

Expenses:
  Administrative expense                            44,566       34,579             22,633
  Mortality and expense risk                       400,671      312,129            196,772

  Net investment income (loss)                     862,500      897,244          1,019,582

Realized and unrealized gains (losses) on investments:
  Net realized gains (losses) on investments     1,303,519      820,340            544,429

Net unrealized appreciation (depreciation) on
               Investments                        (935,246)     462,810          1,828,524

Net realized and unrealized gains (losses) on
               Investments                          368,273    1,283,150         2,372,953

Net increase (decrease) in net assets resulting
               from operations                   $1,230,773   $2,180,394        $3,392,535

Net assets at beginning of year                 $27,130,618  $18,903,655       $11,202,976

Net increase (decrease) in net assets resulting from
               Operations                         1,230,773    2,180,394         3,392,535

Capital shares transactions:
  Net premiums                                     5,363,478     7,033,996       4,729,107
  Transfers of policy loans                          (42,001)       (7,815)         18,935
  Transfers of surrenders                         (1,660,446)     (998,478)      (494,451)
  Transfers of death benefits                        (62,841)      (56,152)        (1,512)
  Transfers of other terminations                   (520,582)     (250,351)      (268,311)
  Interfund and net transfers to general account  (1,128,877)      325,369         324,376

Net increase in net assets from capital share
               Transactions                        1,948,731     6,046,569       4,308,144

Total increase in net assets                       3,179,504     8,226,963       7,700,679

Net assets at end of year                        $30,310,122   $27,130,618     $18,903,655




                            Variable Insurance Products Fund
      Growth Portfolio                                       Overseas Portfolio

     1999              1998          1997          1999         1998            1997

$    49,711       $    86,915   $    75,678   $    70,311   $    89,108    $    65,176
  3,125,561         2,273,513       338,750       113,405       262,634        258,730

  3,175,272         2,360,428       414,428       183,716       351,742        323,906

     53,575            31,608        20,920         7,244         7,131          6,503
    479,144           287,311       200,814        66,149        65,879         65,711

  2,642,553         2,041,509       192,694       110,323       278,732        251,692

  1,959,438           669,341       691,123       170,861       251,364         98,094

  7,168,644         4,319,239     1,712,204     1,512,914       (54,181)         2,092

  9,128,082         4,988,580     2,403,327     1,683,775       197,183        100,186

$11,770,635        $7,030,089    $2,596,021    $1,794,098      $475,915       $351,878

$27,707,561       $16,774,778   $10,524,695    $4,635,216    $4,666,058     $3,551,260

 11,770,635         7,030,089     2,596,021     1,794,098       475,915        351,878

 10,039,894         5,293,591     4,634,527       464,119       565,888        949,784
    (19,963)          (27,860)        4,007          (162)         (268)         2,943
 (2,070,908)       (1,012,070)     (676,615)     (257,078)     (601,662)      (176,955)
    (34,780)          (49,021)       (1,076)      (11,917)      (20,400)        (8,437)
   (508,824)         (181,637)     (177,990)      (87,796)      (73,320)       (46,889)
  2,330,729          (120,309)     (128,791)     (178,286)     (376,995)        42,474

  9,736,148         3,902,694     3,654,062       (71,120)     (506,757)       762,920

 21,506,783        10,932,783     6,250,083     1,722,978       (30,842)     1,114,798

$49,214,344       $27,707,561   $16,774,778    $6,358,194    $4,635,216     $4,666,058




Midland National Life Insurance Company
Separate Account C


Statements of Operations and Changes in Net Assets, Continued
For the years ended December 31, 1999, 1998 and 1997



                                           Variable Insurance Products Fund II
                                                 Asset Manager Portfolio
                                                    1999       1998             1997

Investment income:
  Dividend income                              $   328,912  $ 255,496      $   200,876
  Capital gains distributions                      416,622    766,487          503,893

                                                   745,534  1,021,983          704,769

Expenses:
  Administrative expense                            15,747     13,340           10,160
  Mortality and expense risk                       140,910    119,898           92,524

Net investment income (loss)                       588,877    888,745          602,085

Realized and unrealized gains (losses) on investments:
 Net realized gains (losses) on investments        290,650    276,757          134,752
 Net unrealized appreciation (depreciation) on
                  Investments                       77,798    (37,623)         410,196

 Net realized and unrealized gains (losses) on
                  Investments                      368,448    239,134          544,948

Net increase (decrease) in net assets resulting
               from operations                    $957,325 $1,127,879       $1,147,033

Net assets at beginning of year                 $9,994,590 $8,036,950       $5,664,702

Net increase (decrease) in net assets resulting from
               Operations                          957,325  1,127,879        1,147,033

Capital shares transactions:
  Net premiums                                   1,652,160  1,647,691        1,501,724
  Transfers of policy loans                          4,995        781           13,379
  Transfers of surrenders                         (667,529)  (700,495)        (313,519)
  Transfers of death benefits                      (87,135)                    (19,872)
  Transfers of other terminations                 (149,818)  (163,587)        (136,227)
  Interfund and net transfers to general account  (420,462)    45,371          179,730

  Net increase in net assets from capital share
                 Transactions                      332,211    829,761        1,225,215

Total increase in net assets                     1,289,536  1,957,640        2,372,248

Net assets at end of year                      $11,284,126 $9,994,590       $8,036,950





Variable Insurance Products Fund II
Investment Grade Bond Portfolio                          Index 500 Portfolio

  1999            1998                1997        1999           1998           1997

$  189,896     $   79,445         $   70,099  $   244,796    $   137,495    $   53,290
    59,575          9,426                         166,112        318,462       108,132

   249,471         88,871             70,099      410,908        455,957       161,422

     8,037          3,933              2,034       49,038         24,798        11,229
    71,016         34,906             19,012      440,306        223,789        81,297

   170,418         50,032             49,053      (78,436)       207,370        68,896

    (5,194)        42,970              9,788    1,804,895      1,233,566       513,374

  (299,351)        95,639             42,600    4,144,885      2,634,811     1,209,776

  (304,545)       138,609             52,388    5,949,780      3,868,377     1,723,150

$ (134,127)      $188,641           $101,441   $5,871,344     $4,075,747    $1,792,046

$4,451,512     $1,641,646         $1,096,280  $23,878,794    $10,788,748    $4,253,767

  (134,127)       188,641            101,441    5,871,344      4,075,747     1,792,046

 2,156,896      2,609,124            612,100   12,979,359      9,690,307     4,538,389
     2,656        (11,442)             1,539      (18,661)       (54,944)        3,990
  (345,265)      (116,906)           (62,059)  (1,072,745)    (1,003,115)     (231,487)
   (43,057)                                       (28,360)       (27,858)      (19,852)
   (63,101)       (56,620)           (37,391)    (560,725)      (180,785)     (150,241)
  (642,384)       197,069            (70,264)   2,373,054        590,694       602,136

 1,065,745      2,621,225            443,925   13,671,922      9,014,299     4,742,935

   931,618      2,809,866            545,366   19,543,266     13,090,046     6,534,981

$5,383,130     $4,451,512         $1,641,646  $43,422,060    $23,878,794   $10,788,748




Midland National Life Insurance Company
Separate Account C


Statements of Operations and Changes in Net Assets, Continued
For the years ended December 31, 1999, 1998 and 1997




                                               Variable Insurance Products Fund II
                                                        Contrafund Portfolio

                                                  1999        1998            1997
Investment income:
  Dividend income                           $    65,432  $    51,154    $   25,593
  Capital gains distributions                   479,834      376,347        67,639

                                                545,266      427,501        93,232

Expenses:
  Administrative expense                         24,746       14,264         7,064
  Mortality and expense risk                    223,508      129,425        63,428

Net investment income (loss)                    297,012      283,812        22,740

Realized and unrealized gains (losses) on investments:
  Net realized gains (losses) on investments  1,018,462      498,083       139,059
  Net unrealized appreciation (depreciation) on
                  Investments                 2,333,521    1,742,246       730,282

  Net realized and unrealized gains (losses) on
                  Investments                 3,351,983    2,240,329       869,341

Net increase (decrease) in net assets resulting
                  from operations            $3,648,995   $2,524,141      $892,081

Net assets at beginning of year             $12,944,327   $6,895,729    $2,659,591

Net increase (decrease) in net assets resulting from
                  Operations                  3,648,995    2,524,141       892,081

Capital shares transactions:
  Net premiums                                5,594,931    4,060,420     2,954,381
  Transfers of policy loans                      (2,141)     (27,929)        4,276
  Transfers of surrenders                      (669,452)    (493,218)     (156,257)
  Transfers of death benefits                   (35,458)                    (9,380)
  Transfers of other terminations              (321,907)    (152,896)      (70,573)
  Interfund and net transfers to general account883,792      138,080       621,610

Net increase in net assets from capital share
                    Transactions              5,449,765    3,524,457     3,344,057

Total increase in net assets                  9,098,760    6,048,598     4,236,138

Net assets at end of year                   $22,043,087  $12,944,327    $6,895,729





Variable Insurance Products II                 Variable Insurance Products Fund III
Asset Manager: Growth Portfolio                      Balanced Portfolio

1999            1998          1997            1999          1998          1997

$  121,753  $   64,271  $                    $   48,703    $    12,482   $
   201,931     300,563       1,669               56,601         19,070

   323,684     364,834       1,669              105,304         31,552

     8,823       5,833       2,962                4,455          1,490           167
    80,280      53,144      26,529               39,406         13,014         1,395

   234,581     305,857     (27,822)              61,443         17,048        (1,562)

   201,802     121,005      48,017               48,144         10,601         3,054

   347,897     169,827     363,630              (30,812)       132,761        11,372

   549,699     290,832     411,647               17,332        143,362        14,426

$  784,280  $  596,689    $383,825           $   78,775       $160,410       $12,864

$4,947,729  $2,956,656    $973,479           $1,941,731       $454,728       $

   784,280     596,689     383,825               78,775        160,410        12,864

 1,259,896   1,483,303   1,266,684            1,659,319      1,271,252       332,310
   (10,248)    (23,118)      3,227               (8,898)       (17,484)
  (133,855)   (186,830)    (24,842)             (48,002)       (43,612)          (11)
   (10,660)                                      (8,586)
  (158,543)    (84,533)    (35,261)             (46,830)       (13,646)       (4,077)
   121,942     205,562     389,544               82,609        130,083       113,642

 1,068,532   1,394,384   1,599,352            1,629,612      1,326,593       441,864

 1,852,812   1,991,073   1,983,177            1,708,387      1,487,003       454,728

$6,800,541  $4,947,729  $2,956,656           $3,650,118     $1,941,731      $454,728




                         Variable Insurance Products Fund III
                              Growth & Income Portfolio
           1999                   1998                      1997

      $   31,870             $                         $    3,587
          63,740                  4,138                    11,658

          95,610                  4,138                    15,245

          10,667                  3,381                       293
          94,947                 29,192                     2,465

         (10,004)               (28,435)                   12,487

         247,612                 65,638                     8,345

         258,233                618,738                    14,939

         505,845                684,376                    23,284

      $  495,841             $  655,941                 $  35,771
      $4,759,121             $  678,443                 $

         495,841                655,941                    35,771

       3,780,951              3,298,663                   583,629
         (11,750)               (37,622)
         (73,729)               (70,135)                   (7,194)
          (8,978)
         (91,071)               (15,091)
         218,029                248,922                    66,237

       3,813,452              3,424,737                   642,672

       4,309,293              4,080,678                   678,443

      $9,068,414             $4,759,121                  $678,443




Midland National Life Insurance Company
Separate Account C


Statements of Operations and Changes in Net Assets, Continued for the years ended December 31, 1999, 1998 and 1997



                                                        Variable Insurance Products Fund III
                                                            Growth Opportunities Portfolio
                                                       1999            1998           1997

Investment income:
  Dividend income                                   $    51,200    $    12,462   $
  Capital gains distributions                            95,722         43,319

                                                        146,922         55,781
Expenses:
  Administrative expense                                  9,771           3,873          360
  Mortality and expense risk                             88,230          34,020        3,026

  Net investment income (loss)                           48,921          17,888       (3,386)

Realized and unrealized gains (losses) on investments:
  Net realized gains (losses) on investments            171,585          72,022        8,933
  Net unrealized appreciation (depreciation) on
                   Investments                          (52,308)        570,415       37,052

  Net realized and unrealized gains (losses) on
                   Investments                          119,277         642,437       45,985

Net increase (decrease) in net assets resulting
                   from operations                   $  168,198      $  660,325    $  42,599

Net assets at beginning of year                      $4,835,642        $932,079    $

Net increase (decrease) in net assets resulting from
                   Operations                           168,198         660,325       42,599

Capital shares transactions:
  Net premiums                                        2,732,213       3,172,501      715,419
  Transfers of policy loans                              (4,443)        (11,920)
  Transfers of surrenders                              (109,451)       (135,082)        (631)
  Transfers of death benefits                            (8,941)
  Transfers of other terminations                      (108,830)        (27,043)     (16,931)
  Interfund and net transfers to general account        239,539         244,782      191,623

Net increase in net assets from capital share
                 Transactions                         2,740,087       3,243,238      889,480

Total increase in net assets                          2,908,285       3,903,563      932,079

Net assets at end of year                            $7,743,927      $4,835,642     $932,079





                          American Century Variable Portfolios, Inc.
Balanced Portfolio            Capital Appreciation Portfolio         International Portfolio
1999        1998        1997    1999        1998        1997    1999        1998        1997
$ 11,995  $  3,481    $       $          $           $        $            $   2,742     $
  82,763    21,588                          9,181                             28,153

  94,758    25,069                          9,181                             30,895

   1,038       508        78        904       391         107      2,355       1,127      182
   9,231     4,456       646      8,144     3,513         900     20,974      10,022    1,510

  84,489    20,105      (724)    (9,048)    5,277      (1,007)   (23,329)     19,746   (1,692)

  (6,468)   (2,099)       73     (8,229)   (9,962)      5,583     25,436       4,464       30
 (13,667)   25,457     1,852    367,555    19,781     (15,193)   992,347      56,812   (4,918)

 (20,135)   23,358     1,925    359,326     9,819      (9,610)  1,017,783     61,276   (4,888)

$ 64,354  $ 43,463  $  1,201   $350,278  $ 15,096   $ (10,617) $  994,454  $  81,022 $ (6,580)

$588,604  $154,125             $473,579  $157,393              $1,170,066  $ 382,210  $

  64,354    43,463     1,201    350,278    15,096     (10,617)    994,454     81,022   (6,580)

 242,591   332,426   126,660    114,291   269,862     246,807     536,161    705,423  334,703
  (2,014)   (4,834)                 181      (766)                   (660)      (645)
 (26,643)   (9,952)     (104)   (14,429)  (20,297)        (31)    (13,742)   (52,917)    (174)

  (8,212)   (7,035)             (11,005)     (192)                (13,635)    (2,178)
   2,546    80,411    26,368     95,267    52,483     (78,766)    174,891     57,151   54,261

 208,268   391,016   152,924    184,305   301,090     168,010     683,015    706,834  388,790

 272,622   434,479   154,125    534,583   316,186     157,393   1,677,469    787,856  382,210

$861,226  $588,604  $154,125 $1,008,162  $473,579    $157,393  $2,847,535 $1,170,066 $382,210




Midland National Life Insurance Company
Separate Account C


Statements of Operations and Changes in Net Assets, Continued for the years ended December 31, 1999, 1998 and 1997



                                                  American Century Variable Portfolios, Inc.
                                                                             Income & Growth
                                                   Value Portfolio               Portfolio
                                                 1999       1998      1997      1999      1998

Investment income:
  Dividend income                           $   17,599 $    4,356 $        $       73 $    497
  Capital gains distributions                  166,732     52,012

                                               184,331     56,368                  73      497

Expenses:
  Administrative expense                         2,697      1,733      242        990       21
  Mortality and expense risk                    24,804     15,151    2,059      8,637      178

  Net investment income (loss)                 156,830     39,484   (2,301)    (9,554)     298

Realized and unrealized gains (losses) on investments:
  Net realized gains on investments            (75,400)    12,052      718     16,206       31
  Net unrealized appreciation (depreciation) on
                       Investments            (136,115)   (11,455)  21,901    106,838    8,364

Net realized and unrealized gains (losses) on
                       Investments            (211,515)       597   22,619    123,044    8,395

Net increase (decrease) in net assets resulting
                       from operations       $ (54,685)  $ 40,081  $20,318   $113,490   $8,693

Net assets at beginning of year              1,791,579 $  547,559  $         $145,186   $

Net increase (decrease) in net assets resulting from
                       Operations              (54,685)    40,081   20,318    113,490    8,693

Capital shares transactions:
  Net premiums                                 294,033  1,133,687  323,694    716,429  133,891
  Transfers of policy loans                     (1,318)   (13,918)             (5,394)
  Transfers of surrenders                      (82,358)   (87,563)  (1,687)   (21,890)
  Transfers of death benefits                   (6,566)
  Transfers of other terminations              (41,902)   (12,235)            (13,912)
Interfund and net transfers to general account(159,996)   183,968  205,234    238,895   2,602

Net increase in net assets from capital share
                      Transactions               1,893  1,203,939  527,241    914,128 136,493

Total increase in net assets                   (52,792) 1,244,020  547,559  1,027,618 145,186

Net assets at end of year                   $1,738,787 $1,791,579 $547,559 $1,172,804 $145,186






                                   Massachusetts Financial Services
  VIT Emerging Growth        VIT Growth with Income         VIT New             VIT
       Series                     Series                Discovery Series    Research Series
1999         1998         1999         1998         1999         1998         1999        1998

$        $            $    733       $          $  7,690     $          $    657      $
                           879                                             3,473

                         1,612                     7,690                   4,130

   1,828        11         498              3        141                   1,082           11
  15,743        92       4,365             29      1,201                   9,349           91

 (17,571)     (103)     (3,251)           (32)     6,348                  (6,301)        (102)

  48,155        54       1,688            100      8,132                  14,984           13

1,221,538   10,742      26,979          1,525    114,984           84    217,509        6,328

1,269,693   10,796      28,667          1,625    123,116           84    232,493        6,341

$1,252,122 $10,693     $25,416         $1,593   $129,464        $  84   $226,192       $6,239

$  126,969 $           $29,309         $        $  1,095        $       $115,273       $

 1,252,122  10,693      25,416          1,593    129,464           84    226,192       6,239

 1,589,235 115,681     542,188         22,610    242,984        1,011  1,005,242      75,777
    (2,873)                                                                   80
   (57,677)             (5,023)          (110)                           (32,384)

    (9,778)   (295)     (4,824)                                           (6,024)
   795,668     890      87,740          5,216   130,383                  232,985     33,257

 2,314,575 116,276     620,081         27,716   373,367         1,011  1,199,899    109,034

 3,566,697 126,969     645,497         29,309   502,831         1,095  1,426,091    115,273
$3,693,666$126,969    $674,806        $29,309  $503,926        $1,095 $1,541,364   $115,273





                                         Lord, Abbett & Company
            VC Growth & Income            VC Mid-Cap                 VC
                                            Value               International
               Portfolio                  Portfolio               Portfolio
        1999        1998                    1999                    1999

$   19,875        $                       $     137                $      23
    69,394                                                               833

    89,269                                      137                      856

       820                26                      4                        2
     7,201               221                     35                       13

    81,248              (247)                    98                      841

    13,240               122                      1                        2

    (6,745)           (3,501)                 1,058                      899

     6,495            (3,379)                 1,059                      901

$   87,743         $  (3,626)             $   1,157                $   1,742

$  150,772         $                      $                        $

    87,743            (3,626)                 1,157                    1,742

   697,288            48,326                 12,209

    (8,488)             (466)

    (5,071)

   148,467           106,538                 15,883                    8,786

   832,196           154,398                 28,092                    8,786

   919,939           150,772                 29,249                   10,528

$1,070,711          $150,772                $29,249                  $10,528











1.     Organization and Significant Accounting Policies:
Organization:

Midland National Life Separate Account C ("Separate Account"), a unit investment trust, is a segregated investment account of Midland National Life Insurance Company (the "Company") in accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account is used to fund variable annuity contracts of the Company. Walnut Street
Securities serves as the underwriter of the Separate Account.

Investments:

The Separate Account invests in specified portfolios of Variable Insurance Products Fund ("VIPF"), Variable Insurance Products Fund II ("VIPF II"), Variable Insurance Products Fund III ("VIPF III"), American Century
Variable Portfolios, Inc. ("ACVP"), Massachusetts Financial Services
("MFS"), and Lord, Abbett & Company ("LAC") (collectively "the Funds"), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants. The VIPF III Balanced, Growth & Income and Growth Opportunities Portfolios and the
ACVP Balanced, Capital Appreciation, International and Value portfolios were introduced in 1997. The ACVP Income & Growth portfolio, the MFS
Emerging Growth, Growth with Income, New Discovery and Research portfolios as well as the LAC's Growth & Income portfolio were each introduced in 1998. The LAC Mid-Cap Value and International portfolios were introduced in 1999. All other portfolios have been in existence for more than three years.

Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date. Dividends are automatically reinvested in shares of the Funds.

Investment income is recorded when earned. The first-in, first-out (FIFO) method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes:
The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.


1.     Organization and Significant Accounting Policies, continued:
Estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Merger:

Effective January 2, 1997, Investors Life Insurance Company of Nebraska ("Investors Life") was merged into the Company. Related to this merger all of the assets and liabilities of Investors Life were transferred to Midland including the assets of Investors Life's Separate Account D, which were merged into Midland's Separate Account C. The merger of the Separate
Account D assets into Midland's Separate Account C was possible as the variable annuity insurance contracts were identical in all material respects to the contracts issued by Separate Account C. This merger of separate account assets was structured so that there was no change in the rights and benefits of persons owning contracts with either separate accounts and no change in the net asset values held by the respective participants of either of the separate accounts.

2.     Expense Charges:
The Company is compensated for certain expenses as described below. The rates of each applicable charge is described in the Separate Account's prospectus.

 A contract administration fee is charged to cover the Company's recordkeeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

A mortality and expense risk fee is charged in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

An annual charge is deducted from the Separate Account value at the end of each contract year, upon full withdrawal or at maturity.

 A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.


3. Purchases and Sales of Investment Securities:


The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 1999, 1998, and 1997 were as follows:




                                       1999                1998                1997
       Portfolio    Purchases      Sales     Purchases     Sales      Purchases      Sales
Variable Insurance Products
           Fund:
  Money Market     69,653,533   $66,338,371  $58,682,698  $52,428,084 $27,625,059  $26,449,130
  High Income       2,537,416     1,793,505    4,668,527    2,082,862   2,232,925      843,780
  Equity-Income     8,132,130     5,320,898    9,980,544    3,036,731   7,242,522    1,928,035
  Growth           17,767,430     5,388,729    8,654,016    2,709,812   5,841,516    2,007,309
  Overseas          1,076,806     1,037,604    1,235,489    1,463,514   1,628,137      617,620

Variable Insurance Products
          Fund II:
  Asset Manager     3,087,413     2,166,324    3,260,450    1,541,944   2,698,162     877,678
  Investment Grade Bond 3,886,724 2,650,561    3,291,279      620,021     794,153     302,555
  Index 500        18,350,998     4,757,512   12,815,098    3,593,428   6,785,096   1,978,193
  Contrafund        8,593,440     2,846,664    5,501,476    1,693,206   3,996,318     632,611
  Asset Manager:  Growth 2,284,930  981,817    2,250,687      550,446   1,796,206     225,801

Variable Insurance Products
          Fund III:
  Balanced         2,421,633        730,578    1,566,172      222,531     496,055      55,752
  Growth & Income  5,141,454      1,338,006    3,879,201      482,899     762,183     107,025
  Growth Opportunities  4,116,879 1,327,871    4,046,506      785,381     974,459      88,365

American Century Variable
          Portfolios, Inc.:
  Balanced           505,555        212,798      484,206       73,085     152,934         733
  Capital Appreciation  255,575      80,317      341,579       35,214     285,178     118,174
  International      809,156        149,470      827,915      101,335     388,860       1,762
  Value              771,790        613,068    1,564,861      321,438     542,142      17,201
  Income & Growth  1,030,538        125,965      136,991          199

Massachusetts Financial
          Services:
  VIT Emerging Growth   2,522,488   225,483      116,572          398
  VIT Growth with Income  641,616    24,786       28,365          681
  VIT New Discovery       410,588    30,873        1,011
  VIT Research          1,805,962   612,363      109,033          101

Lord, Abbett & Company:
  VC Growth & Income    1,077,732    65,352
  VC Mid-Cap Value         28,229        40
  VC International          9,642        15      155,023          872

                     $156,919,657 $98,818,970 $123,597,699 $71,744,182 $64,241,905 $36,251,724



4. Summary of Changes from Unit Transactions:


Transactions in units for the years ended December 31, 1999, 1998, and 1997 were as follows:



                                       1999                1998                1997
       Portfolio    Purchases      Sales     Purchases     Sales      Purchases      Sales

Variable Insurance Products
        Fund:
  Money Market      5,592,166    5,364,567    4,894,728    4,397,734    2,382,178    2,297,883
  High Income         125,102      111,182      268,215      129,662      137,806       54,636
  Equity-Income       289,858      210,357      410,330      127,676      328,286       94,507
  Growth              515,407      173,021      299,160      114,792      325,656      108,991
  Overseas             51,631       58,904       58,771       94,783       93,231       38,350

Variable Insurance Products
         Fund II:
  Asset Manager      133,311       115,340      140,855       89,449      142,316       56,049
  Investment Grade Bond  284,337   202,030      253,553       45,832       62,875       24,519
  Index 500          606,518       144,754      510,263      137,304      339,992       99,007
  Contrafund         335,380       108,310      266,211       81,447      246,458       36,569
  Asset Manager: Growth  97,565     44,120      105,393       26,976      117,819       12,810

Variable Insurance Products
        Fund  III:
  Balanced          171,651         51,293      123,529       17,078       44,550        4,849
  Growth & Income   305,793         73,759      278,633       32,237       63,719        8,842
  Growth Opportunities  259,336     80,585      300,626       55,963       83,073        7,147

American Century Variable
        Portfolios, Inc.:
  Balanced           31,091         15,339       37,294        5,584       13,519
  Capital Appreciation  19,577       6,070       32,484        3,096       23,010        9,140
  International      55,264          9,133       63,698        7,241       34,978            5
  Value              45,654         46,751      120,733       23,917       46,055        1,389
  Income & Growth    81,543          9,219       12,173

Massachusetts Financial
         Services:
  VIT Emerging Growth  172,528      13,896       10,131           25
  VIT Growth with Income  54,764     1,735        2,598           59
  VIT New Discovery       24,005     1,244           85
  VIT Research           146,051    48,892        9,782

Lord, Abbett & Company:
  VC Growth & Income      86,058    18,960
  VC Mid-Cap Value         2,846
  VC International           818                 14,108           56



5. Net Assets:


Net assets at December 31, 1999, consisted of the following:




                                              Accumulated
                                             Net Investment          Net
                              Capital         Income and          Unrealized
                               Share         Net Realized        Appreciation
     Portfolio              Transactions        Gains            of Investments        Total
Variable Insurance Products Fund:
  Money Market             $14,417,966      $1,371,066          $                 $15,789,032
  High Income                6,042,067       1,319,646              (281,014)       7,080,699
  Equity-Income             21,496,007       6,017,433             2,796,682       30,310,122
  Growth                    26,164,994       8,766,002            14,283,348       49,214,344
  Overseas                   3,295,407       1,192,956             1,869,831        6,358,194

Variable Insurance Products Fund II:
  Asset Manager              7,075,807       3,036,542             1,171,777       11,284,126
  Investment Grade Bond      5,143,471         357,654              (117,995)       5,383,130
  Index 500                 31,021,816       3,896,968             8,503,276       43,422,060
  Contrafund                14,670,131       2,285,577             5,087,379       22,043,087
  Asset Manager: Growth      4,942,848         930,910               926,783        6,800,541

Variable Insurance Products Fund III:
  Balanced                   3,398,070         138,728               113,320        3,650,118
  Growth & Income            7,880,860         295,643               891,911        9,068,414
  Growth Opportunities       6,872,805         315,963               555,159        7,743,927

American Century Variable
       Portfolios, Inc.:
  Balanced                     752,209          95,376                13,641          861,226
  Capital Appreciation         653,406         (17,386)              372,142        1,008,162
  International              1,778,639          24,655             1,044,241        2,847,535
  Value                      1,733,074         131,383              (125,670)       1,738,787
  Income & Growth            1,050,621           6,981               115,202        1,172,804

Massachusetts Financial Services:
  VIT Emerging Growth        2,430,851          30,535             1,232,280        3,693,666
  VIT Growth with Income       647,797          (1,495)               28,504          674,806
  VIT New Discovery            374,378          14,480               115,068          503,926
  VIT Research               1,308,933           8,594               223,837        1,541,364

Lord, Abbett & Company:
  VC Growth & Income           986,594          94,365               (10,248)       1,070,711
  VC Mid-Cap Value              28,092              99                 1,058           29,249
  VC International               8,786             843                   899           10,528
                          $164,175,629     $30,313,518           $38,811,411     $233,300,558



The accompanying notes are an integral part of the financial statements.



The accompanying notes are an integral part of the financial statements.



The accompanying notes are an integral part of the financial statements.



The accompanying notes are an integral part of the financial statements.



The accompanying notes are an integral part of the financial statements.



The accompanying notes are an integral part of the financial statements.



MNLSAC99.txt

Report of Independent Accountants

The Board of Directors and Stockholder
Midland National Life Insurance Company:
In our opinion, the accompanying balance sheets and the related statements of income, stockholder's equity, and cash flows present fairly, in all material respects, the financial position of Midland National Life Insurance Company (the "Company") at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




March 10, 2000

Midland National Life Insurance Company

Balance Sheets
at December 31, 1999 and 1998
(Amounts in thousands, except share and per share amounts)

                             ASSETS                             1999                 1998
Investments:
  Fixed maturities                                           $2,097,305          $2,281,730
  Equity securities                                             364,462             327,309
  Policy loans                                                  217,012             213,267
  Short-term investments                                        102,829             280,943
  Other invested assets                                          65,011              37,076

   Total investments                                          2,846,619           3,140,325

Cash                                                              2,105                 754
Accrued investment income                                        40,683              38,555
Deferred policy acquisition costs                               493,914             417,164
Present value of future profits of acquired businesses           23,473              31,162
Federal income taxes receivable                                  30,415
Other receivables and other assets                               34,683              14,407
Separate accounts assets                                        394,266             249,145

   Total assets                                              $3,866,158          $3,891,512



      LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
  Policyholder account balances                              $2,280,369          $2,307,893
  Policy benefit reserves                                       431,266             419,615
  Policy claims and benefits payable                             31,698              30,393
  Federal income taxes payable                                                       20,566
  Other liabilities                                             100,139             100,867
  Security lending liability                                                         50,500
  Separate account liabilities                                  394,266             249,145

   Total liabilities                                          3,237,738           3,178,979




Commitments and contingencies

Stockholder's equity:
  Common stock, $1 par value, 2,549,439 shares authorized,
        2,548,878 shares outstanding                              2,549                2,549
  Additional paid-in capital                                     33,707               33,707
  Accumulated other comprehensive (loss) income                 (51,130)              26,826
  Retained earnings                                             643,294              649,629
  Less treasury stock (561 shares), at cost                                             (178)

   Total stockholder's equity                                   628,420              712,533

   Total liabilities and stockholder's equity                $3,866,158           $3,891,512

Midland National Life Insurance Company




Statements of Income
for the years ended December 31, 1999, 1998, and 1997
(Amounts in thousands)

                                                   1999        1998        1997

Revenues:
  Premiums                                     $   98,169     $94,495   $98,668
  Interest sensitive life and investment product charges
                                                  159,927     159,115   157,423
  Net investment income                           225,642     224,939   188,650
  Net realized investment (losses) gains           (9,751)    (6,489)     3,561
  Net unrealized (losses) gains on trading securities
                                                  (16,124)     2,847       (641)
  Other income                                      4,691      3,157      2,565

   Total revenue                                  462,554    478,064    450,226

Benefits and expenses:
  Benefits incurred                               139,943    137,313    146,227
  Interest credited to policyholder account balances
                                                  127,786    133,529    111,333

   Total benefits                                 267,729    270,842    257,560

Operating expenses (net of commissions and other expenses
   deferred)                                       46,283    47,549      44,130
Amortization of deferred policy acquisition costs and present
   value of future profits of acquired businesses  65,695    66,189      56,954

   Total benefits and expenses                    379,707   384,580     358,644

Income before income taxes                         82,847    93,484      91,582

Income tax expense                                 29,004    32,618      33,053

   Net income                                     $53,843   $60,866     $58,529






Midland National Life Insurance Company
Statements of Stockholder's Equity
for the years ended December 31, 1999, 1998, and 1997
(Amounts in thousands)

                                                Accumulated
                  Additional                      Other                   Less        Total
          Common   Paid-in       Comprehensive  Comprehensive  Retained Treasury Stockholder's
          Stock   Capital        Income (Loss)  Income (Loss)  Earnings   Stock       Equity

Balance at December 31, 1996
        $2,549   $33,707                         $18,825       $570,234 $625,315
Comprehensive income:
  Net income                      $58,529                        58,529   58,529
Other comprehensive income:
Net unrealized gain on available-for-sale investments
                                   12,013         12,013                  12,013

Total comprehensive income        $70,542

Dividends paid on common stock                                  (25,000)              (25,000)

Balance at December 31, 1997
        2,549    33,707                            30,838       603,763               670,857

Comprehensive income:
  Net income                       60,866                        60,866                60,866




  Other comprehensive income:

Net unrealized loss on available-for-sale investments
                                   (4,012)         (4,012)                             (4,012)
  Total comprehensive income      $56,854

Dividends paid on common stock                                  (15,000)              (15,000)
Repurchase of minority interest shares                                        $(178)     (178)

Balance at December 31, 1998
        2,549    33,707                            26,826       649,629        (178)   712,533

Comprehensive (loss):
  Net income                        53,843                       53,843                 53,843

Other comprehensive (loss):
  Net unrealized loss on available-for-sale investments
                                   (77,956)       (77,956)                            (77,956)
  Total comprehensive (loss)      $(24,113)

Dividends paid on common stock                                  (60,000)              (60,000)
Retirement of treasury stock                                       (178)        178

Balance at December 31, 1999
       $2,549   $33,707                          $(51,130)     $643,294       $       $628,420




Midland National Life Insurance Company

Statements of Cash Flows
for the years ended December 31, 1999, 1998, and 1997
(Amounts in thousands)

                                                 1999                   1998            1997

Cash flows from operating activities:
  Net income                                  $  53,843            $   60,866      $   58,529
Adjustments to reconcile net income to net cash
  provided by operating activities:
 Amortization of deferred policy acquisition costs
  and present value of future profits of acquired
  business                                       65,695                66,189          56,954
Net amortization of premiums and discounts on
  Investments                                    (1,948)                4,325           2,699
Policy acquisition costs deferred               (66,199)              (54,611)        (50,363)
Net realized investment losses (gains)            9,751                 6,489          (3,561)
Net unrealized losses (gains) on trading securities
                                                 16,124                (2,847)            641
Net proceeds from (cost of) trading securities
                                                 15,011               (37,769)         99,850
Deferred income taxes                            (2,808)              (10,849)         (5,421)
Net interest credited and product charges on
  universal life and investment policies        (32,140)              (25,586)        (46,090)
Changes in other assets and liabilities:
  Net receivables and payables                  (28,682)               22,190         (13,946)
  Policy benefits                                13,555                 8,397          15,826
  Other                                            (646)                1,173             122

Net cash provided by operating activities        41,556                37,967         115,240

Cash flows from investing activities:
  Proceeds from investments sold, matured or repaid:
  Fixed maturities                              957,817             1,405,391       1,217,086
  Equity securities                             183,458               304,589         137,510
  Other invested assets                             535                 2,601             941
Cost of investments acquired:
  Fixed maturities                             (927,119)           (1,281,839)     (1,791,522)
  Equity securities                            (294,286)             (451,181)       (144,862)
  Other invested assets                         (28,498)              (10,346)        (11,702)
Net change in policy loans                       (3,745)              (11,138)         (9,995)
Net change in short-term investments            178,114               355,337           93,875
Net change in security lending                  (50,500)             (257,625)         308,125
Payment for purchase of insurance business, net of
   cash acquired                                                       (1,026)          23,939

  Net cash provided by (used in) investing activities
                                                 15,776                54,763        (176,605)




Midland National Life Insurance Company



Statements of Cash Flows, Continued
for the years ended December 31, 1999, 1998, and 1997
(Amounts in thousands)

                                                                 1999        1998       1997
Cash flows from financing activities:
Receipts from universal life and investment products           $355,962   $317,398   $280,164
Benefits paid on universal life and investment
products                                                       (351,943)  (396,580)  (194,993)
Dividends paid on common stock                                  (60,000)   (15,000)   (25,000)
Repurchase of minority interest shares                                        (178)

Net cash (used in) provided by financing activities             (55,981)   (94,360)    60,171

Increase (decrease) in cash                                       1,351     (1,630)    (1,194)

Cash at beginning of year                                           754      2,384      3,578

Cash at end of year                                            $  2,105   $    754   $  2,384

Supplemental disclosures of cash flow information:
Cash paid during the year for:
Interest                                                       $     96   $    119   $    143
Income taxes, paid to parent                                     36,976     45,980     42,749



Noncash operating, investing and financing activity:
Policy loans, receivables and other assets received in assumption reinsurance agreements

70         38,044

      1.      Summary of Significant Accounting Policies:
Organization:
Midland National Life Insurance Company ("Midland" or the
"Company") is a wholly-owned subsidiary of Sammons Enterprises, Inc. ("SEI"). Midland operates predominantly in the individual life and annuity business of the life insurance industry. The Company is licensed to operate in 49 states and the District of Columbia.

Basis of Presentation:
In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.
The Company is subject to the risk that interest rates will change and cause a decrease in the value of its investments. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company may have to sell assets prior to their maturity and realize a loss.

Investments:
The Company is required to classify its fixed maturity investments
(bonds and redeemable preferred stocks) and equity securities
(common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity"; securities that are held for current resale are classified as "trading securities"; and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the balance sheet. The Company has no securities classified as held-to-maturity. Trading securities are held for resale in anticipation of short-term market movements. The Company's trading securities are stated at market value. Gains and losses on these securities, both realized and unrealized, are included in the determination of net income. Net cost of or proceeds from trading securities are included in operating activities in the statements of cash flows.


      1.      Summary of Significant Accounting Policies, continued:
Investments, continued:

Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at market value with the unrealized holding gains and losses included as other comprehensive income in stockholder's equity, net of related adjustments to deferred policy acquisition costs, deferred income taxes and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains. Cash flows from available-for-sale security transactions are included in investing activities in the statements of cash flows.

For CMO's and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.

Policy loans and other invested assets are carried at unpaid principal balances. Short-term investments are carried at amortized cost, which approximates fair value.

Investment income is recorded when earned. Realized gains and losses are determined on the basis of specific identification of the investments. When a decline in value of an investment is determined to be other than temporary, the specific investment is carried at estimated realizable value and its original book value is reduced to reflect this impairment. Such reductions in book value are recognized as realized investment losses in the period in which they were written down.


1.     Summary of Significant Accounting Policies, continued:
Recognition of Traditional Life, Health, and Annuity Premium
Revenue and Policy Benefits:

Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums, which comprise the majority of premium revenues, are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of deferred policy acquisition costs.

Liabilities for future policy benefits for traditional policies generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity, and withdrawals which were appropriate at the time the policies were issued or acquired. Interest rate assumptions range primarily from 6.25% to 11.25%.
Recognition of Revenue and Policy Benefits for Interest Sensitive
Life Insurance Products and Investment Contracts (Interest
Sensitive Policies):

Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances. Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments which support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest credited to the account balances.

Policy reserves for universal life and other interest sensitive life insurance and investment contracts are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 2.75% to 6.5% in 1999, 3% to 6.5% in 1998 and 3.75% to 6.75% in 1997. For certain contracts, these crediting rates extend for periods in excess of one year.


      1.      Summary of Significant Accounting Pollicies, continued:
Deferred Policy Acquisition Costs:

Policy acquisition costs which vary with, and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, policy issuance, underwriting, and certain variable agency expenses.

Deferred costs related to traditional life insurance are amortized over the estimated premium paying period of the related policies in proportion to the ratio of annual premium revenues to total anticipated premium revenues.

Deferred costs related to interest sensitive policies are being amortized over the lives of the policies (up to 25 years) in relation to the present value of actual and estimated gross profits subject to regular evaluation and retroactive revision to reflect actual emerging experience.


Policy acquisition costs deferred and amortized for years ended
December 31 are as follows:

                                                             1999      1998      1997
Deferred policy acquisition costs, beginning
      of year                                             $417,164  $416,767  $427,218

Commissions deferred                                        54,348    44,072    40,660
Underwriting and acquisition expenses deferred              11,851    10,539     9,703
Change in offset to unrealized gains and losses             68,557     3,766    (8,710)
Amortization                                               (58,006)  (57,980)  (52,104)

Deferred policy acquisition costs, end of year            $493,914  $417,164  $416,767




To the extent that unrealized gains and losses on available-for-sale securities would result in an adjustment to the amortization pattern of deferred policy acquisition costs or present value of future profits of acquired business had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through other comprehensive income as an offset to the unrealized gains or losses.

      1.      Summary of Significant Accounting Policies, continued:
Present Value of Future Profits of Acquired Business:

The present value of future profits of acquired business ("PVFP") represents the portion of the purchase price of a block of business which is allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. The composition of the PVFP for the years ended December 31 is summarized below:



                                                            1999      1998      1997
Balance at beginning of year                              $31,162   $40,397   $21,308

Value of in-force acquired                                                     23,939
Adjustment to purchase price                                         (1,026)
Amortization                                               (7,689)   (8,209)   (4,850)

Balance at end of year                                    $23,473   $31,162   $40,397



Based on current conditions and assumptions as to future events, the Company expects to amortize approximately 24% of the December 31, 1999 balance of PVFP in 2000, 22% in 2001, 20% in 2002, 5% in
2003, and 4% in 2004. The interest rates used to determine the amortization of the PVFP purchased ranged from 5.5% to 6.5%.

Policy Claims and Benefits Payable:
The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are necessarily based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.

Federal Income Taxes:
The Company is a member of SEI's consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the Company compute the provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from, SEI in the amount they would have paid to, or received from, the Internal Revenue Service had they not been members of the consolidated tax group. The separate
Company provisions and payments are computed using the tax elections made by SEI.

Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.


      1.      Summary of Significant Accounting Policies, continued:
Separate Account:

Separate account assets and liabilities represent funds held for the exclusive benefit of variable universal life and annuity contractholders. Fees are received for administrative expenses and for assuming certain mortality, distribution and expense risks. Operations of the separate accounts are not included in these financial statements.

Comprehensive Income:

The Company follows Statement of Financial Accounting Standard No. 130, "Reporting Comprehensive Income," which requires the reporting of comprehensive income in addition to net income from operations. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. Comprehensive income for the Company includes net income and unrealized gains and losses (other comprehensive income) on available-for-sale securities.

Security Lending:
The Company periodically enters into agreements to sell and repurchase securities. Securities out on loan are required to be 100% collateralized. Short-term investments of $50,500 and the related liability representing the collateral received is reflected on the balance sheet as of December 31, 1998. There were no such agreements as of December 31, 1999.

Treasury Stock:
During the fourth quarter of 1998, the Company purchased its remaining outstanding minority shares from the lone minority stockholder for $178. In 1998 the shares were retained as treasury stock as a reduction to stockholder's equity and were retired during 1999.

      2.      Fair Value of Financial Instruments:
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:
Cash, Short-Term Investments, Policy Loans and Other Invested
Assets:
The carrying amounts reported in the balance sheets for these instruments approximate their fair values.


      2.      Fair Value of Financial Instruments, continued:
Investment Securities:
Fair value for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. In some cases, such as private placements and certain mortgage-backed securities, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities are based on quoted market prices.

Investment-Type Insurance Contracts:
Fair values for the Company's liabilities under investment-type insurance contracts are estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.
These fair value estimates are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non investment-type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements.
Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.


      2.      Fair Value of Financial Instruments, continued:
Investment-Type Insurance Contracts, continued:


The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                                December 31, 1999       December 31, 1998
                                           Carrying     Estimated     Carrying     Estimated
                                            Value      Fair Value      Value      Fair Value
Financial assets:
Fixed maturities, available-for-
      sale                                $2,097,305   $2,097,305    $2,281,730   $2,281,730
Equity securities, available-for-
      sale                                   293,892      293,892       221,325      221,325
Equity securities, trading                    70,570       70,570       105,984      105,984
Policy loans                                 217,012      217,012       213,267      213,267
Short-term investments                       102,829      102,829       280,943      280,943
Other investments                             65,011       65,011        37,076       37,076

Financial liabilities:
Investment-type insurance
      contracts                              810,219      796,148       866,000      850,000



      3.      Investments and Investment Income:
Fixed Maturities and Equity Security Investments:


The amortized cost and estimated fair value of fixed maturities and equity securities classified as available-for-sale are as follows:

                                                               December 31, 1999
                                                              Gross        Gross
                                                           Unrealized   Unrealized   Estimated
                                               Amortized     Holding      Holding       Fair
                                                  Cost        Gains       Losses        Value
Fixed maturities:
U.S. Treasury and other U.S. Government corporations
      and agencies                             $  142,991    $ 1,619     $  2,512   $  142,098
Corporate securities                            1,156,301      8,186       76,620    1,087,867
Mortgage-backed securities                        885,155        475       33,348      852,282
Other debt securities                              14,861        225           28       15,058

Total fixed maturities                          2,199,308     10,505      112,508    2,097,305

Equity securities                                 318,944     11,521       36,573      293,892

Total available-for-sale                       $2,518,252    $22,026     $149,081   $2,391,197



      3.      Investments and Investment Income, continued:
Fixed Maturities and Equity Security Investments, continued:





                                                              December 31, 1999
                                                              Gross        Gross
                                                           Unrealized   Unrealized   Estimated
                                               Amortized     Holding      Holding       Fair
                                                  Cost        Gains       Losses        Value
Fixed maturities:
U.S. Treasury and other U.S. Government corporations
      and agencies                            $  208,581    $14,285      $   378    $  222,488
Corporate securities                           1,052,442     30,366       15,546     1,067,262
Mortgage-backed securities                       955,785     22,225        1,093       976,917
Other debt securities                             14,861        225           23        15,063

Total fixed maturities                         2,231,669     67,101       17,040     2,281,730

Equity securities                                209,952     15,403        4,030       221,325

Total available-for-sale                      $2,441,621    $82,504      $21,070    $2,503,055



The cost of the equity securities classified as trading securities are $84,509 and $103,798, respectively, at December 31, 1999 and
December 31, 1998.

The unrealized (depreciation) appreciation on the available-for-sale securities in 1999 and 1998 is reduced by deferred policy acquisition costs and deferred income taxes and is reflected as accumulated other comprehensive (loss) income in the statements of stockholder's equity:



                                                                      1999         1998
Gross unrealized (depreciation) appreciation                       $(127,055)    $61,434
Deferred policy acquisition costs                                     48,393     (20,164)
Deferred income taxes                                                 27,532     (14,444)

Accumulated other comprehensive (loss) income                      $ (51,130)    $26,826



      3.      Investments and Investment Income, continued:
Fixed Maturities and Investment Security Investments, continued:
The other comprehensive (loss) income in 1999 and 1998 is comprised of the change in unrealized gains (losses) on available-for-sale fixed maturities and equity security investments arising during the period less the realized gains (losses) included in income, deferred policy acquisition costs and deferred income taxes as follows:


                                                                 1999      1998      1997
Unrealized holding gains (losses) arising in the
      current period:
Fixed maturities                                              $(155,733) $(11,399) $27,096
Equity securities                                               (42,539)   (5,025)   3,571
Less reclassification adjustment for (gains)
            losses released into income                           9,783     6,484   (3,476)
Less DAC impact                                                  68,557     3,766   (8,710)
Less deferred income tax effect                                  41,976     2,162   (6,468)

Net other comprehensive (loss) income                         $ (77,956) $ (4,012) $12,013



The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 1999, by contractual maturity, are as follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.




                                                                  Amortized     Estimated
                                                                     Cost       Fair Value
Due in one year or less                                          $    9,823     $    9,951
Due after one year through five years                               184,351        182,854
Due after five years through ten years                              322,800        313,832
Due after ten years                                                 797,179        738,387
Securities not due at a single maturity date (primarily mortgage-
      backed securities)                                            885,155        852,281

Total fixed maturities                                           $2,199,308     $2,097,305



      3.      Investments and Investment Income, continued:
Investment Income and Investment (Losses) Gains:
Major categories of investment income are summarized as follows:




                                                                    1999      1998      1997
Gross investment income:
Fixed maturities                                                  $168,511  $173,475  $148,640
Equity securities                                                   31,366    22,563    13,831
Policy loans                                                        15,913    15,331    11,891
Short-term investments                                              10,690    24,308    20,594
Other invested assets                                                3,202     2,730       824

Total gross investment income                                      229,682   238,407   195,780

Investment expenses                                                  4,040    13,468     7,130

Net investment income                                             $225,642  $224,939  $188,650





The major categories of investment gains and losses reflected in the income statement are summarized as follows:

                             1999                    1998                     1997
                               Unrealized -             Unrealized -             Unrealized -
                                 Trading                  Trading                  Trading
                     Realized   Securities    Realized   Securities    Realized   Securities
Gross investment income:
Fixed maturities     $ (3,668)                $    185                 $  2,934    $    195
Equity securities      (6,115)   $(16,124)      (6,669)   $  2,847          542        (836)
Other                      32                       (5)                      85

Net investment
   (losses) gains    $ (9,751)   $(16,124)    $ (6,489)   $  2,847     $  3,561    $   (641)



Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (excluding maturities, calls and prepayments) during 1999, 1998, and 1997 were as follows:


                                      1999                  1998                 1997
                                Fixed                 Fixed                 Fixed
                             Maturities   Equity   Maturities   Equity   Maturities   Equity
Proceeds from sales           $629,645   $168,763   $744,300   $304,589   $801,246   $136,085
Gross realized gains             4,579      1,514      7,527        442      3,757      1,977
Gross realized losses           (8,443)    (3,265)    (7,313)    (6,303)    (3,213)      (887)



      3.      Investments and Investment Income, continued:
Other:
At December 31, 1999, and 1998, securities amounting to approximately $14,986 and $14,993, respectively, were on deposit with regulatory authorities as required by law.

The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S.
Government Agency or Authority, the Company had no investments in one entity which exceeded 10% of stockholder's equity at December
31, 1999, except for the following investment with the following carrying value:
                        Norwest                  $71,490

4. Income Taxes:


The significant components of the provision for federal income taxes are as follows:



                                                               1999       1998       1997
Current                                                      $31,812    $43,467    $38,474
Deferred                                                      (2,808)   (10,849)    (5,421)

Total federal income tax expense                             $29,004    $32,618    $33,053

Income tax expense differs from the amounts computed by applying the U.S. Federal income tax rate of 35% to income before income taxes as follows:

                                                               1999        1998      1997
At statutory federal income tax rate                         $28,997     $32,720   $32,054
Dividends received deductions                                   (522)       (191)     (514)
Other, net                                                       529          89     1,513

Total federal income tax expense                             $29,004     $32,618   $33,053



The federal income tax (asset) liability as of December 31 is comprised of the following:

                                                              1999       1998
Net deferred income tax (asset) liability                   $(23,315)   $21,470
Income taxes currently receivable                             (7,100)      (904)

Federal income tax (asset) liability                        $(30,415)   $20,566

4. Income Taxes, continued:

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31 are as follows:



                                                                         1999       1998
Deferred tax liabilities:
Present value of future profits of acquired business                  $  8,216    $10,907
Deferred policy acquisition costs                                      124,098     99,192
Investments                                                                        22,154

Total deferred income tax liabilities                                  132,314    132,253

Deferred tax assets:
Policy liabilities and reserves                                        106,069    108,973
Investments                                                             48,599
Other, net                                                                 961      1,810

Total gross deferred income tax assets                                 155,629    110,783

Net deferred income tax (asset) liability                             $(23,315)  $ 21,470



Prior to 1984, certain special deductions were allowed life insurance companies for federal income tax purposes. These special deductions were accumulated in a memorandum tax account designated as "Policyholders' Surplus." Such amounts will usually become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or certain cash distributions are deemed to be paid out of this account. It is management's opinion that such events are not likely to occur. Accordingly, no provision for income tax has been made on the approximately $66,000 balance in the policyholders' surplus account at December 31, 1999.

      5.      Reinsurance:
The Company is involved in both the cession and assumption of reinsurance with other companies. Reinsurance premiums and claims ceded and assumed for the years ended December 31 are as follows:

Balance Sheets


                                    1999              1998             1997
                              Ceded   Assumed   Ceded   Assumed   Ceded   Assumed
Premiums                    $20,244  $ 4,910  $20,280  $ 6,106  $17,081  $7,971
Claims                       10,529    4,777   11,495    5,954    8,683   4,472



      5.      Reinsurance, continued:
The Company generally reinsures the excess of each individual risk over $500 on ordinary life policies in order to spread its risk of loss. Certain other individual health contracts are reinsured on a policy-by-policy basis. The Company remains contingently liable for certain of the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreement.

Effective in 1996, the Company assumed certain policy risks from its affiliate, North American Company for Life and Health Insurance, and its subsidiaries. The Company fulfilled its obligation on this assumption contract and was released of this risk effective December
31, 1998. The Company has reflected risk and profit charges of $729 in other income in 1997 under the terms of the reinsurance contract. Effective October 31, 1997, Midland acquired, via assumption reinsurance, a block of life and annuity business. Under the assumption agreement, the Company assumed approximately $574,310 of life and annuity reserves which is reflected in the liabilities for future policy benefits and received $550,371 of assets which was net of $23,939 of PVFP. The PVFP asset is being amortized principally over periods up to 25 years in relation to the present value of expected gross profits. The assets acquired included approximately $511,877 in cash and short term instruments, $38,044 in policy loans and $450 of other assets. In accordance with the agreement, the final purchase price was determined in 1998 which reduced the PVFP asset to $22,913 and the life and annuity reserves assumed to $573,284.

      6.      Statutory Financial Data and Dividend Restrictions:
In 1999, the Company redomesticated in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.


      6. Statutory Financial Data and Dividend Restrictions, continued:
Generally, the net assets of the Company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends which can be paid by the Company during any 12-month period, without prior approval of the insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The
Company paid a statutory stockholder dividend of $126,000 and $15,000 in 1999 and 1998, respectively. Dividends payable in 2000 will require prior approval of regulatory authorities.

The statutory net income of the Company for the years ended
December 31, 1999 and 1998 is approximately $69,000 and $75,000, respectively, and capital and surplus at December 31, 1999 and 1998 is approximately $386,000 and $384,000, respectively, in accordance with statutory accounting principles.

      7.      Employee Benefits:
The Company participates in qualified pensions and other postretirement benefit plans sponsored by SEI. The Company also provides certain postretirement health care and life insurance benefits for eligible active and retired employees through a defined benefit plan. The following table summarizes the benefit obligations, the fair value of plan assets and the funded status over the two-year period ended December 31, 1999. The amounts reflect an allocation of the Company's portion of the SEI plan:



                                                Pension Benefits        Other Benefits
                                                 1999      1998        1999       1998
Benefit obligation at
December 31                                    $ 6,421   $ 6,420     $ 1,327    $ 1,718
Fair value of plan assets at
December 31                                      3,962     3,642

Funded status at December 31                   $(2,459)  $(2,778)    $(1,327)   $(1,718)

Accrued benefit liability
recognized in financial
statements                                     $ 1,292   $   616     $ 1,650    $ 1,650



      7.      Employee Benefits, continued:
The Company's postretirement benefit plan is not funded; therefore, it has no plan assets.

The amounts of contributions made to and benefits paid from the plan are as follows:

Balance Sheets


                                                Pension Benefits       Other Benefits
                                                 1999      1998       1999       1998
Employer contributions                                               $   123   $   227
Employee contributions                                                    57        56
Benefit payments                               $   184   $   197         180       283



The following table provides the net periodic benefit cost for the years ended 1999, 1998, and 1997:




                                          Pension Benefits           Other Benefits
                                        1999    1998    1997      1999    1998    1997
Net periodic benefit costs             $ 676   $ 524   $ 360     $ 123   $ 126   $ 179



The assumptions used in the measurement of the Company's benefit obligations are shown in the following table:


                                                Pension Benefits       Other Benefits
                                                 1999      1998        1999      1998
Weighted-average assumptions
as of December 31:
Discount rate                                    7.75%     7.00%       7.75%     7.00%
Expected return on plan
assets                                           8.75%     8.75%        N/A       N/A
Rate of compensation
increase                                         4.25%     4.25%        N/A       N/A


For measurement purposes, a 6.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 1998. The rate was assumed to decrease gradually each year to a rate of 4.5% for 2006 and remain at that level thereafter.

The Company also participates in a noncontributory Employee Stock Ownership Plan ("ESOP") which is qualified as a stock bonus plan.
All employees are eligible to participate in this plan upon satisfying eligibility requirements. The ESOP is sponsored by SEI. Each year the Company makes a contribution to the ESOP as determined by the Board of SEI. The contributions to the ESOP for 1999, 1998, and 1997 was $1,375, $1,381, and 1,294, respectively. The expense for 1999, 1998, and 1997 was $1,306, $1,725, and $1,920, respectively. All contributions to the ESOP are held in trust.


      8.      Commitments and Contingencies:
Lease Commitments:
Midland's home office building has been conveyed to the City of Sioux Falls, South Dakota, and leased back in a transaction in which the City issued $4,250 of Industrial Revenue Bonds for face value. The bonds are collateralized by $2,300 of Midland's investments in government bonds. The lease includes a purchase option under which Midland may repurchase the building upon repayment of all bonds issued. The lease terms provide for 10 annual payments equivalent to principal of $425 beginning in 1993 and semiannual payments through 2002 in amounts equivalent to interest at 5.5% on the outstanding revenue bond principal. The building and land costs have been capitalized and are carried as part of other assets and the lease obligation as part of other liabilities.

The Company also leases certain equipment. Rental expense on operating leases amounted to $2,004, $1,511, and $1,208 for the years ended December 31, 1999, 1998, and 1997, respectively. The minimum future rentals on capital and operating leases at December 31, 1999, are as follows:

Balance Sheets


Year Ending December 31                           Capital     Operating     Total
      2000                                        $  490       $2,086      $2,576
      2001                                           466        1,727       2,193
      2002                                           442          351         793
      2003                                                        351         351
      2004                                                        351         351
   Thereafter                                                     647         647

Total                                              1,398       $5,513      $6,911



Less amount representing interest                    123

Present value of amounts due under capital leases $1,275

Other Contingencies:
The Company is a defendant in various lawsuits related to the normal conduct of its insurance business. Litigation is subject to many uncertainties and the outcome of individual litigated matters is not predictable with assurance; however, in the opinion of management, the ultimate resolution of such litigation will not materially impact the Company's financial position.


      9.      Other Related Party Transactions:
The Company pays fees to SEI under management contracts.  The
Company was charged $3,022, $1,552, and $1,530 in 1999, 1998, and
1997, respectively, related to these contracts.

The Company pays investment management fees to an affiliate
(Midland Advisors Company). Net fees related to these services were $1,688, $1,855, and $1,425 in 1999, 1998, and 1997, respectively.
The Company provided certain insurance and non-insurance services to North American Company for Life and Health Insurance ("North American"), beginning in 1997. The Company was reimbursed $4,786, $1,465, and $488 in 1999, 1998, and 1997, respectively, for the costs incurred to render such services.

In 1998, the Company sold certain securities to North American at the current market value of $15,856, incurring a realized loss of $2,736. In addition, the Company acquired securities totaling $22,679 from North American.

10.            Mortgage Loan Operations
In January 1999, the Company acquired a mortgage loan operation whose primary business was to underwrite, originate and resell mortgage loans with the intent of dividending the remaining net assets to SEI during 1999. Effective December 1, 1999, this operation was dividended to SEI at the remaining value of the underlying assets. Due to the temporary nature of the transaction, the capital contributed of $67,554, the losses for the 11 months of $1,602, and the ultimate dividend have been excluded from the financial statements.





The accompanying notes are an integral part of the financial statements.



The accompanying notes are an integral part of the financial statements.


The accompanying notes are an integral part of the financial statements.



Midland National Life Insurance Company
Notes to Financial Statements, Continued
(Amounts in thousands)


Midland National Life Insurance Company
Notes to Financial Statements
(Amounts in thousands)




MNLGAP99.txt

Part C.

Item 24.

 (a)  Financial Statements

      Financial statements are included in Part B of the Registration
      Statement.

 (b)  Exhibits:

      (1) Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C. (2)

      (2)  Not Applicable

      (3)  (a)  Principal Underwriting Agreement between Midland
                National Life Insurance Company and Walnut Street
                Securities (2)
           (b)  Registered Representative Contract  (2)

      (4)  (a)  Form A053A1 Flexible Premium Deferred Variable Annuity
                Contract (2)
           (b)  Maturity Date Endorsement for Qualified Contracts  (2)
           (c)  Endorsement for Tax Sheltered Annuity  (2)
           (d)  Form A057A1 Flexible Premium Deferred Variable Annuity
                Contract (2)

      (5) (a) Form of Application for Flexible Premium Deferred Variable Annuity Contract A053A1 and A057A1 (2)
          (b)  Supplement to Application  (2)

      (6) (a) Articles of Incorporation of Midland National Life Insurance Company (2)
          (b)  By-laws of Midland National Life Insurance Company  (2)

      (7) Not Applicable

      (8) (a) Form of Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and VIP II (2)

          (b) Form of Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III (2)

          (c) Form of Participation Agreement between Midland National Life Insurance Company and American Century Investment Services Inc. (2)

          (d) Participation Agreement for Massachusetts Financial
              Variable Insurance Trusts. (3)

          (e) Participation Agreement for Lord Abbett Series
              Funds, Inc. (3)

      (9) Opinion and Consent of Counsel (2)

     (10) (a)  Consent of Counsel (4)
          (b)  Consent of Independent Auditors (4)

     (11) Not Applicable

     (12) Not Applicable

     (13) Performance Data Calculations (1)

(1) Filed with Post-effective Amendment #2 of this form N-4 Registration Statement, file number 33-64016 (April 30, 1995).
(2) Filed with Post-effective Amendment #6 of this form N-4 Registration Statement, file number 33-64016 (April 30, 1998).
(3) Filed with Post-effective Amendment #9 of this form N-4 Registration Statement, file number 33-64016 (April 30, 1999).
(4) Filed herewith.

Item 25.

          Below is a list of our directors and executive officers.



Directors

Name and                Position with     Principal Occupation
Business Address        Midland           During Past Five Years


Michael M. Masterson    Chairman of the   Chairman of the Board (March 1999 to
Midland National Life   Board, Chief      present) Chief  Executive Officer and
One Midland Plaza       Executive Officer President (March 1997 to present)
Sioux Falls, SD 57193   and President     President and Chief Operating
                                          Officer (March 1996 to February
                                          1997), Executive Vice President-
                                          Marketing (March 1995 to February
                                          1996), Midland National Life
                                          Insurance Company; Vice President-
                                          Individual Sales (prior thereto)
                                          Northwestern National Life

John J. Craig, II       Executive         Executive Vice President (January
Midland National Life   Vice President    19998 to present), Midland National
One Midland Plaza                         Life Insurance Company; Senior Vice
Sioux Falls, SD 57193-0001                President and Chief Financial Officer
                                          (October 1993 to 1998), Midland
                                          National Life Insurance Company;
                                          (January 1996 to present), Briggs
                                          ITD Corp.; Treasurer (March 1996
                                          to present), Sammons Financial
                                          Holdings, Inc.; Treasurer
                                          (November 1993 to present), CH
                                          Holdings; Treasurer (November
                                          1993 to present), Consolidated
                                          Investment Services, Inc.;
                                          Treasurer (November 1993 to
                                          present), Richmond Holding
                                          Company, L.L.C.; Partner (prior
                                          thereto), Ernst and Young.


Steven C. Palmitier     Senior Vice       Senior Vice President and Chief
Midland National Life   President and     Marketing Officer (August 1996
One Midland Plaza       Chief Marketing   to present), Midland National
Sioux Falls, SD 57193   Officer           Life Insurance Company; Senior
                                          Vice President-Sales (prior
                                          thereto), Penn Mutual Life
                                          Insurance

Donald J. Iverson        Senior Vice      Senior Vice President and Corporate
Midland National Life    President and    Actuary (November 1999 to Present);
One Midland Plaza        Corporate        Vice President - Chief Actuary (prior
Sioux Falls, SD 57193    Actuary          thereto), ALLIED Life Insurance

Stephen P. Horvat, Jr.  Senior Vice       Senior Vice President (January
Midland National Life   President         to present), Midland National
Insurance Company                         Life Insurance Company; Shareholder
                                          (June 1996 to December 1997),
                                          Sorling Law Firm; Senior Vice
                                          President, General Counsel and
                                          Secretary (prior thereto), Franklin
                                          Life Insurance Company



Robert W. Korba           Board of        President and Director (since
Sammons Enterprises, Inc  Directors       1988), Sammons Enterprises, Inc.
300 Crescent CT           Member
Dallas, TX 75201

Executive Officers (other than Directors)


E John Fromelt          Senior Vice       Chief Investment Officer (since
Midland National Life   President and     1990), Midland National Life
One Midland Plaza       Chief Investment  Insurance Company; President
Sioux Falls, SD 57193   Officer           since August 1995), Midland
                                          Advisors Company; Chief
                                          Investment Officer (1996 to
                                          present), North American Company
                                          for Life and Health

Stephen P. Horvat, Jr.  Senior Vice       Senior Vice President (January
Midland National Life   President         to present), Midland National
Insurance Company                         Life Insurance Company; Shareholder
                                          (June 1996 to December 1997),
                                          Sorling Law Firm; Senior Vice
                                          President, General Counsel and
                                          Secretary (prior thereto), Franklin
                                          Life Insurance Company

Gary J. Gaspar          Senior Vice       Senior Vice President and Chief
North American          President &       Information Officer (August 1998
Company for Life &      Chief             to present), Midland National Life
Health Insurance        Information       Insurance Company; Senior Vice
222 South Riverside     Officer           Information Systems Officer (1985
Chicago, IL 60606-5929                    to present; North American Company
                                          for Life and Health Insurance



Jack L. Briggs          Vice President,   Vice President, Secretary and
Midland National Life   Secretary, and    General Counsel (since 1978),
                        General Counsel   Midland National Life Insurance
                                          Company

Gary W. Helder          Vice President-   Vice President-Policy
Midland National Life   Policy            Administration (since 1991),
                        Administration    Midland National Life Insurance
                                          Company

Robert W. Buchanan      Vice President-   Vice President-Marketing
Midland National Life   Marketing         Services (March 1996 to
                        Services          present), Second Vice President-
                                          Sales Development (prior
                                          thereto), Midland National Life
                                          Insurance Company

Thomas M. Meyer         Sen.Vice President Vice President and Chief Financial
Midland National Life   and Chief         Officer (January 1998 to present),
                        Financial Officer Second Vice President and Controller
                                          (1995 to 1998), Midland National Life
                                          Insurance Company

Julia B. Roper          Vice President &   Vice President and Chief Compliance
North American          Chief Compliance   Officer (August 1998 to present),
Company for Life &      Officer            Midland National Life Insurance
Health Insurance                           Company; Vice President & Chief
222 South Riverside                        Compliance Officer (September 1997
Chicago, IL 60606-5929                     to present), North American Company
                                           for Life & Health Insurance;
                                           Assistant Vice President (prior
                                           Thereto), CAN Insurance Companies

Jon P. Newsome            Executive Vice    Executive Vice President - Annuity
Midland National Life -   President -       Division (April 1999 to Present);
Annuity Division          Annuity Division  Executive Vice President (September
7755 Office Plaza                           1996 to February 1999), Conseco
Drive  N. #105                              Marketing, LLC; Chairman and CEO
West Des Moines,IA 50266                    (November 1995 to September 1996),
                                            American Life & Casualty Ins. Co.

Esfandyar Dinshaw         Vice President -  Vice President - Annuity Division
Midland National Life -   Annuity Divsion   (April 1999 to Present); Vice
Annuity Division                             President - Actuarial (September
7755 Office Plaza                            1996 to April 1999), Conseco; Vice
Drive N. #105                                President-Actuarial (January 1991
West Des Moines,IA 50266                     to August 1996), American Life &
                                             Casualty Co.




Item 26. Persons Controlled by or Under Common Control With the Depositor.

 The Depositor, Midland National Life Insurance Company (Midland) is a subsidiary of Sammons Enterprises, Incorporated. The Registrant is a segregated asset account of Midland.

 The following indicates the persons controlled by or under common control with Midland:

 Estate of Charles A. Sammons
 I. Sammons Enterprises, Inc. (Delaware Corp) 89.88%

 II. COMMUNICATIONS - Sammons Communications, Inc. (Delaware Corp) 100% Sammons Communications of New Jersey, Inc. (New Jersey Corp) 100% Oxford Valley Cable Vision, Inc. (Pennsylvania Corp) 88%
         SGS, Inc. (Delaware Corp.) 100%
         Sammons Communication of Pennsylvania, Inc. (Delaware Corp) 100%

III. Consolidated Investment Services Inc. (Nevada Corp) 100%
         Richmond Holding Company, LLC (Delaware LLC) 5%

      A. Financial Services
         Sammons Financial Holdings, Inc. (Delaware Corp) 100%
           Midland National Life Insurance Company (Iowa Corp) 100%
                (FEDID #46-0164570 NAIC CO Code 66044 IA)
           NACOLAH Holding Corporation (Delaware Corp) 100%
                (FEDID #36-412699)
            Institutional Founders Life Insurance Company (Ill. Corp.) 100%,
                FEDID No. 36-3508234, NAIC Co. Code 85707, Group Code 0431 IL
             North American Company for Life & Health Insurance (Ill.Corp)100%
                FEDID No. 36-2428931, NAIC Co. Code 66974, Group Code 0431 IL
              North American Company for Life & Health Insurance of
                New York (New York Corp.), 100%
                FEDID No. 361556010, NAIC Co. Code 91286, Group Code 0431 NY
              NACOLAH Life Insurance Company (Ill. Corp.) 100%
                FEDID No. 36-3723034, NAIC Co. Code 85456, Group Code 0431 IL
              NACOLAH Ventures, L.L.C. (Delaware Corp.), FEDID No. 36-3495904 Midland Advisors Company (South Dakota Corp.) 100%
           Parkway Holdings, Inc. (Delaware Corp) 100%
              Parkway Mortgage, Inc.  (Delaware Corp.) 100%

         B. ALLIED
         CH Holdings Inc. (Delaware Corp) 100%
         Sammons Corporation (Texas Corp) 100%
         Otter, Inc.  (Oklahoma Corp.) 100%
         Cathedral Hill Hotel, Inc. (Delaware Corp) 100%
          GBH Venture Co., Inc. (Delaware Corp.) 100%
         Grand Bahama Hotel Company (Delaware Corp) 100%
             Jack Tar Grand Bahama Limited (Bahama Corp) 100%

      C. WATER
         Mountain Valley Spring Company (Arkansas Corp) 100%
         Water Lines Inc. (Arkansas Corp) 100%

      D. SUPPLY AND SERVICE
         Sammons Distribution Holdings, Inc. (Delaware Corp.) 100% Vinson Supply Company (Delaware Corp) 100%
            Vinson Supply (UK) LTD. (United Kingdom Corp) 50%
            Myron C. Jacobs Supply Company (Oklahoma Corp) 100%
            Composite Thread Protectors, Inc. (Pennsylvania Corp) 100% Vinson Process Controls Company (Delaware Corp.) 100%
            Sammons Distribution Inc. (Delaware Corp.) 100%

         Briggs-Weaver Inc. (Delaware Corp) 100%
            TMIS Inc. (Texas Corp) 100%
            B-W Max, Inc. (Delaware Corp)100%
            B-W Max Inc.  (Delaware Corp)100%
               Abastecedora de Services Indutriales y Productos S.A.
                    de C.V.  (ASPI) (Mexico Corp.)
               Personal Para Services Intogrados de Mexico
                    S.A. (Personal) (Mexico Corp)
               Especialistas en Systems de Distribucion  Industrial
                    S.A. de C.V. (ESDI) (Mexico Corp.)
               Especialistas en Procuramiento Industrial
                    S.A. de C.V. (EPI) (Mexico Corp.)
            Sealing Specialists of Texas, Inc. (Texas Corp) 100%

      E. Equipment Sales and Rentals
         Briggs ITD Corp.  (Delaware Corp.) 100%
         Briggs Equipment Trust (Delaware Business Trust) 100% Briggs Equipment Mexico Inc. (Delaware Corp.) 100% Montacargras Yale de Mexico S. A. de C.V. (YALESA)
            (Mexico Corp.)
         Briggs Equipment S.A. de C.V. (BESA) (Mexico Corp.)

      F. Real Estate

         Crestpark LP Inc.  (Delaware Corp.) 100%
         Crestpark Holding Inc.  (Delaware Corp.) 100%
         Sammons Venture Properties, Inc. (Delaware Corp.) 100% Sammons Realty Corporation (Delaware Corp.) 100% Sammons Legacy Venture GP Inc. (Delaware Corp) 100% Sammons Legacy Venture LP Inc. (Delaware Corp) 100% Sammons Income Properties Inc. (Delaware Corp) 100% Sammons Eiger Venture, Inc. (Delaware Corp) 100%

      G. Tourism

         The Grove Park Inn Resort Inc.  (Delaware Corp) 100%
         Adventure Tours USA, Inc.  (Delaware Corp) 100%
         Santo Tours and Travel Inc.  (New York Corp) 100%
         ATUSA Inc. (Delaware Corp) 100%

Item 27. Number of Contract Owners
      As of December 31, 1999 there were 2,332 holders of nonqualified contracts and 4,806 holders of qualified contracts.

Item 28. Indemnification
  The Company indemnifies actions against all officers, directors, and employees to the full extent permitted by South Dakota law. This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Item 29a.Relationship of Principal Underwriter to Other Investment Companies Walnut Street Securities, the principal underwriter of the Registrant is also the principal underwriter for flexible premium variable life insurance contracts issued through Midland National Life Separate Account A.
    Walnut Street Securities, the principal underwriter of the Registrant is also the principal underwriter for General American Life Insurance
    Company as well as Paragon Life Insurance Company.

Item 29b.Principal Underwriters
   Unless otherwise noted, the address of each director and executive officer of Walnut Street Securities is 400 South 4th Street, Suite 100, St.Louis MO 63102

      Name and Principal            Position and Offices
      Business Address               With Walnut Street Securities
        Richard J. Miller            Pres., CEO, Dir.
        Mabeline Julien              Assistant Treasurer
        James Koeger                 Assistant Treasurer
        E. Thomas Hughes, Jr.        Treasurer
        Maureen Sheehan              Assistant Secretary
        Joyce Hillebrand             Assistant Secretary
        Norman Lazarus               CCO, Vice President - Compliance
        Don Wuller                   Sr.V.P.Admin, CFO
        Dona Barber                  Dir.
        Mathew P. McCauley           Dir., Vice President, General Counsel &
                                     Secretary
        Bernard H. Wolzenski         Dir.
        Stephen Palmitier            Dir.
        Kevin Eichner                Dir. , Chairman


Item 29c.Compensation of Principal Underwriters
   The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

   (1)              (2)            (3)            (4)            (5)
                    Net
   Name of          Underwriting
   Principal        Discount and   Compensation   Brokerage
   Underwriter      Commissions    On Redemption  Commissions    Compensation

   Walnut Street   4,074,697        0                0                 0
   Securities

Item 30. Location of Accounts and Records
   The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at:

   One Midland Plaza
   Sioux Falls, SD  57193

Item 31. Management Services
    No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations - Midland National Life
    Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses to be incurred and the risk assumed by Midland National Life Insurance Company.

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this form will be delivered promptly upon written or oral request.

Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

Statement Pursuant to Rule 6c-7

Midland National Life and Separate Account C rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of that Rule have been or will be complied with. Accordingly, Midland National Life and Separate Account C are exempt from the provisions of Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940 with respect to any variable annuity contract participating in such account to the extent necessary to permit compliance with the Texas Optional Retirement Program.

VAITEM24

SIGNATURES
                             __________

    As required by the Securities Act of 1933, and under the Investment Company act of 1940, the Registrant, Midland National Life Separate Account C certifies that it meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf in the City of Sioux Falls, South Dakota, on the 5th day of April, 2000.

                                    Midland National Life Separate Account C

   (Seal)                      By:  Midland National Life Insurance Company


                               By:_/s/Michael M. Masterson______________
                                    President

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following Directors of Midland National Life Insurance Company in the capacities and on the dates indicated.





   Signature                   Title                           Date
   ---------                   -----                           ----

/s/Michael M. Masterson_       Director, Chairman of the       April 5, 2000
   Michael M. Masterson        Board, Chief Executive
                               Officer and President

/s/John J. Craig II_____       Director, Executive Vice        April 5, 2000
   John J. Craig II            President and Chief
                               Operating Officer

/s/Donald J. Iverson____       Director, Senior Vice           April 5, 2000
   Donald J. Iverson           President and Chief
                               Actuary

/s/Steven C. Palmitier__       Director, Senior Vice           April 5, 2000
   Steven C. Palmitier         President and Chief
                               Marketing Officer

/s/Stephen P. Horvat, Jr.      Director, Senior Vice           April 5, 2000
   Stephen P. Horvat, Jr.      President - Legal


   _____________________       Director and Vice President     April 5, 2000
   Robert W. Korba



SepCSig1.txt

                                                   Registration No. 33-64016
                                                POST EFFECTIVE AMENDMENT NO. 10



________________________________________________________________________________
________________________________________________________________________________



                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                ______________________________________________



                                  EXHIBITS

                                     TO

                                  FORM N-4

                           REGISTRATION STATEMENT

                                   UNDER

                         THE SECURITIES ACT OF 1933

                                    FOR

                           MNL SEPARATE ACCOUNT C

                                    AND

                   MIDLAND NATIONAL LIFE INSURANCE COMPANY

                ______________________________________________








________________________________________________________________________________
________________________________________________________________________________

                          EXHIBIT INDEX

Item 24.

   (10) (a)  Consent of Counsel
        (b)  Consent of Independent Auditors




EXHBTVA

April 14, 2000

Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD 57193


      RE: Variable Annuity Form N-4
          File No. 33-64016

Gentlemen:

We hereby consent to the reference to our name under the caption "Legal Matters" in the Statement of Additional Information filed as part of the Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 filed by Midland National Life Insurance Company Separate Account C for certain variable annuity contracts (File No. 33-64016). In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

Very truly yours,



SUTHERLAND ASBILL & BRENNAN L L P



by: __/s/Frederick_R._Bellamy__
      Frederick R. Bellamy


SABVAII.txt

CONSENT OF IDEPENDENT ACCOUNTANTS



We consent to the inclusion in Post effective Amendment No. 10 to this Registration Statement of Midland National Life Separate Account C on Form N-4 (File No. 33-64016) of our reports dated March 31, 2000 and March 10, 2000, on our audits of the financial statements of Midland National Life Separate Account C, and the financial statements of Midland National Life Insurance Company, respectively. We also consent to the reference of our firm under the caption "Financial" in such Registration Statement.


PRICEWATERHOUSECOOPERS L L P


MINNEAPOLIS, MINNESOTA
April 20, 2000

PWCVA2.txt
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